UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

July 31, 2016

LC1-QTLY-0916
1.9871046.100

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.4%
BorgWarner, Inc.	18	$597
Delphi Automotive PLC	181	12,275
Gentex Corp.	118	2,085
Hertz Global Holdings, Inc. (a)	9	438
Johnson Controls, Inc.	129	5,924
Lear Corp.	41	4,651
Visteon Corp.	22	1,542
		27,512
Automobiles - 0.4%
Harley-Davidson, Inc.	120	6,350
Tesla Motors, Inc. (a)	77	18,079
Thor Industries, Inc.	31	2,373
		26,802
Distributors - 0.3%
Genuine Parts Co.	91	9,304
LKQ Corp. (a)	202	6,947
Pool Corp.	27	2,762
		19,013
Diversified Consumer Services - 0.1%
Service Corp. International	123	3,410
ServiceMaster Global Holdings, Inc. (a)	90	3,405
		6,815
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	69	2,474
Brinker International, Inc.	37	1,744
Chipotle Mexican Grill, Inc. (a)	19	8,056
Choice Hotels International, Inc.	14	676
Darden Restaurants, Inc.	77	4,740
Domino's Pizza, Inc.	33	4,861
Dunkin' Brands Group, Inc.	61	2,764
Extended Stay America, Inc. unit	4	57
Hilton Worldwide Holdings, Inc.	305	7,073
Las Vegas Sands Corp.	240	12,156
Marriott International, Inc. Class A	108	7,744
McDonald's Corp.	581	68,355
MGM Mirage, Inc. (a)	27	647
Norwegian Cruise Line Holdings Ltd. (a)	10	426
Panera Bread Co. Class A (a)	15	3,290
Six Flags Entertainment Corp.	47	2,650
Starbucks Corp.	943	54,741
Starwood Hotels & Resorts Worldwide, Inc.	66	5,152
U.S. Foods Holding Corp.	36	870
Vail Resorts, Inc.	24	3,434
Wendy's Co.	79	763
Wyndham Worldwide Corp.	73	5,184
Wynn Resorts Ltd.	48	4,702
Yum! Brands, Inc.	255	22,802
		225,361
Household Durables - 0.7%
CalAtlantic Group, Inc.	5	181
D.R. Horton, Inc.	121	3,978
Harman International Industries, Inc.	21	1,735
Leggett & Platt, Inc.	87	4,574
Lennar Corp.:
Class A	65	3,042
Class B	7	263
Mohawk Industries, Inc. (a)	32	6,686
Newell Brands, Inc.	290	15,213
NVR, Inc. (a)	2	3,410
PulteGroup, Inc.	67	1,419
Tempur Sealy International, Inc. (a)	35	2,647
Toll Brothers, Inc. (a)	47	1,316
Tupperware Brands Corp.	33	2,068
Whirlpool Corp.	5	962
		47,494
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	257	195,014
Expedia, Inc.	79	9,215
Groupon, Inc. Class A (a)	236	1,138
Liberty Interactive Corp.:
(Venture Group) Series A (a)	17	641
QVC Group Series A (a)	165	4,424
Netflix, Inc. (a)	270	24,638
Priceline Group, Inc. (a)	33	44,577
TripAdvisor, Inc. (a)	75	5,248
		284,895
Leisure Products - 0.3%
Brunswick Corp.	48	2,382
Hasbro, Inc.	74	6,011
Mattel, Inc.	225	7,511
Polaris Industries, Inc.	40	3,950
Vista Outdoor, Inc. (a)	6	300
		20,154
Media - 5.0%
AMC Networks, Inc. Class A (a)	40	2,214
Cable One, Inc.	3	1,572
CBS Corp. Class B	267	13,943
Charter Communications, Inc. Class A (a)	133	31,238
Cinemark Holdings, Inc.	70	2,632
Clear Channel Outdoor Holding, Inc. Class A	10	70
Comcast Corp. Class A	1,475	99,194
Discovery Communications, Inc.:
Class A (a)	108	2,710
Class C (non-vtg.) (a)	128	3,141
DISH Network Corp. Class A (a)	112	5,983
Interpublic Group of Companies, Inc.	266	6,134
Lions Gate Entertainment Corp.	38	760
Live Nation Entertainment, Inc. (a)	48	1,316
Omnicom Group, Inc.	156	12,837
Regal Entertainment Group Class A	16	376
Scripps Networks Interactive, Inc. Class A	55	3,633
Sirius XM Holdings, Inc. (a)	1,178	5,171
Starz Series A (a)	54	1,632
The Madison Square Garden Co. (a)	1	183
The Walt Disney Co.	1,074	103,050
Time Warner, Inc.	342	26,214
Tribune Media Co. Class A	3	111
Twenty-First Century Fox, Inc.:
Class A	557	14,838
Class B	250	6,758
Viacom, Inc.:
Class A	18	894
Class B (non-vtg.)	187	8,503
		355,107
Multiline Retail - 0.5%
Dollar General Corp.	188	17,811
Dollar Tree, Inc. (a)	150	14,444
Nordstrom, Inc.	81	3,583
Target Corp.	42	3,164
		39,002
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	47	7,983
AutoNation, Inc. (a)	16	854
AutoZone, Inc. (a)	19	15,465
Bed Bath & Beyond, Inc.	14	629
Burlington Stores, Inc. (a)	26	1,989
Cabela's, Inc. Class A (a)	5	258
CarMax, Inc. (a)	128	7,457
Dick's Sporting Goods, Inc.	44	2,257
Foot Locker, Inc.	80	4,770
Gap, Inc.	9	232
Home Depot, Inc.	823	113,772
L Brands, Inc.	29	2,143
Lowe's Companies, Inc.	591	48,627
Michaels Companies, Inc. (a)	45	1,186
Murphy U.S.A., Inc. (a)	15	1,150
O'Reilly Automotive, Inc. (a)	62	18,019
Ross Stores, Inc.	260	16,076
Sally Beauty Holdings, Inc. (a)	97	2,845
Signet Jewelers Ltd.	47	4,132
TJX Companies, Inc.	437	35,712
Tractor Supply Co.	88	8,065
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	39	10,187
Urban Outfitters, Inc. (a)	45	1,346
Williams-Sonoma, Inc.	58	3,137
		308,291
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	33	3,341
Coach, Inc.	35	1,509
Hanesbrands, Inc.	249	6,638
Kate Spade & Co. (a)	89	1,930
lululemon athletica, Inc. (a)	64	4,970
Michael Kors Holdings Ltd. (a)	113	5,844
NIKE, Inc. Class B	876	48,618
Ralph Lauren Corp.	3	294
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	86	2,066
Under Armour, Inc.:
Class A (sub. vtg.) (a)	121	4,775
Class C (non-vtg.)	122	4,355
VF Corp.	224	13,984
		98,324

TOTAL CONSUMER DISCRETIONARY		1,458,770

CONSUMER STAPLES - 10.0%
Beverages - 3.2%
Brown-Forman Corp.:
Class A	18	1,902
Class B (non-vtg.)	61	5,990
Constellation Brands, Inc. Class A (sub. vtg.)	109	17,945
Dr. Pepper Snapple Group, Inc.	122	12,018
Monster Beverage Corp. (a)	98	15,742
PepsiCo, Inc.	831	90,513
The Coca-Cola Co.	1,928	84,119
		228,229
Food & Staples Retailing - 2.4%
Casey's General Stores, Inc.	26	3,472
Costco Wholesale Corp.	288	48,159
CVS Health Corp.	668	61,937
Kroger Co.	628	21,471
Manitowoc Foodservice, Inc. (a)	34	624
Rite Aid Corp. (a)	678	4,746
Sprouts Farmers Market LLC (a)	93	2,151
Sysco Corp.	346	17,919
Walgreens Boots Alliance, Inc.	117	9,272
Whole Foods Market, Inc.	34	1,036
		170,787
Food Products - 1.7%
Blue Buffalo Pet Products, Inc. (a)	38	976
Campbell Soup Co.	123	7,659
ConAgra Foods, Inc.	228	10,661
Flowers Foods, Inc.	105	1,931
General Mills, Inc.	393	28,253
Hormel Foods Corp.	156	5,827
Ingredion, Inc.	34	4,530
Kellogg Co.	151	12,489
McCormick & Co., Inc. (non-vtg.)	77	7,873
Mead Johnson Nutrition Co. Class A	44	3,925
Pilgrim's Pride Corp.	5	116
Post Holdings, Inc. (a)	24	2,080
The Hain Celestial Group, Inc. (a)	50	2,640
The Hershey Co.	93	10,301
The Kraft Heinz Co.	51	4,406
TreeHouse Foods, Inc. (a)	11	1,135
Tyson Foods, Inc. Class A	90	6,624
WhiteWave Foods Co. (a)	115	6,381
		117,807
Household Products - 0.8%
Church & Dwight Co., Inc.	85	8,350
Clorox Co.	73	9,568
Colgate-Palmolive Co.	102	7,592
Energizer Holdings, Inc.	12	618
Kimberly-Clark Corp.	202	26,169
Spectrum Brands Holdings, Inc.	17	2,189
		54,486
Personal Products - 0.3%
Coty, Inc. Class A	21	564
Estee Lauder Companies, Inc. Class A	143	13,285
Herbalife Ltd. (a)	49	3,332
Nu Skin Enterprises, Inc. Class A	10	534
		17,715
Tobacco - 1.6%
Altria Group, Inc.	1,294	87,604
Philip Morris International, Inc.	110	11,029
Reynolds American, Inc.	336	16,820
		115,453

TOTAL CONSUMER STAPLES		704,477

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp.	173	9,083
Cabot Oil & Gas Corp.	214	5,279
Chesapeake Energy Corp.(a)	32	173
Cimarex Energy Co.	10	1,200
Continental Resources, Inc. (a)	26	1,145
Devon Energy Corp.	31	1,187
Diamondback Energy, Inc.	13	1,141
EOG Resources, Inc.	42	3,431
Memorial Resource Development Corp. (a)	13	195
Newfield Exploration Co. (a)	33	1,429
ONEOK, Inc.	138	6,181
Parsley Energy, Inc. Class A (a)	7	200
Southwestern Energy Co. (a)	323	4,709
Spectra Energy Corp.	70	2,518
The Williams Companies, Inc.	76	1,822
		39,693
FINANCIALS - 6.2%
Banks - 0.2%
Citizens Financial Group, Inc.	144	3,216
First Republic Bank	77	5,519
Signature Bank (a)	21	2,525
SVB Financial Group (a)	25	2,511
Western Alliance Bancorp. (a)	35	1,191
		14,962
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (a)	31	4,550
Ameriprise Financial, Inc.	31	2,971
Artisan Partners Asset Management, Inc.	25	699
Charles Schwab Corp.	612	17,393
Eaton Vance Corp. (non-vtg.)	71	2,685
Federated Investors, Inc. Class B (non-vtg.)	67	2,115
Interactive Brokers Group, Inc.	4	139
Invesco Ltd.	46	1,342
Lazard Ltd. Class A	12	429
LPL Financial	9	243
NorthStar Asset Management Group, Inc.	117	1,388
SEI Investments Co.	84	3,780
T. Rowe Price Group, Inc.	122	8,624
TD Ameritrade Holding Corp.	146	4,433
		50,791
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	5	903
Discover Financial Services	90	5,116
		6,019
Diversified Financial Services - 1.4%
Broadcom Ltd.	249	40,333
CBOE Holdings, Inc.	53	3,646
FactSet Research Systems, Inc.	26	4,471
IntercontinentalExchange, Inc.	37	9,775
MarketAxess Holdings, Inc.	24	3,880
McGraw Hill Financial, Inc.	174	21,263
Moody's Corp.	100	10,601
Morningstar, Inc.	14	1,184
MSCI, Inc. Class A	60	5,162
		100,315
Insurance - 0.8%
AmTrust Financial Services, Inc.	2	48
Aon PLC	174	18,630
Arthur J. Gallagher & Co.	82	4,034
Brown & Brown, Inc.	4	147
Erie Indemnity Co. Class A	12	1,172
Lincoln National Corp.	35	1,528
Marsh & McLennan Companies, Inc.	344	22,618
Progressive Corp.	35	1,138
XL Group Ltd.	62	2,146
		51,461
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	5	562
American Tower Corp.	279	32,300
Boston Properties, Inc.	18	2,558
Care Capital Properties, Inc.	5	148
Crown Castle International Corp.	197	19,115
CubeSmart	80	2,377
CyrusOne, Inc.	41	2,248
Digital Realty Trust, Inc.	68	7,103
Empire State Realty Trust, Inc.	48	1,008
Equinix, Inc.	46	17,152
Equity Lifestyle Properties, Inc.	50	4,112
Essex Property Trust, Inc.	18	4,210
Extra Space Storage, Inc.	80	6,882
Federal Realty Investment Trust (SBI)	47	7,976
Gaming & Leisure Properties	123	4,407
Healthcare Trust of America, Inc.	64	2,179
Iron Mountain, Inc.	172	7,088
Lamar Advertising Co. Class A	54	3,664
Omega Healthcare Investors, Inc.	44	1,518
Outfront Media, Inc.	12	279
Public Storage	98	23,414
Regency Centers Corp.	12	1,019
Senior Housing Properties Trust (SBI)	19	422
Simon Property Group, Inc.	184	41,775
Sovran Self Storage, Inc.	20	2,047
Tanger Factory Outlet Centers, Inc.	54	2,254
Taubman Centers, Inc.	19	1,537
Ventas, Inc.	70	5,331
		204,685
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	198	5,633

TOTAL FINANCIALS		433,866

HEALTH CARE - 17.4%
Biotechnology - 6.2%
AbbVie, Inc.	1,071	70,932
ACADIA Pharmaceuticals, Inc. (a)	60	2,222
Agios Pharmaceuticals, Inc. (a)	18	814
Alexion Pharmaceuticals, Inc. (a)	144	18,518
Alkermes PLC (a)	99	4,940
Alnylam Pharmaceuticals, Inc. (a)	43	2,927
Amgen, Inc.	497	85,499
Biogen, Inc. (a)	145	42,040
BioMarin Pharmaceutical, Inc. (a)	107	10,638
Celgene Corp. (a)	508	56,993
Gilead Sciences, Inc.	877	69,695
Incyte Corp. (a)	108	9,743
Intercept Pharmaceuticals, Inc. (a)	11	1,903
Intrexon Corp. (a)	35	887
Ionis Pharmaceuticals, Inc. (a)	80	2,335
Juno Therapeutics, Inc. (a)	36	1,113
Medivation, Inc. (a)	105	6,719
Neurocrine Biosciences, Inc. (a)	57	2,863
Opko Health, Inc. (a)	191	1,900
Regeneron Pharmaceuticals, Inc. (a)	51	21,681
Seattle Genetics, Inc. (a)	63	3,028
United Therapeutics Corp. (a)	8	968
Vertex Pharmaceuticals, Inc. (a)	163	15,811
		434,169
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	26	3,067
Alere, Inc. (a)	10	375
Align Technology, Inc. (a)	48	4,279
Baxter International, Inc.	37	1,777
Becton, Dickinson & Co.	138	24,288
Boston Scientific Corp. (a)	891	21,633
C.R. Bard, Inc.	49	10,963
Danaher Corp.	106	8,633
DexCom, Inc. (a)	54	4,980
Edwards Lifesciences Corp. (a)	139	15,918
Hill-Rom Holdings, Inc.	42	2,244
Hologic, Inc. (a)	184	7,082
IDEXX Laboratories, Inc. (a)	58	5,440
Intuitive Surgical, Inc. (a)	25	17,394
ResMed, Inc.	92	6,337
St. Jude Medical, Inc.	127	10,546
Stryker Corp.	223	25,930
Teleflex, Inc.	5	902
The Cooper Companies, Inc.	24	4,379
Varian Medical Systems, Inc. (a)	63	5,969
West Pharmaceutical Services, Inc.	48	3,853
Zimmer Biomet Holdings, Inc.	65	8,524
		194,513
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (a)	16	904
Aetna, Inc.	76	8,756
AmerisourceBergen Corp.	117	9,967
AmSurg Corp. (a)	20	1,500
Anthem, Inc.	47	6,173
Cardinal Health, Inc.	199	16,636
Centene Corp. (a)	81	5,715
Cigna Corp.	56	7,222
DaVita HealthCare Partners, Inc. (a)	43	3,334
Envision Healthcare Holdings, Inc. (a)	103	2,533
Express Scripts Holding Co. (a)	369	28,070
HCA Holdings, Inc. (a)	137	10,567
Henry Schein, Inc. (a)	54	9,773
Humana, Inc.	93	16,047
Laboratory Corp. of America Holdings (a)	30	4,187
McKesson Corp.	149	28,989
MEDNAX, Inc. (a)	42	2,894
Patterson Companies, Inc.	55	2,715
Premier, Inc. (a)	14	458
Tenet Healthcare Corp. (a)	51	1,561
UnitedHealth Group, Inc.	620	88,784
Universal Health Services, Inc. Class B	14	1,813
VCA, Inc. (a)	52	3,710
Wellcare Health Plans, Inc. (a)	27	2,884
		265,192
Health Care Technology - 0.3%
athenahealth, Inc. (a)	26	3,323
Cerner Corp. (a)	194	12,104
IMS Health Holdings, Inc. (a)	100	3,002
Inovalon Holdings, Inc. Class A (a)	37	689
Veeva Systems, Inc. Class A (a)	64	2,431
		21,549
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	56	2,694
Bio-Techne Corp.	24	2,698
Bruker Corp.	67	1,670
Charles River Laboratories International, Inc. (a)	31	2,726
Illumina, Inc. (a)	97	16,136
Mettler-Toledo International, Inc. (a)	17	6,991
PerkinElmer, Inc.	15	854
Quintiles Transnational Holdings, Inc. (a)	36	2,795
Thermo Fisher Scientific, Inc.	118	18,743
VWR Corp. (a)	3	94
Waters Corp. (a)	51	8,105
		63,506
Pharmaceuticals - 3.5%
Akorn, Inc. (a)	54	1,848
Allergan PLC (a)	155	39,207
Bristol-Myers Squibb Co.	1,105	82,665
Eli Lilly & Co.	645	53,464
Johnson & Johnson	315	39,447
Mylan N.V. (a)	82	3,837
Pfizer, Inc.	278	10,255
Zoetis, Inc. Class A	301	15,191
		245,914

TOTAL HEALTH CARE		1,224,843

INDUSTRIALS - 10.3%
Aerospace & Defense - 3.3%
BE Aerospace, Inc.	67	3,205
BWX Technologies, Inc.	60	2,209
General Dynamics Corp.	67	9,842
HEICO Corp.	18	1,251
HEICO Corp. Class A	19	1,096
Hexcel Corp.	61	2,633
Honeywell International, Inc.	503	58,514
Huntington Ingalls Industries, Inc.	26	4,487
Lockheed Martin Corp.	173	43,722
Northrop Grumman Corp.	110	23,829
Raytheon Co.	75	10,465
Rockwell Collins, Inc.	86	7,277
Spirit AeroSystems Holdings, Inc. Class A (a)	44	1,909
Textron, Inc.	55	2,145
The Boeing Co.	395	52,796
TransDigm Group, Inc. (a)	33	9,224
		234,604
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	94	6,544
Expeditors International of Washington, Inc.	84	4,152
FedEx Corp.	165	26,714
United Parcel Service, Inc. Class B	457	49,402
		86,812
Airlines - 0.5%
Alaska Air Group, Inc.	65	4,369
Delta Air Lines, Inc.	397	15,384
JetBlue Airways Corp. (a)	17	312
Southwest Airlines Co.	422	15,618
		35,683
Building Products - 0.4%
A.O. Smith Corp.	48	4,459
Allegion PLC	63	4,561
Fortune Brands Home & Security, Inc.	101	6,390
Lennox International, Inc.	24	3,763
Masco Corp.	142	5,180
		24,353
Commercial Services & Supplies - 0.6%
Cintas Corp.	59	6,329
Clean Harbors, Inc. (a)	2	103
Copart, Inc. (a)	65	3,279
Covanta Holding Corp.	74	1,185
KAR Auction Services, Inc.	91	3,892
Pitney Bowes, Inc.	125	2,414
R.R. Donnelley & Sons Co.	96	1,720
Rollins, Inc.	61	1,719
Stericycle, Inc. (a)	51	4,604
Tyco International Ltd.	25	1,139
Waste Management, Inc.	242	16,001
		42,385
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	28	717
Valmont Industries, Inc.	12	1,571
		2,288
Electrical Equipment - 0.4%
Acuity Brands, Inc.	29	7,610
AMETEK, Inc.	27	1,270
Emerson Electric Co.	70	3,913
Fortive Corp. (a)	53	2,555
Hubbell, Inc. Class B	25	2,696
Rockwell Automation, Inc.	68	7,779
		25,823
Industrial Conglomerates - 1.6%
3M Co.	389	69,382
Carlisle Companies, Inc.	12	1,239
General Electric Co.	1,181	36,776
Roper Technologies, Inc.	34	5,792
		113,189
Machinery - 1.1%
Deere & Co.	52	4,041
Donaldson Co., Inc.	78	2,818
Flowserve Corp.	54	2,584
Graco, Inc.	36	2,664
IDEX Corp.	47	4,220
Illinois Tool Works, Inc.	195	22,503
Ingersoll-Rand PLC	85	5,632
Lincoln Electric Holdings, Inc.	26	1,614
Middleby Corp. (a)	37	4,454
Nordson Corp.	37	3,267
PACCAR, Inc.	19	1,120
Snap-On, Inc.	28	4,401
Stanley Black & Decker, Inc.	12	1,460
Toro Co.	35	3,218
WABCO Holdings, Inc. (a)	35	3,509
Wabtec Corp.	57	3,905
Xylem, Inc.	60	2,869
		74,279
Professional Services - 0.5%
Dun & Bradstreet Corp.	10	1,293
Equifax, Inc.	78	10,332
Nielsen Holdings PLC	186	10,018
Robert Half International, Inc.	84	3,069
TransUnion Holding Co., Inc. (a)	34	1,112
Verisk Analytics, Inc. (a)	101	8,613
		34,437
Road & Rail - 0.3%
AMERCO	3	1,187
Avis Budget Group, Inc. (a)	55	2,020
J.B. Hunt Transport Services, Inc.	58	4,822
Landstar System, Inc.	28	1,974
Old Dominion Freight Lines, Inc. (a)	27	1,881
Union Pacific Corp.	87	8,095
		19,979
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	32	922
Fastenal Co.	190	8,123
HD Supply Holdings, Inc. (a)	133	4,813
Herc Holdings, Inc. (a)	2	71
MSC Industrial Direct Co., Inc. Class A	13	934
United Rentals, Inc. (a)	50	3,984
W.W. Grainger, Inc.	37	8,097
Watsco, Inc.	17	2,449
		29,393

TOTAL INDUSTRIALS		723,225

INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	25	1,782
Arris International PLC (a)	30	817
CommScope Holding Co., Inc. (a)	85	2,546
F5 Networks, Inc. (a)	44	5,430
Motorola Solutions, Inc.	13	902
Palo Alto Networks, Inc. (a)	57	7,461
		18,938
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	198	11,785
CDW Corp.	107	4,594
Cognex Corp.	54	2,439
FEI Co.	27	2,873
Fitbit, Inc. (a)	66	902
IPG Photonics Corp. (a)	19	1,602
National Instruments Corp.	53	1,520
Trimble Navigation Ltd. (a)	132	3,490
VeriFone Systems, Inc. (a)	70	1,341
Zebra Technologies Corp. Class A (a)	27	1,431
		31,977
Internet Software & Services - 7.9%
Akamai Technologies, Inc. (a)	101	5,104
Alphabet, Inc.:
Class A	194	153,520
Class C (a)	196	150,683
CommerceHub, Inc.:
Series A,	1	14
Series C,	2	28
CoStar Group, Inc. (a)	21	4,366
eBay, Inc. (a)	706	21,999
Facebook, Inc. Class A (a)	1,485	184,051
GoDaddy, Inc. (a)	29	868
IAC/InterActiveCorp	37	2,145
LinkedIn Corp. Class A (a)	78	15,033
Match Group, Inc. (a)	17	268
Pandora Media, Inc. (a)	121	1,646
Rackspace Hosting, Inc. (a)	69	1,617
Twitter, Inc. (a)	370	6,157
VeriSign, Inc. (a)	63	5,456
Yelp, Inc. (a)	34	1,094
Zillow Group, Inc.:
Class A (a)	22	867
Class C (a)	48	1,884
		556,800
IT Services - 6.7%
Accenture PLC Class A	412	46,478
Alliance Data Systems Corp. (a)	38	8,802
Automatic Data Processing, Inc.	301	26,774
Black Knight Financial Services, Inc. Class A (a)	14	544
Booz Allen Hamilton Holding Corp. Class A	71	2,192
Broadridge Financial Solutions, Inc.	78	5,279
Cognizant Technology Solutions Corp. Class A (a)	399	22,939
CoreLogic, Inc. (a)	34	1,370
CSRA, Inc.	108	2,907
DST Systems, Inc.	22	2,713
Euronet Worldwide, Inc. (a)	33	2,517
Fidelity National Information Services, Inc.	122	9,703
First Data Corp. Class A (a)	207	2,567
Fiserv, Inc. (a)	146	16,113
FleetCor Technologies, Inc. (a)	60	9,101
Gartner, Inc. Class A (a)	53	5,313
Genpact Ltd. (a)	99	2,650
Global Payments, Inc.	101	7,541
IBM Corp.	400	64,248
Jack Henry & Associates, Inc.	52	4,641
MasterCard, Inc. Class A	637	60,668
Paychex, Inc.	213	12,627
PayPal Holdings, Inc. (a)	748	27,856
Sabre Corp.	137	3,994
Square, Inc. (a)	31	312
Teradata Corp. (a)	86	2,441
The Western Union Co.	325	6,500
Total System Services, Inc.	110	5,601
Vantiv, Inc. (a)	102	5,587
Visa, Inc. Class A	1,261	98,421
WEX, Inc. (a)	26	2,436
		470,835
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	514	13,513
Cree, Inc. (a)	24	686
Intel Corp.	281	9,796
KLA-Tencor Corp.	102	7,722
Lam Research Corp.	84	7,541
Linear Technology Corp.	74	4,439
Maxim Integrated Products, Inc.	187	7,626
Microchip Technology, Inc.	139	7,734
NVIDIA Corp.	336	19,186
ON Semiconductor Corp. (a)	39	391
Qorvo, Inc. (a)	9	569
Qualcomm, Inc.	201	12,579
Skyworks Solutions, Inc.	115	7,592
Texas Instruments, Inc.	665	46,384
Xilinx, Inc.	52	2,656
		148,414
Software - 7.0%
Activision Blizzard, Inc.	370	14,859
Adobe Systems, Inc. (a)	322	31,511
ANSYS, Inc. (a)	15	1,340
Atlassian Corp. PLC	16	480
Autodesk, Inc. (a)	115	6,837
Cadence Design Systems, Inc. (a)	198	4,762
CDK Global, Inc.	103	5,952
Citrix Systems, Inc. (a)	102	9,091
Electronic Arts, Inc. (a)	192	14,653
FireEye, Inc. (a)	23	401
Fortinet, Inc. (a)	96	3,330
Guidewire Software, Inc. (a)	48	2,951
Intuit, Inc.	161	17,869
Manhattan Associates, Inc. (a)	47	2,728
Microsoft Corp.	5,011	284,023
NetSuite, Inc. (a)	26	2,830
Nuance Communications, Inc. (a)	109	1,752
Oracle Corp.	192	7,880
Parametric Technology Corp. (a)	33	1,311
Red Hat, Inc. (a)	120	9,035
Salesforce.com, Inc. (a)	423	34,601
ServiceNow, Inc. (a)	104	7,792
Splunk, Inc. (a)	86	5,378
SS&C Technologies Holdings, Inc.	102	3,286
Symantec Corp.	56	1,144
Synopsys, Inc. (a)	13	704
Tableau Software, Inc. (a)	36	2,034
Tyler Technologies, Inc. (a)	22	3,586
Ultimate Software Group, Inc. (a)	18	3,764
VMware, Inc. Class A (a)	17	1,241
Workday, Inc. Class A (a)	77	6,417
		493,542
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	3,322	346,184
EMC Corp.	135	3,818
NCR Corp. (a)	86	2,835
		352,837

TOTAL INFORMATION TECHNOLOGY		2,073,343

MATERIALS - 3.6%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	113	16,884
Axalta Coating Systems (a)	109	3,112
Celanese Corp. Class A	9	571
E.I. du Pont de Nemours & Co.	578	39,980
Ecolab, Inc.	172	20,361
FMC Corp.	70	3,328
International Flavors & Fragrances, Inc.	53	7,062
LyondellBasell Industries NV Class A	101	7,601
Monsanto Co.	187	19,966
NewMarket Corp.	5	2,140
PPG Industries, Inc.	175	18,324
Praxair, Inc.	166	19,346
RPM International, Inc.	86	4,666
Sherwin-Williams Co.	53	15,886
The Scotts Miracle-Gro Co. Class A	27	1,991
Valspar Corp.	52	5,536
W.R. Grace & Co.	26	1,947
		188,701
Construction Materials - 0.3%
Eagle Materials, Inc.	33	2,770
Martin Marietta Materials, Inc.	38	7,701
Vulcan Materials Co.	81	10,042
		20,513
Containers & Packaging - 0.5%
Aptargroup, Inc.	10	782
Avery Dennison Corp.	55	4,284
Ball Corp.	113	7,986
Bemis Co., Inc.	9	459
Berry Plastics Group, Inc. (a)	80	3,280
Crown Holdings, Inc. (a)	88	4,661
Graphic Packaging Holding Co.	164	2,237
Owens-Illinois, Inc. (a)	103	1,935
Packaging Corp. of America	62	4,631
Sealed Air Corp.	129	6,086
Silgan Holdings, Inc.	27	1,339
		37,680
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	176	2,281
Royal Gold, Inc.	3	254
Southern Copper Corp.	25	650
Steel Dynamics, Inc.	21	563
		3,748

TOTAL MATERIALS		250,642

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	52	5,980
Verizon Communications, Inc.	1,350	74,804
Zayo Group Holdings, Inc. (a)	107	3,028
		83,812
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	116	5,375

TOTAL TELECOMMUNICATION SERVICES		89,187

UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	48	2,220
Gas Utilities - 0.0%
Piedmont Natural Gas Co., Inc.	4	239
Multi-Utilities - 0.0%
Dominion Resources, Inc.	25	1,951

TOTAL UTILITIES		4,410

TOTAL COMMON STOCKS
(Cost $6,766,636)		7,002,456

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.42% (b)
(Cost $152,632)	152,632	152,632
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $6,919,268)		7,155,088
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(127,803)
NET ASSETS - 100%		$7,027,285

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$154
Total	$154

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $6,928,779. Net unrealized appreciation aggregated $226,309, of which $289,281 related to appreciated investment securities and $62,972 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

July 31, 2016

LC2-QTLY-0916
1.9871047.100

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.4%
BorgWarner, Inc.	211	$7,001
Gentex Corp.	99	1,749
Hertz Global Holdings, Inc. (a)	59	2,872
Johnson Controls, Inc.	455	20,894
Lear Corp.	10	1,135
The Goodyear Tire & Rubber Co.	261	7,483
		41,134
Automobiles - 0.9%
Ford Motor Co.	3,942	49,906
General Motors Co.	1,421	44,818
		94,724
Distributors - 0.0%
Genuine Parts Co.	33	3,374
Diversified Consumer Services - 0.1%
Graham Holdings Co.	4	2,013
H&R Block, Inc.	227	5,400
		7,413
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	133	4,768
Carnival Corp. unit	417	19,482
Choice Hotels International, Inc.	4	193
Extended Stay America, Inc. unit	71	1,005
Hilton Worldwide Holdings, Inc.	64	1,484
Hyatt Hotels Corp. Class A (a)	25	1,261
International Game Technology PLC	97	2,027
Marriott International, Inc. Class A	24	1,721
MGM Mirage, Inc. (a)	440	10,551
Norwegian Cruise Line Holdings Ltd. (a)	146	6,220
Royal Caribbean Cruises Ltd.	172	12,460
Starwood Hotels & Resorts Worldwide, Inc.	67	5,230
Wendy's Co.	89	860
Wynn Resorts Ltd.	7	686
		67,948
Household Durables - 0.4%
CalAtlantic Group, Inc.	64	2,317
D.R. Horton, Inc.	146	4,800
Garmin Ltd.	112	6,085
Harman International Industries, Inc.	34	2,810
Lennar Corp.:
Class A	65	3,042
Class B	70	2,628
Mohawk Industries, Inc. (a)	12	2,507
PulteGroup, Inc.	258	5,464
Toll Brothers, Inc. (a)	84	2,353
Whirlpool Corp.	68	13,080
		45,086
Internet & Catalog Retail - 0.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	105	3,960
QVC Group Series A (a)	192	5,148
		9,108
Leisure Products - 0.0%
Brunswick Corp.	17	844
Vista Outdoor, Inc. (a)	47	2,352
		3,196
Media - 1.0%
Clear Channel Outdoor Holding, Inc. Class A	6	42
Comcast Corp. Class A	181	12,172
Discovery Communications, Inc.:
Class A (a)	26	652
Class C (non-vtg.) (a)	6	147
DISH Network Corp. Class A (a)	47	2,511
John Wiley & Sons, Inc. Class A	41	2,366
Liberty Broadband Corp.:
Class A (a)	46	2,889
Class C (a)	89	5,635
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	71	2,538
Liberty SiriusXM Class C (a)	212	7,473
Lions Gate Entertainment Corp.	35	700
Live Nation Entertainment, Inc. (a)	61	1,673
News Corp.:
Class A	333	4,319
Class B	187	2,513
Regal Entertainment Group Class A	54	1,270
Tegna, Inc.	248	5,431
The Madison Square Garden Co. (a)	17	3,107
Thomson Reuters Corp.	301	12,682
Time Warner, Inc.	271	20,772
Tribune Media Co. Class A	67	2,482
Twenty-First Century Fox, Inc.:
Class A	335	8,924
Class B	51	1,379
Viacom, Inc.:
Class A	22	1,092
Class B (non-vtg.)	14	637
		103,406
Multiline Retail - 0.6%
Dillard's, Inc. Class A	22	1,489
JC Penney Corp., Inc. (a)	284	2,743
Kohl's Corp.	179	7,445
Macy's, Inc.	323	11,573
Target Corp.	533	40,151
		63,401
Specialty Retail - 0.7%
AutoNation, Inc. (a)	50	2,668
Bed Bath & Beyond, Inc.	130	5,844
Best Buy Co., Inc.	279	9,374
Burlington Stores, Inc. (a)	29	2,219
Cabela's, Inc. Class A (a)	42	2,168
CST Brands, Inc.	76	3,399
Dick's Sporting Goods, Inc.	13	667
Foot Locker, Inc.	12	715
GameStop Corp. Class A	95	2,940
Gap, Inc.	210	5,416
L Brands, Inc.	203	15,002
Michaels Companies, Inc. (a)	13	343
Murphy U.S.A., Inc. (a)	14	1,073
Penske Automotive Group, Inc.	33	1,307
Signet Jewelers Ltd.	7	615
Staples, Inc.	650	6,039
Tiffany & Co., Inc.	121	7,807
Urban Outfitters, Inc. (a)	22	658
		68,254
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	220	9,484
PVH Corp.	82	8,287
Ralph Lauren Corp.	56	5,493
		23,264

TOTAL CONSUMER DISCRETIONARY		530,308

CONSUMER STAPLES - 8.8%
Beverages - 0.8%
Brown-Forman Corp.:
Class A	1	106
Class B (non-vtg.)	8	786
Molson Coors Brewing Co. Class B	177	18,082
PepsiCo, Inc.	188	20,477
The Coca-Cola Co.	994	43,368
		82,819
Food & Staples Retailing - 1.7%
CVS Health Corp.	63	5,841
Manitowoc Foodservice, Inc. (a)	60	1,100
Wal-Mart Stores, Inc.	1,537	112,155
Walgreens Boots Alliance, Inc.	694	55,000
Whole Foods Market, Inc.	269	8,199
		182,295
Food Products - 2.0%
Archer Daniels Midland Co.	582	26,237
Bunge Ltd.	140	9,218
ConAgra Foods, Inc.	95	4,442
Flowers Foods, Inc.	5	92
Hormel Foods Corp.	34	1,270
Ingredion, Inc.	20	2,665
Kellogg Co.	20	1,654
Mead Johnson Nutrition Co. Class A	121	10,793
Mondelez International, Inc.	1,519	66,806
Pilgrim's Pride Corp.	51	1,186
Pinnacle Foods, Inc.	126	6,326
Post Holdings, Inc. (a)	26	2,253
The Hain Celestial Group, Inc. (a)	28	1,478
The J.M. Smucker Co.	117	18,037
The Kraft Heinz Co.	529	45,700
TreeHouse Foods, Inc. (a)	38	3,921
Tyson Foods, Inc. Class A	156	11,482
		213,560
Household Products - 2.8%
Clorox Co.	18	2,359
Colgate-Palmolive Co.	726	54,036
Energizer Holdings, Inc.	40	2,061
Kimberly-Clark Corp.	54	6,996
Procter & Gamble Co.	2,711	232,034
		297,486
Personal Products - 0.1%
Coty, Inc. Class A	22	591
Edgewell Personal Care Co. (a)	60	5,077
Nu Skin Enterprises, Inc. Class A	37	1,976
		7,644
Tobacco - 1.4%
Philip Morris International, Inc.	1,406	140,966
Reynolds American, Inc.	321	16,069
		157,035

TOTAL CONSUMER STAPLES		940,839

ENERGY - 12.8%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	443	21,189
Diamond Offshore Drilling, Inc.	65	1,477
Dril-Quip, Inc. (a)	38	2,068
Ensco PLC Class A	308	2,824
FMC Technologies, Inc. (a)	243	6,167
Frank's International NV	48	591
Halliburton Co.	870	37,984
Helmerich & Payne, Inc.	100	6,197
Nabors Industries Ltd.	259	2,331
National Oilwell Varco, Inc.	383	12,390
Noble Corp.	224	1,653
Oceaneering International, Inc.	93	2,593
Patterson-UTI Energy, Inc.	138	2,676
Rowan Companies PLC	122	1,859
RPC, Inc. (a)	64	927
Schlumberger Ltd.	1,416	114,016
Superior Energy Services, Inc.	142	2,268
Transocean Ltd. (United States)	348	3,825
Weatherford International Ltd. (a)	907	5,152
		228,187
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	516	28,137
Antero Resources Corp. (a)	182	4,767
Apache Corp.	124	6,510
Cabot Oil & Gas Corp.	137	3,380
Cheniere Energy, Inc. (a)	202	8,450
Chesapeake Energy Corp. (a)	562	3,046
Chevron Corp.	1,911	195,839
Cimarex Energy Co.	95	11,402
Concho Resources, Inc. (a)	134	16,643
ConocoPhillips Co.	1,260	51,433
CONSOL Energy, Inc.	232	4,496
Continental Resources, Inc. (a)	44	1,938
Devon Energy Corp.	483	18,489
Diamondback Energy, Inc.	59	5,180
Energen Corp.	103	4,880
EOG Resources, Inc.	494	40,360
EQT Corp.	175	12,751
Exxon Mobil Corp.	4,214	374,827
Gulfport Energy Corp. (a)	127	3,694
Hess Corp.	287	15,398
HollyFrontier Corp.	159	4,042
Kinder Morgan, Inc.	1,955	39,745
Kosmos Energy Ltd. (a)	168	932
Laredo Petroleum, Inc. (a)	146	1,463
Marathon Oil Corp.	859	11,717
Marathon Petroleum Corp.	530	20,877
Memorial Resource Development Corp. (a)	82	1,228
Murphy Oil Corp.	166	4,553
Newfield Exploration Co. (a)	145	6,279
Noble Energy, Inc.	434	15,502
Occidental Petroleum Corp.	774	57,841
Parsley Energy, Inc. Class A (a)	137	3,906
PBF Energy, Inc. Class A	92	2,055
Phillips 66 Co.	458	34,835
Pioneer Natural Resources Co.	164	26,661
QEP Resources, Inc.	242	4,404
Range Resources Corp.	169	6,812
Rice Energy, Inc. (a)	120	2,798
SM Energy Co.	62	1,682
Spectra Energy Corp.	594	21,366
Targa Resources Corp.	157	5,850
Tesoro Corp.	121	9,214
The Williams Companies, Inc.	578	13,855
Valero Energy Corp.	477	24,938
Whiting Petroleum Corp. (a)	186	1,371
World Fuel Services Corp.	68	3,237
WPX Energy, Inc. (a)	338	3,377
		1,142,160

TOTAL ENERGY		1,370,347

FINANCIALS - 27.9%
Banks - 9.8%
Associated Banc-Corp.	248	4,613
Bank of America Corp.	10,441	151,290
Bank of Hawaii Corp.	38	2,619
BankUnited, Inc.	101	3,032
BB&T Corp.	816	30,086
BOK Financial Corp.	26	1,696
CIT Group, Inc.	192	6,636
Citigroup, Inc.	2,982	130,641
Citizens Financial Group, Inc.	299	6,677
Comerica, Inc.	174	7,872
Commerce Bancshares, Inc.	88	4,162
Cullen/Frost Bankers, Inc.	49	3,327
East West Bancorp, Inc.	135	4,620
Fifth Third Bancorp	806	15,298
First Horizon National Corp.	191	2,781
First Niagara Financial Group, Inc.	374	3,807
First Republic Bank	28	2,007
Huntington Bancshares, Inc.	878	8,341
JPMorgan Chase & Co.	3,696	236,433
KeyCorp	914	10,694
M&T Bank Corp.	153	17,528
PacWest Bancorp	114	4,714
Peoples United Financial, Inc.	292	4,427
PNC Financial Services Group, Inc.	496	40,994
Popular, Inc.	95	3,201
Regions Financial Corp.	1,320	12,104
Signature Bank (a)	21	2,525
SunTrust Banks, Inc.	507	21,441
SVB Financial Group (a)	14	1,406
Synovus Financial Corp.	111	3,379
TCF Financial Corp.	162	2,202
U.S. Bancorp	1,640	69,159
Wells Fargo & Co.	4,642	222,677
Western Alliance Bancorp. (a)	32	1,089
Zions Bancorporation	198	5,520
		1,048,998
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)	6	881
Ameriprise Financial, Inc.	110	10,542
Bank of New York Mellon Corp.	1,062	41,843
BlackRock, Inc. Class A	127	46,514
Charles Schwab Corp.	242	6,878
E*TRADE Financial Corp. (a)	301	7,549
Franklin Resources, Inc.	376	13,607
Goldman Sachs Group, Inc.	392	62,254
Interactive Brokers Group, Inc.	51	1,777
Invesco Ltd.	347	10,125
Lazard Ltd. Class A	107	3,824
Legg Mason, Inc.	101	3,448
LPL Financial	72	1,940
Morgan Stanley	1,450	41,659
Northern Trust Corp.	213	14,397
Raymond James Financial, Inc.	127	6,972
State Street Corp.	401	26,378
T. Rowe Price Group, Inc.	62	4,383
TD Ameritrade Holding Corp.	27	820
		305,791
Consumer Finance - 1.4%
Ally Financial, Inc.	451	8,136
American Express Co.	813	52,406
Capital One Financial Corp.	520	34,882
Discover Financial Services	280	15,915
Navient Corp.	333	4,729
OneMain Holdings, Inc. (a)	53	1,529
Santander Consumer U.S.A. Holdings, Inc. (a)	103	1,132
SLM Corp. (a)	433	3,113
Synchrony Financial	843	23,503
		145,345
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	1,922	277,287
CME Group, Inc.	343	35,068
IntercontinentalExchange, Inc.	62	16,380
Leucadia National Corp.	346	6,318
Moody's Corp.	16	1,696
The NASDAQ OMX Group, Inc.	115	8,137
Voya Financial, Inc.	200	5,126
		350,012
Insurance - 4.8%
AFLAC, Inc.	406	29,346
Alleghany Corp. (a)	16	8,696
Allied World Assurance Co. Holdings AG	89	3,648
Allstate Corp.	378	25,829
American Financial Group, Inc.	63	4,605
American International Group, Inc.	1,127	61,354
American National Insurance Co.	5	572
AmTrust Financial Services, Inc.	83	1,981
Arch Capital Group Ltd. (a)	114	8,280
Arthur J. Gallagher & Co.	51	2,509
Aspen Insurance Holdings Ltd.	55	2,528
Assurant, Inc.	62	5,147
Assured Guaranty Ltd.	124	3,322
Axis Capital Holdings Ltd.	89	4,947
Brown & Brown, Inc.	108	3,959
Chubb Ltd.	469	58,747
Cincinnati Financial Corp.	153	11,429
CNA Financial Corp.	27	859
Endurance Specialty Holdings Ltd.	61	4,125
Erie Indemnity Co. Class A	4	391
Everest Re Group Ltd.	42	7,938
First American Financial Corp.	103	4,306
FNF Group	269	10,133
Hanover Insurance Group, Inc.	46	3,788
Hartford Financial Services Group, Inc.	404	16,099
Lincoln National Corp.	188	8,210
Loews Corp.	288	11,903
Markel Corp. (a)	14	13,283
Mercury General Corp.	27	1,495
MetLife, Inc.	946	40,432
Old Republic International Corp.	283	5,485
Principal Financial Group, Inc.	280	13,056
ProAssurance Corp.	54	2,790
Progressive Corp.	536	17,425
Prudential Financial, Inc.	449	33,805
Reinsurance Group of America, Inc.	60	5,955
RenaissanceRe Holdings Ltd.	40	4,701
The Travelers Companies, Inc.	295	34,285
Torchmark Corp.	115	7,115
Unum Group	241	8,052
Validus Holdings Ltd.	71	3,510
W.R. Berkley Corp.	113	6,575
White Mountains Insurance Group Ltd.	5	4,107
XL Group Ltd.	187	6,472
		513,194
Real Estate Investment Trusts - 5.5%
Alexandria Real Estate Equities, Inc.	70	7,861
American Campus Communities, Inc.	137	7,408
American Capital Agency Corp.	336	6,582
American Homes 4 Rent Class A	168	3,646
Annaly Capital Management, Inc.	1,020	11,200
Apartment Investment & Management Co. Class A	157	7,217
Apple Hospitality (REIT), Inc.	165	3,361
AvalonBay Communities, Inc.	138	25,620
Boston Properties, Inc.	128	18,193
Brandywine Realty Trust (SBI)	174	2,935
Brixmor Property Group, Inc.	193	5,481
Camden Property Trust (SBI)	86	7,705
Care Capital Properties, Inc.	71	2,100
Chimera Investment Corp.	177	2,970
Columbia Property Trust, Inc.	136	3,305
Communications Sales & Leasing, Inc.	119	3,699
Corporate Office Properties Trust (SBI)	97	2,906
Corrections Corp. of America	118	3,782
Crown Castle International Corp.	40	3,881
CubeSmart	59	1,753
CyrusOne, Inc.	9	493
DCT Industrial Trust, Inc.	87	4,369
DDR Corp.	332	6,554
Digital Realty Trust, Inc.	45	4,701
Douglas Emmett, Inc.	140	5,326
Duke Realty LP	348	10,019
Empire State Realty Trust, Inc.	50	1,050
EPR Properties	63	5,293
Equity Commonwealth (a)	116	3,482
Equity One, Inc.	180	5,989
Equity Residential (SBI)	362	24,612
Essex Property Trust, Inc.	39	9,121
Forest City Realty Trust, Inc.	231	5,463
General Growth Properties, Inc.	579	18,499
HCP, Inc.	470	18,438
Healthcare Trust of America, Inc.	38	1,294
Highwoods Properties, Inc. (SBI)	95	5,293
Hospitality Properties Trust (SBI)	145	4,627
Host Hotels & Resorts, Inc.	748	13,270
Kilroy Realty Corp.	92	6,735
Kimco Realty Corp.	408	13,097
Liberty Property Trust (SBI)	148	6,124
MFA Financial, Inc.	347	2,609
Mid-America Apartment Communities, Inc.	76	8,058
National Retail Properties, Inc.	143	7,602
NorthStar Realty Finance Corp.	183	2,452
Omega Healthcare Investors, Inc.	113	3,899
Outfront Media, Inc.	108	2,513
Paramount Group, Inc.	168	2,962
Piedmont Office Realty Trust, Inc. Class A	142	3,115
Post Properties, Inc.	51	3,243
Prologis, Inc.	530	28,880
Rayonier, Inc.	114	3,103
Realty Income Corp.	259	18,511
Regency Centers Corp.	85	7,219
Retail Properties America, Inc.	237	4,178
Senior Housing Properties Trust (SBI)	218	4,842
Simon Property Group, Inc.	29	6,584
SL Green Realty Corp.	99	11,664
Sovran Self Storage, Inc.	17	1,740
Spirit Realty Capital, Inc.	483	6,603
Starwood Property Trust, Inc.	232	5,058
Store Capital Corp.	160	4,990
Sun Communities, Inc.	63	4,986
Tanger Factory Outlet Centers, Inc.	3	125
Taubman Centers, Inc.	30	2,428
The Macerich Co.	147	13,118
Two Harbors Investment Corp.	328	2,870
UDR, Inc.	272	10,127
Ventas, Inc.	235	17,898
VEREIT, Inc.	923	10,208
Vornado Realty Trust	175	18,795
Weingarten Realty Investors (SBI)	116	5,010
Welltower, Inc.	363	28,797
Weyerhaeuser Co.	753	24,638
WP Carey, Inc.	100	7,265
		591,544
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	35	4,181
Jones Lang LaSalle, Inc.	48	5,255
Realogy Holdings Corp. (a)	138	4,277
		13,713
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	517	7,471
TFS Financial Corp.	34	619
		8,090

TOTAL FINANCIALS		2,976,687

HEALTH CARE - 11.8%
Biotechnology - 0.0%
Alnylam Pharmaceuticals, Inc. (a)	10	681
Juno Therapeutics, Inc. (a)	2	62
Opko Health, Inc. (a)	10	100
United Therapeutics Corp. (a)	34	4,114
		4,957
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,492	66,767
Alere, Inc. (a)	68	2,550
Baxter International, Inc.	448	21,513
Danaher Corp.	451	36,729
Dentsply Sirona, Inc.	236	15,113
Hill-Rom Holdings, Inc.	1	53
Medtronic PLC	1,425	124,873
St. Jude Medical, Inc.	86	7,141
Teleflex, Inc.	35	6,311
The Cooper Companies, Inc.	11	2,007
Zimmer Biomet Holdings, Inc.	90	11,803
		294,860
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)	46	2,599
Aetna, Inc.	228	26,268
AmSurg Corp. (a)	25	1,875
Anthem, Inc.	193	25,349
Brookdale Senior Living, Inc. (a)	186	3,435
Cardinal Health, Inc.	26	2,174
Centene Corp. (a)	45	3,175
Cigna Corp.	171	22,052
DaVita HealthCare Partners, Inc. (a)	105	8,142
Envision Healthcare Holdings, Inc. (a)	34	836
Express Scripts Holding Co. (a)	76	5,781
HCA Holdings, Inc. (a)	99	7,636
Humana, Inc.	9	1,553
Laboratory Corp. of America Holdings (a)	55	7,676
LifePoint Hospitals, Inc. (a)	40	2,367
MEDNAX, Inc. (a)	23	1,585
Premier, Inc. (a)	21	687
Quest Diagnostics, Inc.	160	13,818
Universal Health Services, Inc. Class B	68	8,808
Wellcare Health Plans, Inc. (a)	1	107
		145,923
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	202	2,852
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	252	12,124
Bio-Rad Laboratories, Inc. Class A (a)	20	2,902
PerkinElmer, Inc.	85	4,838
QIAGEN NV (a)	229	6,137
Quintiles Transnational Holdings, Inc. (a)	32	2,484
Thermo Fisher Scientific, Inc.	216	34,309
VWR Corp. (a)	72	2,255
		65,049
Pharmaceuticals - 7.0%
Allergan PLC (a)	164	41,484
Endo International PLC (a)	208	3,611
Johnson & Johnson	2,310	289,281
Mallinckrodt PLC (a)	111	7,475
Merck & Co., Inc.	2,817	165,245
Mylan N.V. (a)	318	14,879
Perrigo Co. PLC	140	12,795
Pfizer, Inc.	5,681	209,572
		744,342

TOTAL HEALTH CARE		1,257,983

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
General Dynamics Corp.	144	21,152
Huntington Ingalls Industries, Inc.	6	1,035
L-3 Communications Holdings, Inc.	79	11,979
Orbital ATK, Inc.	62	5,401
Raytheon Co.	186	25,953
Spirit AeroSystems Holdings, Inc. Class A (a)	60	2,603
Textron, Inc.	188	7,332
United Technologies Corp.	788	84,828
		160,283
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	50	2,472
Airlines - 0.5%
Alaska Air Group, Inc.	27	1,815
American Airlines Group, Inc.	586	20,803
Copa Holdings SA Class A	29	1,943
Delta Air Lines, Inc.	175	6,781
JetBlue Airways Corp. (a)	308	5,646
Spirit Airlines, Inc. (a)	68	2,907
United Continental Holdings, Inc. (a)	339	15,896
		55,791
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	40	1,699
Lennox International, Inc.	1	157
Masco Corp.	110	4,013
Owens Corning	116	6,138
USG Corp. (a)	88	2,478
		14,485
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc. (a)	45	2,314
R.R. Donnelley & Sons Co.	78	1,398
Republic Services, Inc.	244	12,507
Stericycle, Inc. (a)	4	361
Tyco International Ltd.	367	16,724
Waste Management, Inc.	74	4,893
		38,197
Construction & Engineering - 0.3%
AECOM (a)	155	5,501
Chicago Bridge & Iron Co. NV	93	3,144
Fluor Corp.	189	10,115
Jacobs Engineering Group, Inc. (a)	125	6,690
KBR, Inc.	149	2,089
Quanta Services, Inc. (a)	94	2,406
Valmont Industries, Inc.	5	655
		30,600
Electrical Equipment - 0.8%
AMETEK, Inc.	191	8,983
Eaton Corp. PLC	462	29,295
Emerson Electric Co.	547	30,577
Fortive Corp. (a)	226	10,895
Hubbell, Inc. Class B	18	1,941
Regal Beloit Corp.	43	2,623
Rockwell Automation, Inc.	26	2,974
SolarCity Corp. (a)	60	1,602
		88,890
Industrial Conglomerates - 2.4%
Carlisle Companies, Inc.	44	4,545
General Electric Co.	7,539	234,764
ITT, Inc.	87	2,759
Roper Technologies, Inc.	52	8,859
		250,927
Machinery - 1.9%
AGCO Corp.	70	3,371
Allison Transmission Holdings, Inc.	141	4,064
Caterpillar, Inc.	566	46,842
Colfax Corp. (a)	99	2,907
Crane Co.	45	2,804
Cummins, Inc.	158	19,398
Deere & Co.	239	18,573
Donaldson Co., Inc.	3	108
Dover Corp.	153	10,929
Flowserve Corp.	50	2,393
IDEX Corp.	28	2,514
Ingersoll-Rand PLC	133	8,813
Lincoln Electric Holdings, Inc.	18	1,117
Oshkosh Corp.	70	3,856
PACCAR, Inc.	321	18,929
Parker Hannifin Corp.	138	15,758
Pentair PLC	175	11,169
Snap-On, Inc.	14	2,200
Stanley Black & Decker, Inc.	133	16,186
Terex Corp.	107	2,583
Timken Co.	68	2,275
Trinity Industries, Inc.	151	3,505
Xylem, Inc.	83	3,968
		204,262
Marine - 0.0%
Kirby Corp. (a)	54	2,942
Professional Services - 0.1%
Dun & Bradstreet Corp.	22	2,844
Manpower, Inc.	75	5,205
Nielsen Holdings PLC	81	4,363
		12,412
Road & Rail - 1.3%
AMERCO	2	791
CSX Corp.	971	27,508
Genesee & Wyoming, Inc. Class A (a)	58	3,756
Kansas City Southern	112	10,764
Norfolk Southern Corp.	298	26,754
Old Dominion Freight Lines, Inc. (a)	27	1,881
Ryder System, Inc.	51	3,361
Union Pacific Corp.	723	67,275
		142,090
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	52	1,498
Herc Holdings, Inc. (a)	15	530
MSC Industrial Direct Co., Inc. Class A	22	1,580
United Rentals, Inc. (a)	12	956
WESCO International, Inc. (a)	40	2,230
		6,794
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	73	5,595

TOTAL INDUSTRIALS		1,015,740

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.8%
Arris International PLC (a)	155	4,222
Brocade Communications Systems, Inc.	472	4,390
Cisco Systems, Inc.	5,115	156,161
EchoStar Holding Corp. Class A (a)	45	1,753
Harris Corp.	129	11,174
Juniper Networks, Inc.	376	8,531
Motorola Solutions, Inc.	159	11,031
		197,262
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	88	5,851
Avnet, Inc.	128	5,261
Corning, Inc.	1,092	24,264
Dolby Laboratories, Inc. Class A	50	2,516
Fitbit, Inc. (a)	24	328
FLIR Systems, Inc.	142	4,626
Ingram Micro, Inc. Class A	146	4,999
IPG Photonics Corp. (a)	6	506
Jabil Circuit, Inc.	193	3,928
Keysight Technologies, Inc. (a)	173	5,059
National Instruments Corp.	26	746
Trimble Navigation Ltd. (a)	53	1,401
Zebra Technologies Corp. Class A (a)	11	583
		60,068
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	19	960
CommerceHub, Inc.:
Series A,	10	141
Series C,	21	294
IAC/InterActiveCorp	17	985
Pandora Media, Inc. (a)	34	462
Twitter, Inc. (a)	75	1,248
Yahoo!, Inc. (a)	878	33,531
Yelp, Inc. (a)	18	579
Zillow Group, Inc.:
Class A (a)	5	197
Class C (a)	40	1,570
		39,967
IT Services - 0.8%
Amdocs Ltd.	157	9,163
Booz Allen Hamilton Holding Corp. Class A	2	62
Computer Sciences Corp.	140	6,696
CoreLogic, Inc. (a)	30	1,208
Fidelity National Information Services, Inc.	141	11,214
IBM Corp.	280	44,974
Leidos Holdings, Inc.	62	3,101
Xerox Corp.	1,039	10,702
		87,120
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	321	20,489
Applied Materials, Inc.	314	8,255
Cree, Inc. (a)	61	1,745
Cypress Semiconductor Corp.	334	3,888
First Solar, Inc. (a)	73	3,408
Intel Corp.	4,368	152,268
Lam Research Corp.	36	3,232
Linear Technology Corp.	128	7,679
Marvell Technology Group Ltd.	407	4,782
Micron Technology, Inc. (a)	1,047	14,386
ON Semiconductor Corp. (a)	360	3,611
Qorvo, Inc. (a)	119	7,524
Qualcomm, Inc.	1,183	74,032
Skyworks Solutions, Inc.	16	1,056
SunPower Corp. (a)	65	948
Teradyne, Inc.	198	3,911
Xilinx, Inc.	173	8,837
		320,051
Software - 1.5%
ANSYS, Inc. (a)	64	5,719
Autodesk, Inc. (a)	40	2,378
CA Technologies, Inc.	302	10,464
FireEye, Inc. (a)	118	2,056
Nuance Communications, Inc. (a)	53	852
Oracle Corp.	2,712	111,300
Parametric Technology Corp. (a)	66	2,622
SS&C Technologies Holdings, Inc.	8	258
Symantec Corp.	537	10,971
Synopsys, Inc. (a)	133	7,203
VMware, Inc. Class A (a)	56	4,087
Zynga, Inc. (a)	686	1,969
		159,879
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	468	48,770
EMC Corp.	1,771	50,084
Hewlett Packard Enterprise Co.	1,755	36,890
HP, Inc.	1,757	24,616
Lexmark International, Inc. Class A	57	2,090
NetApp, Inc.	295	7,773
Western Digital Corp.	286	13,588
		183,811

TOTAL INFORMATION TECHNOLOGY		1,048,158

MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	24	3,586
Albemarle Corp. U.S.	113	9,511
Ashland, Inc.	67	7,587
Cabot Corp.	61	2,970
Celanese Corp. Class A	147	9,323
CF Industries Holdings, Inc.	238	5,874
Eastman Chemical Co.	154	10,045
FMC Corp.	26	1,236
Huntsman Corp.	187	2,891
LyondellBasell Industries NV Class A	196	14,751
Monsanto Co.	154	16,443
Platform Specialty Products Corp. (a)	167	1,536
Praxair, Inc.	36	4,195
The Dow Chemical Co.	1,141	61,237
The Mosaic Co.	354	9,558
The Scotts Miracle-Gro Co. Class A	1	74
W.R. Grace & Co.	29	2,171
Westlake Chemical Corp.	39	1,784
		164,772
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	5	1,013
Vulcan Materials Co.	10	1,240
		2,253
Containers & Packaging - 0.4%
Aptargroup, Inc.	47	3,674
Avery Dennison Corp.	5	389
Bemis Co., Inc.	77	3,930
Graphic Packaging Holding Co.	92	1,255
International Paper Co.	417	19,103
Sonoco Products Co.	98	4,991
WestRock Co.	256	10,985
		44,327
Metals & Mining - 0.9%
Alcoa, Inc.	1,329	14,114
Compass Minerals International, Inc.	34	2,366
Freeport-McMoRan, Inc.	987	12,792
Newmont Mining Corp.	540	23,760
Nucor Corp.	322	17,272
Reliance Steel & Aluminum Co.	68	5,334
Royal Gold, Inc.	60	5,072
Southern Copper Corp.	40	1,040
Steel Dynamics, Inc.	219	5,874
Tahoe Resources, Inc.	306	4,751
United States Steel Corp.	134	3,684
		96,059
Paper & Forest Products - 0.0%
Domtar Corp.	66	2,598

TOTAL MATERIALS		310,009

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	6,261	271,039
CenturyLink, Inc.	546	17,166
Frontier Communications Corp.	1,215	6,318
Level 3 Communications, Inc. (a)	297	15,028
SBA Communications Corp. Class A (a)	46	5,290
Verizon Communications, Inc.	2,073	114,865
		429,706
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	768	4,716
T-Mobile U.S., Inc. (a)	113	5,236
Telephone & Data Systems, Inc.	92	2,897
U.S. Cellular Corp. (a)	16	647
		13,496

TOTAL TELECOMMUNICATION SERVICES		443,202

UTILITIES - 6.9%
Electric Utilities - 4.1%
Alliant Energy Corp.	245	9,861
American Electric Power Co., Inc.	494	34,234
Duke Energy Corp.	698	59,742
Edison International	318	24,607
Entergy Corp.	181	14,732
Eversource Energy	324	18,951
Exelon Corp.	900	33,552
FirstEnergy Corp.	429	14,981
Great Plains Energy, Inc.	149	4,437
Hawaiian Electric Industries, Inc.	100	3,105
ITC Holdings Corp.	74	3,423
NextEra Energy, Inc.	466	59,783
OGE Energy Corp.	216	6,949
PG&E Corp.	500	31,970
Pinnacle West Capital Corp.	125	9,859
PPL Corp.	686	25,869
Southern Co.	952	50,932
Westar Energy, Inc.	139	7,724
Xcel Energy, Inc.	536	23,573
		438,284
Gas Utilities - 0.3%
Atmos Energy Corp.	104	8,298
National Fuel Gas Co.	73	4,125
Piedmont Natural Gas Co., Inc.	70	4,186
Questar Corp.	174	4,380
UGI Corp.	181	8,192
		29,181
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	376	5,166
NRG Energy, Inc.	330	4,567
The AES Corp.	643	7,941
		17,674
Multi-Utilities - 2.1%
Ameren Corp.	244	12,795
Avangrid, Inc.	56	2,528
CenterPoint Energy, Inc.	437	10,453
CMS Energy Corp.	287	12,967
Consolidated Edison, Inc.	309	24,745
Dominion Resources, Inc.	587	45,798
DTE Energy Co.	181	17,651
MDU Resources Group, Inc.	196	4,714
NiSource, Inc.	322	8,263
Public Service Enterprise Group, Inc.	514	23,649
SCANA Corp.	136	10,192
Sempra Energy	254	28,418
Vectren Corp.	83	4,294
WEC Energy Group, Inc.	319	20,706
		227,173
Water Utilities - 0.2%
American Water Works Co., Inc.	180	14,864
Aqua America, Inc.	174	6,027
		20,891

TOTAL UTILITIES		733,203

TOTAL COMMON STOCKS
(Cost $10,373,252)		10,626,476

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.42% (b)
(Cost $493,757)	493,757	493,757
TOTAL INVESTMENT PORTFOLIO - 104.1%
(Cost $10,867,009)		11,120,233
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(441,169)
NET ASSETS - 100%		$10,679,064

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$237
Total	$237

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $10,878,051. Net unrealized appreciation aggregated $242,182, of which $340,019 related to appreciated investment securities and $97,837 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund
(formerly Spartan® Mid Cap Index Fund)

July 31, 2016

MCX-QTLY-0916
1.929304.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.9%
BorgWarner, Inc. (a)	70,596	$2,342,375
Delphi Automotive PLC	88,630	6,010,887
Gentex Corp.	91,640	1,619,279
Hertz Global Holdings, Inc. (b)	23,232	1,130,934
Lear Corp.	23,952	2,717,354
The Goodyear Tire & Rubber Co.	86,152	2,469,978
Visteon Corp.	11,174	783,186
		17,073,993
Automobiles - 0.2%
Harley-Davidson, Inc. (a)	58,958	3,120,057
Thor Industries, Inc.	15,645	1,197,468
		4,317,525
Distributors - 0.5%
Genuine Parts Co.	47,392	4,845,358
LKQ Corp. (b)	98,946	3,402,753
Pool Corp.	13,027	1,332,402
		9,580,513
Diversified Consumer Services - 0.3%
Graham Holdings Co.	1,416	712,588
H&R Block, Inc.	72,842	1,732,911
Service Corp. International	61,039	1,692,001
ServiceMaster Global Holdings, Inc. (b)	43,839	1,658,429
		5,795,929
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	78,515	2,814,763
Brinker International, Inc.	18,071	851,867
Chipotle Mexican Grill, Inc. (a)(b)	9,173	3,889,260
Choice Hotels International, Inc.	10,507	507,383
Darden Restaurants, Inc.	37,674	2,319,211
Domino's Pizza, Inc.	16,129	2,375,802
Dunkin' Brands Group, Inc.	29,894	1,354,497
Extended Stay America, Inc. unit	24,162	342,134
Hilton Worldwide Holdings, Inc.	170,247	3,948,028
Hyatt Hotels Corp. Class A (a)(b)	7,858	396,358
International Game Technology PLC	30,346	634,231
Marriott International, Inc. Class A (a)	60,726	4,354,054
MGM Mirage, Inc. (b)	154,081	3,694,862
Norwegian Cruise Line Holdings Ltd. (b)	51,455	2,191,983
Panera Bread Co. Class A (a)(b)	7,275	1,595,553
Royal Caribbean Cruises Ltd.	54,695	3,962,106
Six Flags Entertainment Corp.	23,185	1,307,402
Starwood Hotels & Resorts Worldwide, Inc.	54,867	4,282,918
U.S. Foods Holding Corp.	14,673	354,500
Vail Resorts, Inc.	11,680	1,671,058
Wendy's Co.	68,805	664,656
Wyndham Worldwide Corp.	35,668	2,533,141
Wynn Resorts Ltd. (a)	25,932	2,540,039
		48,585,806
Household Durables - 1.9%
CalAtlantic Group, Inc.	24,164	874,978
D.R. Horton, Inc.	109,412	3,597,467
Garmin Ltd. (a)	36,199	1,966,692
Harman International Industries, Inc.	22,837	1,887,250
Leggett & Platt, Inc.	43,008	2,260,931
Lennar Corp.:
Class A	58,550	2,740,140
Class B	3,133	117,613
Mohawk Industries, Inc. (b)	20,019	4,182,770
Newell Brands, Inc.	142,762	7,489,295
NVR, Inc. (b)	1,142	1,947,110
PulteGroup, Inc.	111,419	2,359,854
Tempur Sealy International, Inc. (a)(b)	17,330	1,310,668
Toll Brothers, Inc. (b)	50,091	1,403,049
Tupperware Brands Corp. (a)	16,438	1,030,334
Whirlpool Corp.	24,106	4,637,030
		37,805,181
Internet & Catalog Retail - 0.7%
Expedia, Inc.	38,750	4,520,188
Groupon, Inc. Class A (a)(b)	118,132	569,396
Liberty Interactive Corp.:
(Venture Group) Series A (b)	43,284	1,632,240
QVC Group Series A (b)	144,153	3,864,742
TripAdvisor, Inc. (b)	36,837	2,577,485
		13,164,051
Leisure Products - 0.5%
Brunswick Corp.	29,314	1,454,561
Hasbro, Inc.	36,567	2,970,337
Mattel, Inc.	110,756	3,697,035
Polaris Industries, Inc. (a)	19,503	1,925,921
Vista Outdoor, Inc. (b)	19,842	993,092
		11,040,946
Media - 2.1%
AMC Networks, Inc. Class A (b)	19,460	1,077,306
Cable One, Inc.	1,525	798,917
Cinemark Holdings, Inc.	34,638	1,302,389
Clear Channel Outdoor Holding, Inc. Class A	12,220	85,418
Discovery Communications, Inc.:
Class A (a)(b)	49,042	1,230,464
Class C (non-vtg.) (b)	76,008	1,865,236
Interpublic Group of Companies, Inc.	130,662	3,013,066
John Wiley & Sons, Inc. Class A	14,511	837,285
Liberty Broadband Corp.:
Class A (b)	7,933	498,272
Class C (a)(b)	33,667	2,131,458
Liberty Media Corp.:
Liberty SiriusXM Class A (b)	29,634	1,059,416
Liberty SiriusXM Class C (b)	59,554	2,099,279
Lions Gate Entertainment Corp. (a)	30,120	602,099
Live Nation Entertainment, Inc. (b)	42,135	1,155,342
News Corp.:
Class A	121,900	1,581,043
Class B	41,796	561,738
Omnicom Group, Inc.	76,655	6,307,940
Regal Entertainment Group Class A (a)	25,958	610,532
Scripps Networks Interactive, Inc. Class A	26,713	1,764,661
Sirius XM Holdings, Inc. (a)(b)	577,027	2,533,149
Starz Series A (b)	27,371	827,425
Tegna, Inc.	70,901	1,552,732
The Madison Square Garden Co. (b)	6,321	1,155,416
Tribune Media Co. Class A	25,100	929,955
Viacom, Inc.:
Class A	3,358	166,691
Class B (non-vtg.)	111,833	5,085,047
		40,832,276
Multiline Retail - 1.3%
Dillard's, Inc. Class A	6,237	422,120
Dollar General Corp.	92,414	8,755,302
Dollar Tree, Inc. (b)	73,587	7,085,692
JC Penney Corp., Inc. (a)(b)	99,206	958,330
Kohl's Corp. (a)	59,779	2,486,209
Macy's, Inc.	100,374	3,596,400
Nordstrom, Inc. (a)	40,072	1,772,385
		25,076,438
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	22,990	3,905,081
AutoNation, Inc. (a)(b)	21,002	1,120,457
AutoZone, Inc. (b)	9,550	7,773,414
Bed Bath & Beyond, Inc.	48,258	2,169,197
Best Buy Co., Inc.	90,280	3,033,408
Burlington Stores, Inc. (b)	22,828	1,746,570
Cabela's, Inc. Class A (b)	16,290	841,053
CarMax, Inc. (a)(b)	62,838	3,660,942
CST Brands, Inc.	24,101	1,077,797
Dick's Sporting Goods, Inc.	28,320	1,452,533
Foot Locker, Inc.	43,976	2,621,849
GameStop Corp. Class A (a)	33,432	1,034,720
Gap, Inc. (a)	72,156	1,860,903
L Brands, Inc.	78,687	5,814,969
Michaels Companies, Inc. (b)	30,282	798,234
Murphy U.S.A., Inc. (b)	11,997	919,450
O'Reilly Automotive, Inc. (b)	30,706	8,924,085
Penske Automotive Group, Inc.	12,537	496,716
Ross Stores, Inc.	127,865	7,905,893
Sally Beauty Holdings, Inc. (b)	47,466	1,392,178
Signet Jewelers Ltd.	25,361	2,229,486
Staples, Inc.	208,942	1,941,071
Tiffany & Co., Inc. (a)	35,615	2,297,880
Tractor Supply Co.	43,327	3,970,920
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	19,003	4,963,774
Urban Outfitters, Inc. (b)	28,939	865,276
Williams-Sonoma, Inc. (a)	28,706	1,552,420
		76,370,276
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	16,213	1,641,566
Coach, Inc.	90,611	3,906,240
Hanesbrands, Inc.	122,652	3,269,902
Kate Spade & Co. (b)	41,282	895,407
lululemon athletica, Inc. (a)(b)	31,627	2,455,837
Michael Kors Holdings Ltd. (b)	55,705	2,881,063
PVH Corp.	26,121	2,639,788
Ralph Lauren Corp.	18,492	1,813,880
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	42,460	1,019,889
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	59,467	2,346,568
Class C (non-vtg.)	59,930	2,139,501
		25,009,641

TOTAL CONSUMER DISCRETIONARY		314,652,575

CONSUMER STAPLES - 5.4%
Beverages - 0.8%
Brown-Forman Corp.:
Class A (a)	8,627	911,529
Class B (non-vtg.)	32,459	3,187,149
Dr. Pepper Snapple Group, Inc.	60,183	5,928,627
Molson Coors Brewing Co. Class B	55,793	5,699,813
		15,727,118
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	12,626	1,686,076
Manitowoc Foodservice, Inc. (b)	41,091	753,609
Rite Aid Corp. (b)	333,373	2,333,611
Sprouts Farmers Market LLC (a)(b)	45,512	1,052,693
Whole Foods Market, Inc.	103,697	3,160,685
		8,986,674
Food Products - 3.3%
Blue Buffalo Pet Products, Inc. (a)(b)	19,153	491,849
Bunge Ltd.	45,109	2,969,977
Campbell Soup Co.	60,608	3,774,060
ConAgra Foods, Inc.	141,934	6,636,834
Flowers Foods, Inc.	56,280	1,034,989
Hormel Foods Corp.	88,021	3,287,584
Ingredion, Inc.	23,288	3,102,893
Kellogg Co.	80,687	6,673,622
McCormick & Co., Inc. (non-vtg.)	37,457	3,829,978
Mead Johnson Nutrition Co. Class A	60,687	5,413,280
Pilgrim's Pride Corp. (a)	19,194	446,261
Pinnacle Foods, Inc.	37,477	1,881,720
Post Holdings, Inc. (b)	20,788	1,801,696
The Hain Celestial Group, Inc. (b)	33,032	1,743,759
The Hershey Co.	45,541	5,044,121
The J.M. Smucker Co.	37,636	5,801,966
TreeHouse Foods, Inc. (b)	17,743	1,830,900
Tyson Foods, Inc. Class A	94,655	6,966,608
WhiteWave Foods Co. (b)	56,511	3,135,795
		65,867,892
Household Products - 0.6%
Church & Dwight Co., Inc.	41,749	4,101,422
Clorox Co.	42,031	5,509,003
Energizer Holdings, Inc.	20,091	1,035,289
Spectrum Brands Holdings, Inc.	8,026	1,033,508
		11,679,222
Personal Products - 0.2%
Coty, Inc. Class A (a)	14,665	394,049
Edgewell Personal Care Co. (b)	19,186	1,623,327
Herbalife Ltd. (a)(b)	24,048	1,635,504
Nu Skin Enterprises, Inc. Class A	17,962	959,171
		4,612,051

TOTAL CONSUMER STAPLES		106,872,957

ENERGY - 5.7%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	142,333	6,807,787
Diamond Offshore Drilling, Inc. (a)	20,571	467,373
Dril-Quip, Inc. (b)	12,318	670,469
Ensco PLC Class A	97,308	892,314
FMC Technologies, Inc. (b)	73,466	1,864,567
Frank's International NV (a)	11,136	137,196
Helmerich & Payne, Inc. (a)	31,385	1,944,928
Nabors Industries Ltd.	89,056	801,504
National Oilwell Varco, Inc.	122,829	3,973,518
Noble Corp.	79,816	589,042
Oceaneering International, Inc.	31,873	888,619
Patterson-UTI Energy, Inc.	46,636	904,272
Rowan Companies PLC	41,212	628,071
RPC, Inc. (a)(b)	18,901	273,875
Superior Energy Services, Inc.	49,009	782,674
Transocean Ltd. (United States) (a)	111,981	1,230,671
Weatherford International Ltd. (a)(b)	290,535	1,650,239
		24,507,119
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (b)	58,318	1,527,348
Cabot Oil & Gas Corp.	149,821	3,696,084
Cheniere Energy, Inc. (b)	64,740	2,708,074
Chesapeake Energy Corp. (a)(b)	196,016	1,062,407
Cimarex Energy Co.	30,326	3,639,727
Concho Resources, Inc. (b)	42,380	5,263,596
CONSOL Energy, Inc.	73,602	1,426,407
Continental Resources, Inc. (a)(b)	28,056	1,235,867
Devon Energy Corp.	169,737	6,497,532
Diamondback Energy, Inc.	25,278	2,219,156
Energen Corp.	31,643	1,499,245
EQT Corp.	55,951	4,076,590
Gulfport Energy Corp. (b)	40,774	1,186,116
Hess Corp.	91,527	4,910,424
HollyFrontier Corp.	52,544	1,335,668
Kosmos Energy Ltd. (b)	52,512	291,442
Laredo Petroleum, Inc. (a)(b)	46,474	465,669
Marathon Oil Corp.	275,557	3,758,597
Marathon Petroleum Corp.	170,896	6,731,593
Memorial Resource Development Corp. (b)	32,389	485,187
Murphy Oil Corp. (a)	53,151	1,457,932
Newfield Exploration Co. (b)	64,401	2,788,563
Noble Energy, Inc.	138,148	4,934,647
ONEOK, Inc.	68,090	3,049,751
Parsley Energy, Inc. Class A (b)	48,926	1,394,880
PBF Energy, Inc. Class A	31,913	712,936
QEP Resources, Inc.	77,410	1,408,862
Range Resources Corp.	53,839	2,170,250
Rice Energy, Inc. (b)	38,402	895,535
SM Energy Co. (a)	21,560	584,923
Southwestern Energy Co. (a)(b)	159,000	2,318,220
Targa Resources Corp.	50,460	1,880,140
Tesoro Corp.	38,746	2,950,508
The Williams Companies, Inc.	223,720	5,362,568
Whiting Petroleum Corp. (b)	64,396	474,599
World Fuel Services Corp.	22,562	1,073,951
WPX Energy, Inc. (b)	107,801	1,076,932
		88,551,926

TOTAL ENERGY		113,059,045

FINANCIALS - 22.4%
Banks - 3.1%
Associated Banc-Corp.	48,752	906,787
Bank of Hawaii Corp. (a)	13,762	948,477
BankUnited, Inc.	31,876	956,918
BOK Financial Corp. (a)	8,160	532,277
CIT Group, Inc.	64,587	2,232,127
Citizens Financial Group, Inc.	172,103	3,843,060
Comerica, Inc.	56,425	2,552,667
Commerce Bancshares, Inc.	27,061	1,279,715
Cullen/Frost Bankers, Inc.	17,264	1,172,053
East West Bancorp, Inc.	46,713	1,598,519
Fifth Third Bancorp	248,527	4,717,042
First Horizon National Corp.	74,655	1,086,977
First Niagara Financial Group, Inc.	116,198	1,182,896
First Republic Bank	47,367	3,394,793
Huntington Bancshares, Inc.	256,713	2,438,774
KeyCorp	271,702	3,178,913
M&T Bank Corp.	48,611	5,568,876
PacWest Bancorp	38,440	1,589,494
Peoples United Financial, Inc.	100,109	1,517,652
Popular, Inc.	33,169	1,117,464
Regions Financial Corp.	412,120	3,779,140
Signature Bank (b)	17,088	2,054,661
SunTrust Banks, Inc.	163,139	6,899,148
SVB Financial Group (b)	16,816	1,688,663
Synovus Financial Corp.	40,062	1,219,487
TCF Financial Corp.	51,307	697,262
Western Alliance Bancorp. (b)	30,443	1,035,975
Zions Bancorporation	65,104	1,815,100
		61,004,917
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(b)	17,442	2,560,137
Ameriprise Financial, Inc.	50,967	4,884,677
Artisan Partners Asset Management, Inc.	12,290	343,628
E*TRADE Financial Corp. (b)	90,371	2,266,505
Eaton Vance Corp. (non-vtg.)	35,639	1,347,511
Federated Investors, Inc. Class B (non-vtg.)	30,080	949,626
Interactive Brokers Group, Inc.	20,705	721,362
Invesco Ltd.	133,652	3,899,965
Lazard Ltd. Class A	41,308	1,476,348
Legg Mason, Inc.	34,263	1,169,739
LPL Financial (a)	28,119	757,807
Northern Trust Corp.	67,218	4,543,265
NorthStar Asset Management Group, Inc.	60,293	715,075
Raymond James Financial, Inc.	40,894	2,245,081
SEI Investments Co.	41,658	1,874,610
T. Rowe Price Group, Inc.	78,851	5,573,977
TD Ameritrade Holding Corp.	80,441	2,442,189
		37,771,502
Consumer Finance - 0.7%
Ally Financial, Inc.	144,007	2,597,886
Credit Acceptance Corp. (a)(b)	2,665	481,486
Navient Corp.	106,946	1,518,633
OneMain Holdings, Inc. (a)(b)	17,096	493,049
Santander Consumer U.S.A. Holdings, Inc. (b)	34,392	377,968
SLM Corp. (b)	138,047	992,558
Synchrony Financial	271,693	7,574,801
		14,036,381
Diversified Financial Services - 1.0%
CBOE Holdings, Inc.	26,205	1,802,904
FactSet Research Systems, Inc.	13,030	2,240,639
Leucadia National Corp.	106,603	1,946,571
MarketAxess Holdings, Inc.	11,843	1,914,539
Moody's Corp.	55,008	5,831,398
Morningstar, Inc.	5,764	487,519
MSCI, Inc. Class A	29,566	2,543,859
The NASDAQ OMX Group, Inc.	36,433	2,577,999
Voya Financial, Inc.	66,209	1,696,937
		21,042,365
Insurance - 4.0%
Alleghany Corp. (b)	4,823	2,621,301
Allied World Assurance Co. Holdings AG	28,234	1,157,312
American Financial Group, Inc.	22,060	1,612,586
American National Insurance Co.	2,360	269,866
AmTrust Financial Services, Inc.	28,883	689,437
Arch Capital Group Ltd. (b)	37,201	2,701,909
Arthur J. Gallagher & Co.	56,998	2,803,732
Aspen Insurance Holdings Ltd.	19,583	900,035
Assurant, Inc.	20,033	1,662,939
Assured Guaranty Ltd.	43,175	1,156,658
Axis Capital Holdings Ltd.	29,638	1,647,280
Brown & Brown, Inc.	37,815	1,386,298
Cincinnati Financial Corp.	48,700	3,637,890
CNA Financial Corp.	9,034	287,552
Endurance Specialty Holdings Ltd.	20,707	1,400,414
Erie Indemnity Co. Class A	7,997	781,227
Everest Re Group Ltd.	13,607	2,571,859
First American Financial Corp.	34,785	1,454,361
FNF Group	85,365	3,215,700
Hanover Insurance Group, Inc.	13,787	1,135,222
Hartford Financial Services Group, Inc.	127,163	5,067,446
Lincoln National Corp.	77,718	3,393,945
Loews Corp.	90,969	3,759,749
Markel Corp. (b)	4,433	4,205,809
Mercury General Corp.	8,778	486,038
Old Republic International Corp.	78,717	1,525,535
Principal Financial Group, Inc.	86,682	4,041,982
ProAssurance Corp.	16,940	875,120
Progressive Corp.	189,049	6,145,983
Reinsurance Group of America, Inc.	20,654	2,049,910
RenaissanceRe Holdings Ltd.	13,754	1,616,370
Torchmark Corp.	38,452	2,379,025
Unum Group	77,026	2,573,439
Validus Holdings Ltd.	24,197	1,196,058
W.R. Berkley Corp.	31,092	1,809,243
White Mountains Insurance Group Ltd.	1,522	1,250,049
XL Group Ltd.	89,945	3,112,996
		78,582,275
Real Estate Investment Trusts - 11.2%
Alexandria Real Estate Equities, Inc. (a)	24,940	2,800,762
American Campus Communities, Inc.	42,385	2,291,757
American Capital Agency Corp.	107,476	2,105,455
American Homes 4 Rent Class A	54,161	1,175,294
Annaly Capital Management, Inc.	330,774	3,631,899
Apartment Investment & Management Co. Class A	50,508	2,321,853
Apple Hospitality (REIT), Inc.	53,466	1,089,102
AvalonBay Communities, Inc.	44,509	8,263,096
Boston Properties, Inc.	49,662	7,058,460
Brandywine Realty Trust (SBI)	55,337	933,535
Brixmor Property Group, Inc.	62,063	1,762,589
Camden Property Trust (SBI)	27,734	2,484,689
Care Capital Properties, Inc.	27,409	810,758
Chimera Investment Corp.	60,494	1,015,089
Columbia Property Trust, Inc.	40,177	976,301
Communications Sales & Leasing, Inc.	39,602	1,230,830
Corporate Office Properties Trust (SBI)	30,621	917,405
Corrections Corp. of America	37,974	1,217,067
CubeSmart	57,499	1,708,295
CyrusOne, Inc.	22,859	1,253,130
DCT Industrial Trust, Inc.	29,165	1,464,666
DDR Corp.	99,710	1,968,275
Digital Realty Trust, Inc. (a)	47,671	4,979,713
Douglas Emmett, Inc.	45,541	1,732,380
Duke Realty LP	111,912	3,221,946
Empire State Realty Trust, Inc.	39,667	832,610
EPR Properties	20,450	1,718,209
Equinix, Inc.	22,480	8,382,118
Equity Commonwealth (b)	39,612	1,189,152
Equity Lifestyle Properties, Inc.	24,795	2,039,141
Equity One, Inc.	30,406	1,011,608
Essex Property Trust, Inc.	21,154	4,947,498
Extra Space Storage, Inc.	39,174	3,369,747
Federal Realty Investment Trust (SBI)	22,887	3,883,924
Forest City Realty Trust, Inc.	74,200	1,754,830
Gaming & Leisure Properties	60,619	2,171,979
General Growth Properties, Inc.	186,906	5,971,647
HCP, Inc.	151,876	5,958,095
Healthcare Trust of America, Inc.	43,868	1,493,705
Highwoods Properties, Inc. (SBI)	30,961	1,725,147
Hospitality Properties Trust (SBI)	48,618	1,551,400
Host Hotels & Resorts, Inc. (a)	239,133	4,242,219
Iron Mountain, Inc.	84,642	3,488,097
Kilroy Realty Corp.	29,357	2,149,226
Kimco Realty Corp.	131,045	4,206,545
Lamar Advertising Co. Class A	26,589	1,804,330
Liberty Property Trust (SBI)	47,315	1,957,895
MFA Financial, Inc.	120,209	903,972
Mid-America Apartment Communities, Inc.	24,401	2,586,994
National Retail Properties, Inc.	46,340	2,463,434
NorthStar Realty Finance Corp.	58,743	787,156
Omega Healthcare Investors, Inc.	59,579	2,055,476
Outfront Media, Inc.	45,076	1,048,919
Paramount Group, Inc.	58,461	1,030,667
Piedmont Office Realty Trust, Inc. Class A	46,755	1,025,805
Post Properties, Inc.	17,024	1,082,556
Prologis, Inc.	169,575	9,240,142
Rayonier, Inc.	39,718	1,081,124
Realty Income Corp.	83,669	5,979,823
Regency Centers Corp.	33,282	2,826,640
Retail Properties America, Inc.	77,081	1,358,938
Senior Housing Properties Trust (SBI)	76,479	1,698,599
SL Green Realty Corp.	31,705	3,735,483
Sovran Self Storage, Inc.	14,881	1,523,368
Spirit Realty Capital, Inc.	155,349	2,123,621
Starwood Property Trust, Inc.	75,457	1,644,963
Store Capital Corp.	48,930	1,526,127
Sun Communities, Inc.	20,375	1,612,681
Tanger Factory Outlet Centers, Inc.	30,485	1,272,444
Taubman Centers, Inc.	19,027	1,539,665
The Macerich Co.	46,629	4,161,172
Two Harbors Investment Corp.	113,752	995,330
UDR, Inc.	86,317	3,213,582
Ventas, Inc.	109,757	8,359,093
VEREIT, Inc.	295,228	3,265,222
Vornado Realty Trust	55,719	5,984,221
Weingarten Realty Investors (SBI)	37,918	1,637,678
Welltower, Inc.	116,014	9,203,391
Weyerhaeuser Co.	240,877	7,881,495
WP Carey, Inc.	33,678	2,446,707
		221,559,956
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	97,391	2,770,774
Howard Hughes Corp. (b)	11,680	1,395,293
Jones Lang LaSalle, Inc.	14,679	1,606,910
Realogy Holdings Corp. (b)	46,949	1,454,950
		7,227,927
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	153,459	2,217,483
TFS Financial Corp.	18,994	345,691
		2,563,174

TOTAL FINANCIALS		443,788,497

HEALTH CARE - 10.1%
Biotechnology - 1.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	29,526	1,093,643
Agios Pharmaceuticals, Inc. (a)(b)	9,202	416,206
Alkermes PLC (b)	48,693	2,429,781
Alnylam Pharmaceuticals, Inc. (a)(b)	24,351	1,657,816
BioMarin Pharmaceutical, Inc. (b)	52,666	5,236,054
Incyte Corp. (b)	52,845	4,767,147
Intercept Pharmaceuticals, Inc. (a)(b)	5,314	919,481
Intrexon Corp. (a)(b)	17,744	449,456
Ionis Pharmaceuticals, Inc. (b)	39,322	1,147,809
Juno Therapeutics, Inc. (a)(b)	20,460	632,828
Medivation, Inc. (b)	51,765	3,312,442
Neurocrine Biosciences, Inc. (b)	28,057	1,409,303
Opko Health, Inc. (a)(b)	104,933	1,044,083
Seattle Genetics, Inc. (b)	31,303	1,504,422
United Therapeutics Corp. (a)(b)	14,310	1,731,653
		27,752,124
Health Care Equipment & Supplies - 3.5%
Abiomed, Inc. (b)	12,928	1,525,116
Alere, Inc. (b)	28,142	1,055,325
Align Technology, Inc. (b)	23,353	2,081,920
C.R. Bard, Inc.	23,840	5,333,723
Dentsply Sirona, Inc.	74,623	4,778,857
DexCom, Inc. (b)	26,578	2,451,289
Edwards Lifesciences Corp. (b)	68,564	7,851,949
Hill-Rom Holdings, Inc.	21,372	1,141,906
Hologic, Inc. (b)	90,326	3,476,648
IDEXX Laboratories, Inc. (b)	28,772	2,698,526
Intuitive Surgical, Inc. (b)	12,271	8,537,671
ResMed, Inc. (a)	45,139	3,109,174
St. Jude Medical, Inc.	90,391	7,506,069
Teleflex, Inc.	14,155	2,552,288
The Cooper Companies, Inc.	15,395	2,809,126
Varian Medical Systems, Inc. (b)	30,993	2,936,277
West Pharmaceutical Services, Inc.	23,249	1,866,430
Zimmer Biomet Holdings, Inc.	59,929	7,859,089
		69,571,383
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(b)	23,676	1,337,694
AmerisourceBergen Corp.	57,765	4,921,000
AmSurg Corp. (b)	17,458	1,309,525
Brookdale Senior Living, Inc. (b)	59,481	1,098,614
Centene Corp. (b)	54,333	3,833,193
DaVita HealthCare Partners, Inc. (b)	54,503	4,226,163
Envision Healthcare Holdings, Inc. (b)	60,658	1,491,580
Henry Schein, Inc. (b)	26,604	4,814,792
Laboratory Corp. of America Holdings (b)	33,229	4,637,439
LifePoint Hospitals, Inc. (b)	13,085	774,370
MEDNAX, Inc. (b)	29,724	2,048,281
Patterson Companies, Inc.	27,352	1,350,095
Premier, Inc. (b)	14,666	479,578
Quest Diagnostics, Inc.	45,864	3,960,815
Tenet Healthcare Corp. (b)	26,112	799,288
Universal Health Services, Inc. Class B	27,723	3,590,960
VCA, Inc. (b)	25,158	1,794,772
Wellcare Health Plans, Inc. (b)	14,426	1,540,697
		44,008,856
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	60,760	857,931
athenahealth, Inc. (a)(b)	12,648	1,616,288
Cerner Corp. (b)	95,533	5,960,304
IMS Health Holdings, Inc. (b)	49,155	1,475,633
Inovalon Holdings, Inc. Class A (a)(b)	19,290	359,180
Veeva Systems, Inc. Class A (a)(b)	31,258	1,187,491
		11,456,827
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	105,500	5,075,605
Bio-Rad Laboratories, Inc. Class A (b)	6,668	967,460
Bio-Techne Corp.	11,887	1,336,337
Bruker Corp.	34,011	847,554
Charles River Laboratories International, Inc. (b)	15,159	1,332,931
Illumina, Inc. (b)	47,495	7,900,793
Mettler-Toledo International, Inc. (b)	8,535	3,509,677
PerkinElmer, Inc.	35,133	1,999,770
QIAGEN NV (b)	74,184	1,988,131
Quintiles Transnational Holdings, Inc. (b)	26,778	2,079,044
VWR Corp. (b)	25,329	793,304
Waters Corp. (b)	24,916	3,959,900
		31,790,506
Pharmaceuticals - 0.8%
Akorn, Inc. (b)	27,121	928,352
Endo International PLC (b)	66,431	1,153,242
Mallinckrodt PLC (b)	35,369	2,381,748
Perrigo Co. PLC	44,707	4,085,773
Zoetis, Inc. Class A	147,851	7,462,040
		16,011,155

TOTAL HEALTH CARE		200,590,851

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	33,163	1,586,352
BWX Technologies, Inc.	30,456	1,121,085
HEICO Corp. (a)	6,184	429,850
HEICO Corp. Class A	12,430	716,838
Hexcel Corp.	29,886	1,290,179
Huntington Ingalls Industries, Inc.	15,134	2,611,826
L-3 Communications Holdings, Inc.	24,877	3,772,100
Orbital ATK, Inc.	18,979	1,653,450
Rockwell Collins, Inc.	42,322	3,581,288
Spirit AeroSystems Holdings, Inc. Class A (b)	42,932	1,862,390
Textron, Inc.	87,651	3,418,389
TransDigm Group, Inc. (a)(b)	16,258	4,544,436
		26,588,183
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	46,214	3,217,419
Expeditors International of Washington, Inc.	58,897	2,911,279
		6,128,698
Airlines - 0.9%
Alaska Air Group, Inc.	38,925	2,616,539
American Airlines Group, Inc.	187,444	6,654,262
Copa Holdings SA Class A (a)	10,128	678,576
JetBlue Airways Corp. (b)	104,454	1,914,642
Spirit Airlines, Inc. (b)	23,008	983,592
United Continental Holdings, Inc. (b)	108,988	5,110,447
		17,958,058
Building Products - 0.9%
A.O. Smith Corp.	23,726	2,203,908
Allegion PLC	31,212	2,259,437
Armstrong World Industries, Inc. (b)	14,894	632,548
Fortune Brands Home & Security, Inc.	49,646	3,141,102
Lennox International, Inc.	12,817	2,009,706
Masco Corp.	107,866	3,934,952
Owens Corning	37,383	1,977,935
USG Corp. (a)(b)	28,091	791,043
		16,950,631
Commercial Services & Supplies - 1.2%
Cintas Corp.	28,811	3,090,556
Clean Harbors, Inc. (a)(b)	17,009	874,603
Copart, Inc. (b)	31,861	1,607,069
Covanta Holding Corp.	37,658	603,281
KAR Auction Services, Inc.	44,617	1,908,269
Pitney Bowes, Inc.	61,501	1,187,584
R.R. Donnelley & Sons Co.	67,158	1,203,471
Republic Services, Inc.	76,468	3,919,750
Rollins, Inc.	30,799	867,916
Stericycle, Inc. (b)	26,736	2,413,459
Tyco International Ltd.	129,486	5,900,677
		23,576,635
Construction & Engineering - 0.5%
AECOM (b)	49,345	1,751,254
Chicago Bridge & Iron Co. NV	33,934	1,147,309
Fluor Corp.	45,164	2,417,177
Jacobs Engineering Group, Inc. (b)	39,052	2,090,063
KBR, Inc.	45,746	641,359
Quanta Services, Inc. (b)	47,018	1,203,661
Valmont Industries, Inc.	7,208	943,888
		10,194,711
Electrical Equipment - 0.8%
Acuity Brands, Inc.	14,121	3,705,774
AMETEK, Inc.	74,851	3,520,243
Hubbell, Inc. Class B	17,742	1,913,120
Regal Beloit Corp.	14,479	883,364
Rockwell Automation, Inc.	42,152	4,822,189
SolarCity Corp. (a)(b)	20,960	559,632
		15,404,322
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	20,267	2,093,378
ITT, Inc.	29,474	934,621
Roper Technologies, Inc.	32,403	5,520,175
		8,548,174
Machinery - 3.4%
AGCO Corp.	22,423	1,079,892
Allison Transmission Holdings, Inc.	46,135	1,329,611
Colfax Corp. (b)	31,939	937,729
Crane Co.	15,707	978,546
Cummins, Inc.	51,271	6,294,541
Donaldson Co., Inc.	41,406	1,495,999
Dover Corp.	49,820	3,558,643
Flowserve Corp.	42,097	2,014,341
Graco, Inc.	17,931	1,327,073
IDEX Corp.	24,563	2,205,512
Ingersoll-Rand PLC	83,598	5,539,203
Lincoln Electric Holdings, Inc.	19,859	1,232,450
Middleby Corp. (b)	18,302	2,203,195
Nordson Corp.	18,560	1,638,662
Oshkosh Corp.	23,598	1,300,014
PACCAR, Inc.	111,190	6,556,874
Parker Hannifin Corp.	43,349	4,950,022
Pentair PLC	54,066	3,450,492
Snap-On, Inc.	18,819	2,957,782
Stanley Black & Decker, Inc.	48,598	5,914,377
Terex Corp.	34,375	829,813
Timken Co.	22,545	754,130
Toro Co.	17,400	1,599,930
Trinity Industries, Inc.	48,218	1,119,140
WABCO Holdings, Inc. (b)	17,141	1,718,728
Wabtec Corp.	27,840	1,907,040
Xylem, Inc.	58,110	2,778,239
		67,671,978
Marine - 0.0%
Kirby Corp. (a)(b)	17,272	941,151
Professional Services - 1.1%
Dun & Bradstreet Corp.	11,802	1,525,409
Equifax, Inc.	38,436	5,091,233
Manpower, Inc.	23,122	1,604,667
Nielsen Holdings PLC	116,993	6,301,243
Robert Half International, Inc.	41,414	1,513,268
TransUnion Holding Co., Inc. (b)	17,494	572,404
Verisk Analytics, Inc. (b)	49,764	4,243,874
		20,852,098
Road & Rail - 0.6%
AMERCO	1,988	786,274
Avis Budget Group, Inc. (b)	26,892	987,743
Genesee & Wyoming, Inc. Class A (a)(b)	18,438	1,193,861
J.B. Hunt Transport Services, Inc.	28,837	2,397,220
Kansas City Southern	35,004	3,364,234
Landstar System, Inc.	13,570	956,549
Old Dominion Freight Lines, Inc. (b)	21,934	1,527,922
Ryder System, Inc.	17,480	1,151,932
		12,365,735
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	31,429	905,469
Fastenal Co.	93,380	3,991,995
HD Supply Holdings, Inc. (b)	65,397	2,366,717
Herc Holdings, Inc. (b)	7,750	273,963
MSC Industrial Direct Co., Inc. Class A	15,296	1,098,712
United Rentals, Inc. (b)	28,756	2,290,991
W.W. Grainger, Inc.	17,949	3,928,139
Watsco, Inc.	8,448	1,216,850
WESCO International, Inc. (a)(b)	13,565	756,113
		16,828,949
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	24,152	1,851,251

TOTAL INDUSTRIALS		245,860,574

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)(b)	12,562	895,294
Arris International PLC (b)	61,007	1,661,831
Brocade Communications Systems, Inc.	150,553	1,400,143
CommScope Holding Co., Inc. (b)	41,450	1,241,428
EchoStar Holding Corp. Class A (b)	14,570	567,502
F5 Networks, Inc. (b)	21,784	2,688,581
Harris Corp.	40,550	3,512,441
Juniper Networks, Inc.	121,192	2,749,846
Motorola Solutions, Inc.	56,745	3,936,968
Palo Alto Networks, Inc. (b)	28,243	3,696,726
		22,350,760
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	97,516	5,804,152
Arrow Electronics, Inc. (b)	29,458	1,958,662
Avnet, Inc.	41,493	1,705,362
CDW Corp.	53,012	2,275,805
Cognex Corp.	26,424	1,193,572
Dolby Laboratories, Inc. Class A	16,408	825,486
FEI Co.	13,304	1,415,812
Fitbit, Inc. (a)(b)	40,214	549,323
FLIR Systems, Inc.	44,438	1,447,790
Ingram Micro, Inc. Class A	47,045	1,610,821
IPG Photonics Corp. (a)(b)	11,579	975,994
Jabil Circuit, Inc.	61,057	1,242,510
Keysight Technologies, Inc. (b)	55,779	1,630,978
National Instruments Corp.	33,284	954,585
Trimble Navigation Ltd. (b)	81,387	2,151,872
VeriFone Systems, Inc. (b)	35,681	683,648
Zebra Technologies Corp. Class A (b)	16,722	886,433
		27,312,805
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (b)	56,087	2,834,076
CommerceHub, Inc.:
Series A,	4,276	60,292
Series C,	8,552	119,728
CoStar Group, Inc. (b)	10,352	2,152,181
GoDaddy, Inc. (a)(b)	15,058	450,535
IAC/InterActiveCorp	22,959	1,330,704
LinkedIn Corp. Class A (b)	38,166	7,355,733
Match Group, Inc. (a)(b)	9,992	157,374
Pandora Media, Inc. (a)(b)	70,830	963,288
Rackspace Hosting, Inc. (a)(b)	34,941	818,668
Twitter, Inc. (a)(b)	206,030	3,428,339
VeriSign, Inc. (a)(b)	30,759	2,664,037
Yelp, Inc. (b)	22,257	716,008
Zillow Group, Inc.:
Class A (a)(b)	16,730	659,329
Class C (a)(b)	33,444	1,312,677
		25,022,969
IT Services - 3.8%
Alliance Data Systems Corp. (b)	18,729	4,338,011
Amdocs Ltd.	47,953	2,798,537
Black Knight Financial Services, Inc. Class A (a)(b)	7,666	297,824
Booz Allen Hamilton Holding Corp. Class A	36,939	1,140,676
Broadridge Financial Solutions, Inc.	38,160	2,582,669
Computer Sciences Corp.	45,178	2,160,864
CoreLogic, Inc. (b)	28,521	1,148,826
CSRA, Inc.	52,966	1,425,845
DST Systems, Inc.	10,671	1,316,054
Euronet Worldwide, Inc. (b)	16,160	1,232,362
Fidelity National Information Services, Inc.	105,465	8,387,631
First Data Corp. Class A (b)	101,567	1,259,431
Fiserv, Inc. (b)	72,069	7,953,535
FleetCor Technologies, Inc. (b)	29,766	4,514,907
Gartner, Inc. Class A (b)	25,910	2,597,478
Genpact Ltd. (b)	48,802	1,306,430
Global Payments, Inc.	49,786	3,717,023
Jack Henry & Associates, Inc.	25,604	2,285,157
Leidos Holdings, Inc. (a)	21,389	1,069,664
Paychex, Inc.	104,711	6,207,268
Sabre Corp.	66,911	1,950,456
Square, Inc. (a)(b)	16,021	161,331
Teradata Corp. (a)(b)	41,826	1,187,022
The Western Union Co. (a)	160,186	3,203,720
Total System Services, Inc.	54,067	2,753,092
Vantiv, Inc. (b)	50,416	2,761,284
WEX, Inc. (b)	12,447	1,166,035
Xerox Corp.	327,735	3,375,671
		74,298,803
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	99,673	6,362,128
Cree, Inc. (b)	32,383	926,154
Cypress Semiconductor Corp.	101,360	1,179,830
First Solar, Inc. (a)(b)	24,537	1,145,387
KLA-Tencor Corp.	50,802	3,846,219
Lam Research Corp. (a)	51,785	4,648,739
Linear Technology Corp.	77,319	4,638,367
Marvell Technology Group Ltd.	130,106	1,528,746
Maxim Integrated Products, Inc.	91,582	3,734,714
Microchip Technology, Inc. (a)	68,389	3,805,164
Micron Technology, Inc. (b)	336,341	4,621,325
NVIDIA Corp.	165,438	9,446,491
ON Semiconductor Corp. (b)	132,939	1,333,378
Qorvo, Inc. (b)	41,444	2,620,504
Skyworks Solutions, Inc.	61,688	4,072,642
SunPower Corp. (a)(b)	19,163	279,397
Teradyne, Inc.	65,859	1,300,715
Xilinx, Inc.	82,480	4,213,078
		59,702,978
Software - 3.2%
ANSYS, Inc. (b)	28,513	2,547,922
Atlassian Corp. PLC (a)	8,188	245,394
Autodesk, Inc. (b)	68,922	4,097,413
CA Technologies, Inc.	94,761	3,283,469
Cadence Design Systems, Inc. (b)	96,953	2,331,720
CDK Global, Inc.	50,298	2,906,721
Citrix Systems, Inc. (b)	50,402	4,492,330
Electronic Arts, Inc. (b)	94,488	7,211,324
FireEye, Inc. (a)(b)	49,292	858,667
Fortinet, Inc. (b)	47,100	1,633,899
Guidewire Software, Inc. (b)	23,623	1,452,106
Manhattan Associates, Inc. (b)	23,385	1,357,499
NetSuite, Inc. (a)(b)	12,958	1,410,478
Nuance Communications, Inc. (b)	72,711	1,168,466
Parametric Technology Corp. (b)	36,933	1,467,348
Red Hat, Inc. (b)	58,819	4,428,483
ServiceNow, Inc. (b)	51,199	3,835,829
Splunk, Inc. (b)	42,349	2,648,506
SS&C Technologies Holdings, Inc.	54,694	1,762,241
Symantec Corp.	199,217	4,070,003
Synopsys, Inc. (b)	48,922	2,649,616
Tableau Software, Inc. (b)	17,653	997,571
Tyler Technologies, Inc. (b)	10,684	1,741,706
Ultimate Software Group, Inc. (a)(b)	8,904	1,861,826
Workday, Inc. Class A (a)(b)	37,915	3,159,836
Zynga, Inc. (b)	237,154	680,632
		64,301,005
Technology Hardware, Storage & Peripherals - 0.4%
Lexmark International, Inc. Class A	20,077	736,224
NCR Corp. (b)	40,205	1,325,559
NetApp, Inc.	94,097	2,479,456
Western Digital Corp.	91,671	4,355,289
		8,896,528

TOTAL INFORMATION TECHNOLOGY		281,885,848

MATERIALS - 5.7%
Chemicals - 1.8%
Albemarle Corp. U.S.	36,406	3,064,293
Ashland, Inc.	20,227	2,290,505
Axalta Coating Systems (b)	53,073	1,515,234
Cabot Corp.	19,975	972,583
Celanese Corp. Class A	47,953	3,041,179
CF Industries Holdings, Inc.	75,564	1,864,920
Eastman Chemical Co.	48,027	3,132,801
FMC Corp.	43,217	2,054,536
Huntsman Corp.	64,038	990,027
International Flavors & Fragrances, Inc.	25,887	3,449,443
NewMarket Corp.	2,376	1,016,785
Platform Specialty Products Corp. (a)(b)	53,162	489,090
RPM International, Inc.	42,213	2,290,477
The Mosaic Co. (a)	113,887	3,074,949
The Scotts Miracle-Gro Co. Class A	14,531	1,071,661
Valspar Corp.	25,545	2,719,776
W.R. Grace & Co.	22,863	1,711,753
Westlake Chemical Corp.	12,072	552,173
		35,302,185
Construction Materials - 0.5%
Eagle Materials, Inc.	15,201	1,276,124
Martin Marietta Materials, Inc.	20,618	4,178,238
Vulcan Materials Co.	42,998	5,330,892
		10,785,254
Containers & Packaging - 1.7%
Aptargroup, Inc.	20,208	1,579,861
Avery Dennison Corp.	28,747	2,239,104
Ball Corp.	55,440	3,917,945
Bemis Co., Inc.	30,695	1,566,673
Berry Plastics Group, Inc. (b)	39,357	1,613,637
Crown Holdings, Inc. (b)	43,766	2,318,285
Graphic Packaging Holding Co.	103,375	1,410,035
International Paper Co.	133,152	6,099,693
Owens-Illinois, Inc. (b)	52,230	981,402
Packaging Corp. of America	30,233	2,258,103
Sealed Air Corp.	63,928	3,016,123
Silgan Holdings, Inc.	13,381	663,430
Sonoco Products Co.	32,216	1,640,761
WestRock Co.	81,438	3,494,505
		32,799,557
Metals & Mining - 1.7%
Alcoa, Inc.	428,031	4,545,689
Compass Minerals International, Inc. (a)	10,962	762,846
Freeport-McMoRan, Inc. (a)	406,268	5,265,233
Newmont Mining Corp.	172,683	7,598,052
Nucor Corp.	103,487	5,551,043
Reliance Steel & Aluminum Co.	22,512	1,765,841
Royal Gold, Inc.	21,091	1,783,033
Southern Copper Corp.	27,362	711,138
Steel Dynamics, Inc.	75,940	2,036,711
Tahoe Resources, Inc.	97,941	1,520,518
United States Steel Corp.	44,287	1,217,450
		32,757,554
Paper & Forest Products - 0.0%
Domtar Corp.	20,452	805,195

TOTAL MATERIALS		112,449,745

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	174,563	5,488,261
Frontier Communications Corp.	378,406	1,967,711
Level 3 Communications, Inc. (b)	94,897	4,801,788
SBA Communications Corp. Class A (b)	40,331	4,638,065
Zayo Group Holdings, Inc. (b)	53,305	1,508,532
		18,404,357
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	245,550	1,507,677
Telephone & Data Systems, Inc.	30,904	973,167
U.S. Cellular Corp. (b)	4,554	184,209
		2,665,053

TOTAL TELECOMMUNICATION SERVICES		21,069,410

UTILITIES - 6.8%
Electric Utilities - 2.8%
Alliant Energy Corp.	73,791	2,970,088
Edison International	102,847	7,958,301
Entergy Corp.	58,158	4,733,480
Eversource Energy	103,065	6,028,272
FirstEnergy Corp.	138,205	4,826,119
Great Plains Energy, Inc.	50,099	1,491,948
Hawaiian Electric Industries, Inc.	34,714	1,077,870
ITC Holdings Corp.	48,906	2,261,903
OGE Energy Corp.	64,702	2,081,463
Pinnacle West Capital Corp.	35,818	2,824,966
PPL Corp.	220,516	8,315,658
Westar Energy, Inc.	45,934	2,552,552
Xcel Energy, Inc.	165,204	7,265,672
		54,388,292
Gas Utilities - 0.5%
Atmos Energy Corp.	32,835	2,619,905
National Fuel Gas Co.	23,957	1,353,810
Piedmont Natural Gas Co., Inc.	25,900	1,548,820
Questar Corp.	57,203	1,439,800
UGI Corp.	55,747	2,523,109
		9,485,444
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	116,162	1,596,066
NRG Energy, Inc.	102,064	1,412,566
The AES Corp.	214,716	2,651,743
		5,660,375
Multi-Utilities - 2.9%
Ameren Corp.	78,811	4,132,849
Avangrid, Inc.	18,280	825,159
CenterPoint Energy, Inc.	139,744	3,342,676
CMS Energy Corp.	90,550	4,091,049
Consolidated Edison, Inc.	99,183	7,942,575
DTE Energy Co.	58,253	5,680,833
MDU Resources Group, Inc.	62,946	1,513,851
NiSource, Inc.	104,413	2,679,238
Public Service Enterprise Group, Inc.	164,413	7,564,642
SCANA Corp.	42,261	3,167,039
Sempra Energy	81,252	9,090,474
Vectren Corp.	26,830	1,387,916
WEC Energy Group, Inc.	102,814	6,673,657
		58,091,958
Water Utilities - 0.3%
American Water Works Co., Inc.	57,893	4,780,804
Aqua America, Inc.	57,519	1,992,458
		6,773,262

TOTAL UTILITIES		134,399,331

TOTAL COMMON STOCKS
(Cost $1,776,682,214)		1,974,628,833
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (c)
(Cost $999,434)	1,000,000	999,728
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.42% (d)	13,337,104	$13,337,104
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	138,463,949	138,463,949
TOTAL MONEY MARKET FUNDS
(Cost $151,801,053)		151,801,053
TOTAL INVESTMENT PORTFOLIO - 107.3%
(Cost $1,929,482,701)		2,127,429,614
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(145,654,061)
NET ASSETS - 100%		$1,981,775,553

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	7,940,190	$470,875

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $650,823.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,795
Fidelity Securities Lending Cash Central Fund	197,883
Total	$215,678

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$314,652,575	$314,652,575	$--	$--
Consumer Staples	106,872,957	106,872,957	--	--
Energy	113,059,045	113,059,045	--	--
Financials	443,788,497	443,788,497	--	--
Health Care	200,590,851	200,590,851	--	--
Industrials	245,860,574	245,860,574	--	--
Information Technology	281,885,848	281,885,848	--	--
Materials	112,449,745	112,449,745	--	--
Telecommunication Services	21,069,410	21,069,410	--	--
Utilities	134,399,331	134,399,331	--	--
U.S. Government and Government Agency Obligations	999,728	--	999,728	--
Money Market Funds	151,801,053	151,801,053	--	--
Total Investments in Securities:	$2,127,429,614	$2,126,429,886	$999,728	$--
Derivative Instruments:
Assets
Futures Contracts	$470,875	$470,875	$--	$--
Total Assets	$470,875	$470,875	$--	$--
Total Derivative Instruments:	$470,875	$470,875	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,943,781,262. Net unrealized appreciation aggregated $183,648,352, of which $307,453,578 related to appreciated investment securities and $123,805,226 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund
(formerly Spartan® Small Cap Index Fund)

July 31, 2016

SSP-QTLY-0916
1.883104.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	78,710	$1,370,341
Cooper Tire & Rubber Co.	55,814	1,841,304
Cooper-Standard Holding, Inc. (a)(b)	14,915	1,313,266
Dana Holding Corp.	152,211	2,076,158
Dorman Products, Inc. (a)(b)	27,042	1,722,575
Drew Industries, Inc.	24,214	2,218,245
Federal-Mogul Corp. Class A (a)	31,416	277,717
Fox Factory Holding Corp. (a)	22,714	435,882
Gentherm, Inc. (a)	36,894	1,238,163
Horizon Global Corp. (a)	17,812	232,447
Metaldyne Performance Group, Inc.	14,680	233,265
Modine Manufacturing Co. (a)	48,172	462,451
Motorcar Parts of America, Inc. (a)	18,613	521,722
Spartan Motors, Inc.	32,472	275,687
Standard Motor Products, Inc.	21,637	907,456
Stoneridge, Inc. (a)	27,818	464,004
Strattec Security Corp.	3,398	151,551
Superior Industries International, Inc.	25,802	788,509
Tenneco, Inc. (a)	57,452	3,247,187
Tower International, Inc.	20,899	482,349
Unique Fabricating, Inc. (b)	6,440	86,554
Workhorse Group, Inc. (a)(b)	11,172	73,400
		20,420,233
Automobiles - 0.0%
Winnebago Industries, Inc.	26,941	640,118
Distributors - 0.2%
Core-Mark Holding Co., Inc.	46,584	2,280,753
Weyco Group, Inc.	6,361	177,726
		2,458,479
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	15,796	452,397
Apollo Education Group, Inc. Class A (non-vtg.) (a)	86,256	775,441
Ascent Capital Group, Inc. (a)	9,964	169,587
Bridgepoint Education, Inc. (a)	17,428	124,262
Bright Horizons Family Solutions, Inc. (a)	44,412	2,978,713
Cambium Learning Group, Inc. (a)	13,101	63,409
Capella Education Co.	11,583	693,474
Career Education Corp. (a)	67,673	467,620
Carriage Services, Inc.	15,367	373,572
Chegg, Inc. (a)(b)	84,334	454,560
Collectors Universe, Inc.	7,302	157,066
DeVry, Inc. (b)	63,738	1,419,445
Grand Canyon Education, Inc. (a)	45,747	1,924,119
Houghton Mifflin Harcourt Co. (a)	126,848	2,150,074
K12, Inc. (a)	34,774	430,502
Liberty Tax, Inc.	6,644	92,086
LifeLock, Inc. (a)	86,193	1,442,009
Regis Corp. (a)	37,356	502,065
Sotheby's Class A (Ltd. vtg.) (b)	53,371	1,728,687
Strayer Education, Inc. (a)	10,590	484,175
Weight Watchers International, Inc. (a)(b)	28,257	337,106
		17,220,369
Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd. Class A (a)	85,954	987,611
Biglari Holdings, Inc. (a)	1,085	450,394
BJ's Restaurants, Inc. (a)	23,771	923,266
Bloomin' Brands, Inc.	116,077	2,087,064
Bob Evans Farms, Inc.	19,804	728,391
Bojangles', Inc. (a)	9,574	166,396
Boyd Gaming Corp. (a)	84,418	1,655,437
Buffalo Wild Wings, Inc. (a)(b)	19,256	3,234,238
Caesars Acquisition Co. (a)(b)	48,349	520,235
Caesars Entertainment Corp. (a)(b)	57,918	399,634
Carrols Restaurant Group, Inc. (a)	35,676	432,036
Century Casinos, Inc. (a)	20,824	132,857
Churchill Downs, Inc.	13,609	1,784,548
Chuy's Holdings, Inc. (a)(b)	16,748	564,743
ClubCorp Holdings, Inc.	66,068	957,986
Cracker Barrel Old Country Store, Inc. (b)	19,574	3,081,143
Dave & Buster's Entertainment, Inc. (a)	38,729	1,723,441
Del Frisco's Restaurant Group, Inc. (a)	24,497	365,495
Del Taco Restaurants, Inc. (a)	22,588	237,400
Denny's Corp. (a)	76,034	848,539
Diamond Resorts International, Inc. (a)	37,464	1,130,664
DineEquity, Inc.	17,912	1,457,499
El Pollo Loco Holdings, Inc. (a)(b)	20,725	272,741
Eldorado Resorts, Inc. (a)	29,695	429,093
Empire Resorts, Inc. (a)(b)	3,254	50,372
Fiesta Restaurant Group, Inc. (a)	27,020	603,627
Fogo de Chao, Inc. (a)(b)	4,856	66,187
Golden Entertainment, Inc.	10,062	136,944
Habit Restaurants, Inc. Class A (a)(b)	13,147	213,507
International Speedway Corp. Class A	26,852	906,792
Interval Leisure Group, Inc.	115,406	2,075,000
Intrawest Resorts Holdings, Inc. (a)	15,725	228,642
Isle of Capri Casinos, Inc. (a)	25,473	477,109
J. Alexanders Holdings, Inc. (a)	13,027	124,668
Jack in the Box, Inc.	33,234	2,937,553
Jamba, Inc. (a)(b)	12,430	134,244
Kona Grill, Inc. (a)(b)	8,145	101,813
La Quinta Holdings, Inc. (a)	86,194	1,066,220
Lindblad Expeditions Holdings (a)	14,372	142,858
Luby's, Inc. (a)	18,994	88,132
Marcus Corp.	19,792	438,393
Marriott Vacations Worldwide Corp.	22,850	1,743,455
Monarch Casino & Resort, Inc. (a)	11,503	268,365
Nathan's Famous, Inc. (a)	2,969	144,204
Noodles & Co. (a)(b)	10,785	79,701
Papa John's International, Inc.	27,668	2,046,049
Penn National Gaming, Inc. (a)	76,768	1,153,055
Pinnacle Entertainment, Inc. (b)	58,013	633,502
Planet Fitness, Inc. (a)(b)	16,017	328,349
Popeyes Louisiana Kitchen, Inc. (a)	21,825	1,250,136
Potbelly Corp. (a)(b)	24,651	321,203
Red Lion Hotels Corp. (a)	13,854	110,001
Red Robin Gourmet Burgers, Inc. (a)	13,610	658,180
Red Rock Resorts, Inc.	30,171	694,235
Ruby Tuesday, Inc. (a)(b)	58,019	234,397
Ruth's Hospitality Group, Inc.	32,234	514,777
Scientific Games Corp. Class A (a)(b)	52,911	563,767
SeaWorld Entertainment, Inc. (b)	67,692	1,042,457
Shake Shack, Inc. Class A (a)(b)	15,916	636,799
Sonic Corp.	47,505	1,278,360
Speedway Motorsports, Inc.	13,668	241,514
Texas Roadhouse, Inc. Class A	67,439	3,184,470
The Cheesecake Factory, Inc.	46,254	2,392,719
Wingstop, Inc. (b)	16,398	426,348
Zoe's Kitchen, Inc. (a)(b)	19,373	688,516
		54,997,471
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	10,658	275,296
Beazer Homes U.S.A., Inc. (a)	32,168	308,491
Cavco Industries, Inc. (a)	8,567	851,388
Century Communities, Inc. (a)	14,861	263,040
CSS Industries, Inc.	8,354	219,794
Ethan Allen Interiors, Inc.	24,953	866,618
Flexsteel Industries, Inc.	6,336	260,410
GoPro, Inc. Class A (a)(b)	103,083	1,302,969
Green Brick Partners, Inc. (a)(b)	22,671	160,057
Helen of Troy Ltd. (a)	28,624	2,851,237
Hooker Furniture Corp.	11,682	270,205
Hovnanian Enterprises, Inc. Class A (a)(b)	119,002	218,964
Installed Building Products, Inc. (a)	20,289	726,955
iRobot Corp. (a)(b)	26,925	1,020,996
KB Home	84,098	1,320,339
La-Z-Boy, Inc.	50,178	1,516,379
LGI Homes, Inc. (a)(b)	15,729	539,977
Libbey, Inc.	22,659	423,497
Lifetime Brands, Inc.	10,789	144,465
M.D.C. Holdings, Inc.	39,539	1,040,666
M/I Homes, Inc. (a)(b)	24,252	546,883
Meritage Homes Corp. (a)(b)	39,352	1,432,019
NACCO Industries, Inc. Class A	3,788	213,151
New Home Co. LLC (a)	12,397	122,110
Taylor Morrison Home Corp. (a)	30,823	500,874
TopBuild Corp. (a)	39,551	1,493,446
TRI Pointe Homes, Inc. (a)	152,652	2,053,169
UCP, Inc. (a)	7,894	66,310
Universal Electronics, Inc. (a)	14,284	1,104,725
WCI Communities, Inc. (a)	22,458	377,968
William Lyon Homes, Inc. (a)(b)	24,490	424,902
Zagg, Inc. (a)	26,929	170,461
		23,087,761
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	25,418	232,066
Blue Nile, Inc.	11,215	325,908
Duluth Holdings, Inc. (b)	9,368	232,326
Etsy, Inc. (a)	106,256	1,068,935
FTD Companies, Inc. (a)(b)	18,325	463,806
Gaia, Inc. Class A (a)	13,154	107,468
HSN, Inc.	31,905	1,632,260
Lands' End, Inc. (a)(b)	14,570	207,040
Liberty TripAdvisor Holdings, Inc. (a)	74,223	1,756,858
NutriSystem, Inc.	29,447	871,042
Overstock.com, Inc. (a)	12,898	210,237
PetMed Express, Inc. (b)	20,245	419,679
Shutterfly, Inc. (a)	35,096	1,866,756
Wayfair LLC Class A (a)(b)	32,178	1,399,743
		10,794,124
Leisure Products - 0.3%
Arctic Cat, Inc.	12,790	199,652
Callaway Golf Co.	94,745	1,013,772
Escalade, Inc.	10,298	110,498
JAKKS Pacific, Inc. (a)(b)	14,952	137,857
Johnson Outdoors, Inc. Class A	4,787	145,764
Malibu Boats, Inc. Class A (a)	17,629	240,460
Marine Products Corp.	10,521	96,057
MCBC Holdings, Inc. (a)	7,526	86,398
Nautilus, Inc. (a)	30,965	583,381
Performance Sports Group Ltd. (a)(b)	37,295	123,683
Smith & Wesson Holding Corp. (a)(b)	55,902	1,646,314
Sturm, Ruger & Co., Inc. (b)	18,686	1,270,648
		5,654,484
Media - 1.8%
AMC Entertainment Holdings, Inc. Class A	22,091	649,917
Carmike Cinemas, Inc. (a)	24,190	745,536
Central European Media Enterprises Ltd. Class A (a)(b)	74,668	172,483
Daily Journal Corp. (a)(b)	1,233	281,617
DreamWorks Animation SKG, Inc. Class A (a)	78,714	3,224,913
E.W. Scripps Co. Class A (a)(b)	60,488	1,025,876
Entercom Communications Corp. Class A	26,700	390,087
Entravision Communication Corp. Class A	66,007	479,211
Eros International PLC (a)(b)	29,915	520,820
Gannett Co., Inc.	120,253	1,534,428
Global Eagle Entertainment, Inc. (a)(b)	48,276	395,863
Gray Television, Inc. (a)	64,243	636,006
Hemisphere Media Group, Inc. (a)(b)	6,397	81,178
IMAX Corp. (a)	60,069	1,897,580
Liberty Media Corp.:
Liberty Braves Class A (a)	10,401	171,512
Liberty Braves Class C (a)	30,728	491,033
Liberty Media Class A (a)	22,347	507,277
Liberty Media Class C (a)	47,288	1,060,197
Loral Space & Communications Ltd. (a)	13,465	473,025
MDC Partners, Inc. Class A	51,997	663,482
Media General, Inc. (a)	109,630	1,928,392
Meredith Corp. (b)	37,777	2,058,091
MSG Network, Inc. Class A (a)	61,962	994,490
National CineMedia, Inc.	64,158	999,582
New Media Investment Group, Inc.	38,957	687,981
Nexstar Broadcasting Group, Inc. Class A (b)	30,624	1,548,043
Radio One, Inc. Class D (non-vtg.) (a)	24,103	77,130
Reading International, Inc. Class A (a)	16,425	225,844
Saga Communications, Inc. Class A	3,569	146,400
Salem Communications Corp. Class A	10,795	81,718
Scholastic Corp.	27,236	1,119,400
Sinclair Broadcast Group, Inc. Class A	68,138	1,895,599
The New York Times Co. Class A	125,421	1,627,965
Time, Inc.	103,804	1,695,119
Townsquare Media, Inc. (a)	8,432	68,974
Tribune Publishing Co.	27,014	404,940
World Wrestling Entertainment, Inc. Class A (b)	36,197	714,891
		31,676,600
Multiline Retail - 0.2%
Big Lots, Inc.	44,792	2,382,039
Fred's, Inc. Class A	35,600	565,684
Ollie's Bargain Outlet Holdings, Inc. (a)	20,579	537,935
Sears Holdings Corp. (a)(b)	10,992	169,387
Tuesday Morning Corp. (a)	46,106	363,776
		4,018,821
Specialty Retail - 2.7%
Aarons, Inc. Class A	66,262	1,586,975
Abercrombie & Fitch Co. Class A	68,471	1,418,034
America's Car Mart, Inc. (a)(b)	7,705	270,291
American Eagle Outfitters, Inc. (b)	169,746	3,041,848
Armstrong Flooring, Inc. (a)	23,868	475,689
Asbury Automotive Group, Inc. (a)	20,317	1,235,274
Ascena Retail Group, Inc. (a)(b)	175,707	1,428,498
Barnes & Noble Education, Inc. (a)	41,698	482,029
Barnes & Noble, Inc.	64,028	837,486
Big 5 Sporting Goods Corp.	17,335	183,058
Boot Barn Holdings, Inc. (a)	13,011	139,998
Build-A-Bear Workshop, Inc. (a)	13,239	180,448
Caleres, Inc.	43,454	1,143,709
Chico's FAS, Inc.	131,795	1,582,858
Citi Trends, Inc.	14,055	234,437
Conn's, Inc. (a)(b)	19,820	140,920
Destination XL Group, Inc. (a)(b)	35,419	182,762
DSW, Inc. Class A	67,796	1,644,731
Express, Inc. (a)	75,438	1,128,552
Finish Line, Inc. Class A	42,224	917,528
Five Below, Inc. (a)(b)	54,767	2,793,665
Francesca's Holdings Corp. (a)	40,881	519,598
Genesco, Inc. (a)	20,748	1,440,326
GNC Holdings, Inc.	70,044	1,429,598
Group 1 Automotive, Inc.	21,134	1,317,071
Guess?, Inc.	62,077	913,773
Haverty Furniture Companies, Inc.	20,228	372,802
Hibbett Sports, Inc. (a)(b)	22,945	801,239
Kirkland's, Inc. (a)	14,404	219,517
Lithia Motors, Inc. Class A (sub. vtg.) (b)	23,977	2,068,975
Lumber Liquidators Holdings, Inc. (a)(b)	26,690	401,151
MarineMax, Inc. (a)	25,448	514,050
Mattress Firm Holding Corp. (a)(b)	16,788	500,954
Monro Muffler Brake, Inc.	31,667	1,982,988
Office Depot, Inc.	564,403	1,952,834
Outerwall, Inc. (b)	17,194	905,436
Party City Holdco, Inc. (a)	27,838	445,965
Pier 1 Imports, Inc. (b)	82,959	424,750
Rent-A-Center, Inc.	51,829	559,753
Restoration Hardware Holdings, Inc. (a)(b)	38,893	1,198,293
Sears Hometown & Outlet Stores, Inc. (a)	10,986	75,584
Select Comfort Corp. (a)(b)	46,550	1,110,683
Shoe Carnival, Inc.	14,913	392,361
Sonic Automotive, Inc. Class A (sub. vtg.)	29,147	529,892
Sportsman's Warehouse Holdings, Inc. (a)	25,202	256,556
Stage Stores, Inc.	25,035	148,458
Stein Mart, Inc.	30,408	261,509
Tailored Brands, Inc.	48,948	717,088
The Buckle, Inc. (b)	28,651	784,751
The Cato Corp. Class A (sub. vtg.)	26,606	951,697
The Children's Place Retail Stores, Inc. (b)	18,844	1,574,982
The Container Store Group, Inc. (a)(b)	15,551	85,997
Tile Shop Holdings, Inc. (a)	32,467	553,562
Tilly's, Inc. (a)	11,362	64,650
Vitamin Shoppe, Inc. (a)(b)	24,099	705,137
West Marine, Inc. (a)	17,995	157,636
Winmark Corp.	2,200	221,254
Zumiez, Inc. (a)	18,793	319,105
		47,928,765
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	27,579	1,578,898
Crocs, Inc. (a)	74,576	844,946
Culp, Inc.	11,269	321,505
Deckers Outdoor Corp. (a)	33,196	2,191,268
Delta Apparel, Inc. (a)	6,949	166,012
Fossil Group, Inc. (a)(b)	42,828	1,353,365
G-III Apparel Group Ltd. (a)	43,909	1,757,677
Iconix Brand Group, Inc. (a)(b)	43,856	315,763
Movado Group, Inc.	15,905	359,294
Oxford Industries, Inc.	15,182	868,107
Perry Ellis International, Inc. (a)	13,061	279,767
Sequential Brands Group, Inc. (a)(b)	40,143	326,363
Steven Madden Ltd. (a)	61,847	2,165,882
Superior Uniform Group, Inc.	7,845	126,069
Tumi Holdings, Inc. (a)	56,619	1,514,558
Unifi, Inc. (a)	16,163	436,886
Vera Bradley, Inc. (a)	20,956	305,119
Vince Holding Corp. (a)	21,042	105,210
Wolverine World Wide, Inc.	98,915	2,422,428
		17,439,117

TOTAL CONSUMER DISCRETIONARY		236,336,342

CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	8,893	1,626,352
Coca-Cola Bottling Co. Consolidated	4,873	693,964
Craft Brew Alliance, Inc. (a)(b)	12,342	144,895
MGP Ingredients, Inc.	12,745	548,035
National Beverage Corp. (a)	11,825	678,282
Primo Water Corp. (a)	22,588	270,604
		3,962,132
Food & Staples Retailing - 0.6%
Andersons, Inc.	27,156	1,004,229
Chefs' Warehouse Holdings (a)(b)	19,843	320,464
Ingles Markets, Inc. Class A	14,035	544,979
Natural Grocers by Vitamin Cottage, Inc. (a)	8,882	121,595
Performance Food Group Co.	37,808	1,037,452
PriceSmart, Inc.	20,272	1,578,783
Smart & Final Stores, Inc. (a)	24,225	334,063
SpartanNash Co.	37,355	1,176,683
SUPERVALU, Inc. (a)	269,844	1,316,839
United Natural Foods, Inc. (a)(b)	50,510	2,524,490
Village Super Market, Inc. Class A	7,140	225,910
Weis Markets, Inc.	9,689	500,631
		10,686,118
Food Products - 1.4%
Alico, Inc.	3,110	91,994
Amplify Snack Brands, Inc.	29,828	425,347
B&G Foods, Inc. Class A	63,104	3,255,535
Cal-Maine Foods, Inc. (b)	31,640	1,325,716
Calavo Growers, Inc. (b)	15,644	1,029,062
Darling International, Inc. (a)	167,302	2,640,026
Dean Foods Co. (b)	93,588	1,727,634
Farmer Brothers Co. (a)(b)	8,771	269,007
Fresh Del Monte Produce, Inc.	32,846	1,867,295
Freshpet, Inc. (a)(b)	21,813	190,646
Inventure Foods, Inc. (a)(b)	18,517	159,617
J&J Snack Foods Corp.	15,231	1,852,242
John B. Sanfilippo & Son, Inc.	8,811	411,209
Lancaster Colony Corp.	19,033	2,473,529
Landec Corp. (a)	28,504	327,796
Lifeway Foods, Inc. (a)	4,573	45,684
Limoneira Co. (b)	12,853	227,370
Omega Protein Corp. (a)	22,326	502,782
Sanderson Farms, Inc. (b)	20,460	1,792,091
Seaboard Corp. (a)	269	788,170
Seneca Foods Corp. Class A (a)	6,396	250,531
Snyders-Lance, Inc.	82,120	2,813,431
Tootsie Roll Industries, Inc. (b)	17,378	645,245
		25,111,959
Household Products - 0.3%
Central Garden & Pet Co. (a)	10,519	255,191
Central Garden & Pet Co. Class A (non-vtg.) (a)	33,426	761,779
HRG Group, Inc. (a)	119,934	1,785,817
Oil-Dri Corp. of America	4,873	182,494
Orchids Paper Products Co.	9,342	286,893
WD-40 Co.	14,142	1,626,047
		4,898,221
Personal Products - 0.3%
Avon Products, Inc.	449,761	1,830,527
Elizabeth Arden, Inc. (a)	24,260	337,214
Inter Parfums, Inc.	17,604	572,834
LifeVantage Corp. (a)(b)	13,418	187,718
MediFast, Inc.	10,838	381,714
Natural Health Trends Corp. (b)	7,245	243,360
Nature's Sunshine Products, Inc.	8,318	98,152
Nutraceutical International Corp. (a)	8,055	206,530
Revlon, Inc. (a)	11,992	425,596
Synutra International, Inc. (a)	20,588	71,852
USANA Health Sciences, Inc. (a)	5,256	721,754
		5,077,251
Tobacco - 0.2%
Alliance One International, Inc. (a)	8,142	140,857
Turning Point Brands, Inc.	5,816	64,848
Universal Corp. (b)	22,490	1,333,882
Vector Group Ltd.	89,253	1,971,599
		3,511,186

TOTAL CONSUMER STAPLES		53,246,867

ENERGY - 2.8%
Energy Equipment & Services - 0.9%
Archrock, Inc.	69,511	619,343
Atwood Oceanics, Inc. (b)	61,674	658,678
Bristow Group, Inc. (b)	34,304	370,826
Carbo Ceramics, Inc. (b)	20,088	283,241
Dawson Geophysical Co. (a)	19,697	146,743
Era Group, Inc. (a)	19,090	167,610
Exterran Corp. (a)	33,144	421,592
Fairmount Santrol Holidings, Inc. (a)	66,489	455,450
Forum Energy Technologies, Inc. (a)	62,226	1,016,151
Geospace Technologies Corp. (a)(b)	12,731	210,062
Helix Energy Solutions Group, Inc. (a)	103,153	819,035
Hornbeck Offshore Services, Inc. (a)(b)	33,578	267,952
Independence Contract Drilling, Inc. (a)	29,271	147,233
Matrix Service Co. (a)	27,455	454,929
McDermott International, Inc. (a)(b)	244,712	1,267,608
Natural Gas Services Group, Inc. (a)	13,212	331,753
Newpark Resources, Inc. (a)	83,484	527,619
Oil States International, Inc. (a)	52,119	1,611,519
Parker Drilling Co. (a)	118,011	244,283
PHI, Inc. (non-vtg.) (a)	11,469	221,581
Pioneer Energy Services Corp. (a)	65,311	205,730
RigNet, Inc. (a)	12,342	147,487
SEACOR Holdings, Inc. (a)(b)	16,013	905,055
Seadrill Ltd. (a)(b)	380,620	1,130,441
Tesco Corp.	49,467	326,977
TETRA Technologies, Inc. (a)	93,897	564,321
Tidewater, Inc. (b)	46,217	197,347
U.S. Silica Holdings, Inc. (b)	65,389	2,253,959
Unit Corp. (a)	51,164	639,550
Willbros Group, Inc. (a)	42,227	86,565
		16,700,640
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. (a)	120,585	139,879
Adams Resources & Energy, Inc.	2,048	61,993
Alon U.S.A. Energy, Inc.	30,820	217,897
Ardmore Shipping Corp.	30,733	216,053
Bill Barrett Corp. (a)(b)	50,047	298,781
California Resources Corp.	31,930	327,602
Callon Petroleum Co. (a)	122,709	1,397,656
Carrizo Oil & Gas, Inc. (a)(b)	57,305	1,879,604
Clayton Williams Energy, Inc. (a)(b)	5,822	219,548
Clean Energy Fuels Corp. (a)(b)	89,838	268,616
Cobalt International Energy, Inc. (a)(b)	406,863	606,226
Contango Oil & Gas Co. (a)	17,372	160,344
CVR Energy, Inc. (b)	15,447	228,616
Delek U.S. Holdings, Inc.	63,865	799,590
Denbury Resources, Inc. (b)	353,108	1,024,013
DHT Holdings, Inc.	94,475	440,254
Dorian Lpg Ltd. (a)(b)	23,662	145,995
Earthstone Energy, Inc. (a)	1,616	16,241
Eclipse Resources Corp. (a)	59,448	187,261
EP Energy Corp. (a)(b)	37,794	157,601
Erin Energy Corp. (a)(b)	14,124	36,157
Evolution Petroleum Corp.	23,831	129,879
EXCO Resources, Inc. (a)(b)	136,726	188,682
Frontline Ltd. (NY Shares) (b)	65,102	516,910
GasLog Ltd. (b)	41,716	557,743
Gener8 Maritime, Inc. (a)	38,333	203,932
Golar LNG Ltd. (b)	90,979	1,543,004
Green Plains, Inc.	37,140	842,335
Isramco, Inc. (a)(b)	716	56,636
Jones Energy, Inc. (a)	30,102	111,377
Matador Resources Co. (a)(b)	85,413	1,801,360
Navios Maritime Acquisition Corp. (b)	78,769	120,517
Nordic American Tanker Shipping Ltd. (b)	87,480	1,076,004
Northern Oil & Gas, Inc. (a)(b)	45,640	180,734
Oasis Petroleum, Inc. (a)	182,517	1,387,129
Overseas Shipholding Group, Inc.	36,791	470,557
Pacific Ethanol, Inc. (a)(b)	28,012	191,322
Panhandle Royalty Co. Class A	15,991	261,613
Par Petroleum Corp. (a)(b)	28,916	433,740
PDC Energy, Inc. (a)(b)	47,083	2,578,736
Renewable Energy Group, Inc. (a)	44,550	434,363
Rex American Resources Corp. (a)(b)	5,928	390,062
Ring Energy, Inc. (a)	36,889	292,899
RSP Permian, Inc. (a)(b)	80,358	2,888,870
Sanchez Energy Corp. (a)(b)	56,798	360,099
Scorpio Tankers, Inc.	168,808	803,526
SemGroup Corp. Class A	54,176	1,568,937
Ship Finance International Ltd. (NY Shares) (b)	60,806	918,171
Synergy Resources Corp. (a)	187,349	1,219,642
Teekay Corp.	45,256	280,587
Teekay Tankers Ltd.	119,635	352,923
W&T Offshore, Inc. (a)(b)	34,717	69,087
Western Refining, Inc.	68,576	1,429,810
Westmoreland Coal Co. (a)	17,983	171,738
		32,662,851

TOTAL ENERGY		49,363,491

FINANCIALS - 25.5%
Banks - 9.5%
1st Source Corp.	16,346	549,389
Access National Corp.	7,971	177,195
ACNB Corp.	5,818	150,395
Allegiance Bancshares, Inc. (a)	11,269	284,655
American National Bankshares, Inc.	8,017	210,526
Ameris Bancorp	34,304	1,137,521
Ames National Corp.	9,520	258,468
Arrow Financial Corp.	11,395	359,968
Atlantic Capital Bancshares, Inc. (a)	16,911	250,790
Banc of California, Inc.	49,319	1,093,895
BancFirst Corp.	8,142	533,871
Banco Latinoamericano de Comercio Exterior SA Series E	30,948	845,499
Bancorp, Inc., Delaware (a)	34,225	181,393
BancorpSouth, Inc.	88,196	2,100,829
Bank of Marin Bancorp	6,453	319,940
Bank of the Ozarks, Inc. (b)	90,287	3,249,429
Bankwell Financial Group, Inc.	5,585	122,926
Banner Corp.	30,337	1,266,266
Bar Harbor Bankshares	5,805	212,927
BBCN Bancorp, Inc.	78,711	1,209,788
Berkshire Hills Bancorp, Inc.	31,858	840,095
Blue Hills Bancorp, Inc.	24,071	343,012
BNC Bancorp	41,082	996,649
Boston Private Financial Holdings, Inc.	85,048	1,030,782
Bridge Bancorp, Inc.	16,969	493,968
Brookline Bancorp, Inc., Delaware	70,147	798,974
Bryn Mawr Bank Corp.	17,302	507,468
C & F Financial Corp.	3,145	143,695
California First National Bancorp	2,295	33,369
Camden National Corp.	10,420	453,062
Capital Bank Financial Corp. Series A	20,534	613,761
Capital City Bank Group, Inc.	10,743	153,732
Cardinal Financial Corp.	31,567	813,166
Carolina Financial Corp.	9,996	191,223
Cascade Bancorp (a)	30,661	172,928
Cathay General Bancorp	75,418	2,261,032
Centerstate Banks of Florida, Inc.	46,230	770,192
Central Pacific Financial Corp.	30,431	746,472
Central Valley Community Bancorp (b)	8,547	127,778
Century Bancorp, Inc. Class A (non-vtg.)	2,903	126,745
Chemical Financial Corp.	38,338	1,586,426
Chemung Financial Corp. (b)	3,066	97,008
Citizens & Northern Corp.	11,436	243,701
City Holding Co.	14,705	686,724
CNB Financial Corp., Pennsylvania	13,515	249,352
CoBiz, Inc.	37,671	465,237
Codorus Valley Bancorp, Inc.	7,537	159,860
Columbia Banking Systems, Inc.	58,927	1,786,667
Community Bank System, Inc.	43,470	1,918,331
Community Trust Bancorp, Inc.	15,301	532,169
CommunityOne Bancorp (a)(b)	12,256	159,573
ConnectOne Bancorp, Inc.	28,768	486,467
County Bancorp, Inc.	4,696	97,771
CU Bancorp (a)	16,757	398,146
Customers Bancorp, Inc. (a)	24,337	626,434
CVB Financial Corp.	102,815	1,691,307
Eagle Bancorp, Inc. (a)	31,338	1,615,474
Enterprise Bancorp, Inc.	8,192	193,905
Enterprise Financial Services Corp.	19,347	556,420
Equity Bancshares, Inc.	4,926	111,278
Farmers Capital Bank Corp.	7,185	212,245
Farmers National Banc Corp.	24,267	231,750
FCB Financial Holdings, Inc. Class A (a)	30,275	1,058,717
Fidelity Southern Corp.	21,776	374,765
Financial Institutions, Inc.	14,248	383,271
First Bancorp, North Carolina	20,040	375,149
First Bancorp, Puerto Rico (a)	121,484	557,612
First Busey Corp.	30,879	695,704
First Business Finance Services, Inc.	7,880	186,835
First Citizen Bancshares, Inc.	7,739	2,010,437
First Commonwealth Financial Corp.	90,511	873,431
First Community Bancshares, Inc.	16,459	377,405
First Community Financial Partners, Inc. (a)(b)	13,271	119,572
First Connecticut Bancorp, Inc.	13,647	219,717
First Financial Bancorp, Ohio	62,607	1,334,155
First Financial Bankshares, Inc. (b)	64,901	2,217,667
First Financial Corp., Indiana	9,770	374,191
First Financial Northwest, Inc.	8,873	124,045
First Foundation, Inc. (a)	12,886	306,816
First Internet Bancorp	5,070	119,906
First Interstate Bancsystem, Inc.	19,900	577,896
First Merchants Corp.	41,786	1,094,793
First Mid-Illinois Bancshares, Inc.	5,606	141,215
First Midwest Bancorp, Inc., Delaware	81,321	1,518,263
First NBC Bank Holding Co. (a)	16,001	304,499
First Northwest Bancorp (a)	10,829	141,643
First of Long Island Corp.	14,526	440,864
FirstMerit Corp.	166,543	3,535,708
Flushing Financial Corp.	27,909	622,650
FNB Corp., Pennsylvania	214,354	2,561,530
Franklin Financial Network, Inc. (a)	9,591	324,943
Fulton Financial Corp.	171,974	2,347,445
German American Bancorp, Inc.	14,505	493,170
Glacier Bancorp, Inc.	77,499	2,137,422
Great Southern Bancorp, Inc.	10,992	430,886
Great Western Bancorp, Inc.	59,734	1,981,377
Green Bancorp, Inc. (a)	20,194	197,497
Guaranty Bancorp	14,657	247,264
Hampton Roads Bankshares, Inc. (a)(b)	34,050	69,803
Hancock Holding Co.	78,769	2,283,513
Hanmi Financial Corp.	31,550	773,606
Heartland Financial U.S.A., Inc.	22,479	825,429
Heritage Commerce Corp.	25,471	266,936
Heritage Financial Corp., Washington	30,154	526,489
Heritage Oaks Bancorp	23,419	190,631
Hilltop Holdings, Inc. (a)	76,121	1,657,915
Home Bancshares, Inc.	123,337	2,574,043
HomeTrust Bancshares, Inc. (a)	17,208	316,283
Horizon Bancorp Industries	13,498	371,465
IBERIABANK Corp.	41,536	2,594,754
Independent Bank Corp.	19,878	305,724
Independent Bank Corp., Massachusetts	26,358	1,323,435
Independent Bank Group, Inc.	11,386	481,172
International Bancshares Corp.	55,640	1,525,649
Investors Bancorp, Inc.	297,647	3,381,270
Lakeland Bancorp, Inc.	39,446	469,802
Lakeland Financial Corp.	16,982	872,026
LCNB Corp.	8,597	152,511
LegacyTexas Financial Group, Inc.	44,898	1,280,491
Live Oak Bancshares, Inc. (b)	20,150	264,167
Macatawa Bank Corp.	25,825	200,144
MainSource Financial Group, Inc.	23,279	518,423
MB Financial, Inc.	70,605	2,710,526
MBT Financial Corp.	17,372	156,174
Mercantile Bank Corp.	16,115	405,776
Merchants Bancshares, Inc.	5,619	178,572
Middleburg Financial Corp. (b)	4,582	128,846
Midland States Bancorp, Inc.	3,595	81,822
MidWestOne Financial Group, Inc.	8,059	233,308
MutualFirst Financial, Inc. (b)	5,313	152,642
National Bank Holdings Corp.	27,196	544,736
National Bankshares, Inc. (b)	7,173	249,692
National Commerce Corp. (a)(b)	8,259	200,776
NBT Bancorp, Inc.	42,443	1,265,650
Nicolet Bankshares, Inc. (a)	7,804	283,753
Northrim Bancorp, Inc.	6,573	186,673
OFG Bancorp	44,312	470,150
Old Line Bancshares, Inc.	8,169	156,355
Old National Bancorp, Indiana	134,438	1,710,745
Old Second Bancorp, Inc.	28,067	211,906
Opus Bank	17,431	562,673
Orrstown Financial Services, Inc.	7,223	139,693
Pacific Continental Corp.	19,941	288,746
Pacific Mercantile Bancorp (a)	14,956	102,149
Pacific Premier Bancorp, Inc. (a)	27,925	674,389
Park National Corp.	13,731	1,229,199
Park Sterling Corp.	53,099	409,924
Peapack-Gladstone Financial Corp.	16,337	327,884
Penns Woods Bancorp, Inc. (b)	5,295	224,243
People's Utah Bancorp	12,684	226,663
Peoples Bancorp, Inc.	16,693	374,758
Peoples Financial Services Corp.	7,514	296,578
Pinnacle Financial Partners, Inc.	43,567	2,313,843
Preferred Bank, Los Angeles	12,496	408,244
Premier Financial Bancorp, Inc.	8,304	148,143
PrivateBancorp, Inc.	79,812	3,527,690
Prosperity Bancshares, Inc.	68,106	3,479,536
QCR Holdings, Inc.	12,296	364,453
Renasant Corp.	41,483	1,336,582
Republic Bancorp, Inc., Kentucky Class A	9,434	281,228
Republic First Bancorp, Inc. (a)(b)	32,839	144,163
S&T Bancorp, Inc.	34,296	874,205
Sandy Spring Bancorp, Inc.	23,827	710,998
Seacoast Banking Corp., Florida (a)	31,063	496,076
ServisFirst Bancshares, Inc.	23,159	1,172,540
Shore Bancshares, Inc.	12,243	143,978
Sierra Bancorp	11,370	203,296
Simmons First National Corp. Class A	29,756	1,367,288
South State Corp.	23,973	1,747,871
Southern First Bancshares, Inc. (a)	5,596	151,428
Southern National Bancorp of Virginia, Inc.	10,935	145,764
Southside Bancshares, Inc.	24,542	750,740
Southwest Bancorp, Inc., Oklahoma	18,640	361,989
State Bank Financial Corp.	35,204	770,264
Sterling Bancorp	128,127	2,164,065
Stock Yards Bancorp, Inc.	21,497	635,021
Stonegate Bank	11,849	375,495
Suffolk Bancorp	11,593	381,526
Summit Financial Group, Inc. (b)	8,133	159,813
Sun Bancorp, Inc.	10,477	223,579
Talmer Bancorp, Inc. Class A	58,831	1,236,628
Texas Capital Bancshares, Inc. (a)	47,087	2,285,603
The First Bancorp, Inc.	9,943	219,243
Tompkins Financial Corp.	14,742	1,072,333
TowneBank	56,355	1,293,347
Trico Bancshares	20,381	530,314
TriState Capital Holdings, Inc. (a)	22,536	321,589
Triumph Bancorp, Inc. (a)	15,104	263,867
Trustmark Corp.	67,067	1,750,449
UMB Financial Corp.	45,452	2,518,495
Umpqua Holdings Corp.	223,997	3,411,474
Union Bankshares Corp.	44,261	1,187,965
Union Bankshares, Inc. (b)	3,795	132,294
United Bankshares, Inc., West Virginia (b)	66,169	2,534,273
United Community Bank, Inc.	70,149	1,349,667
Univest Corp. of Pennsylvania	28,068	591,954
Valley National Bancorp	251,112	2,277,586
Veritex Holdings, Inc. (a)(b)	8,063	140,054
Washington Trust Bancorp, Inc.	14,899	565,566
WashingtonFirst Bankshares, Inc. (b)	7,893	189,432
Webster Financial Corp.	93,353	3,356,974
WesBanco, Inc.	36,112	1,116,583
West Bancorp., Inc.	16,497	313,443
Westamerica Bancorp. (b)	25,017	1,176,800
Wilshire Bancorp, Inc.	72,302	776,523
Wintrust Financial Corp.	52,185	2,755,368
Yadkin Financial Corp.	50,019	1,259,979
Your Community Bankshares, Inc.	4,801	178,645
		168,105,426
Capital Markets - 1.3%
Arlington Asset Investment Corp. (b)	22,022	306,766
Associated Capital Group, Inc.	4,388	131,157
B. Riley Financial, Inc.	9,073	82,383
BGC Partners, Inc. Class A	219,375	1,945,856
Calamos Asset Management, Inc. Class A	16,470	114,631
Cohen & Steers, Inc.	21,074	908,289
Cowen Group, Inc. Class A (a)(b)	105,221	328,290
Diamond Hill Investment Group, Inc.	3,096	591,305
Evercore Partners, Inc. Class A	39,691	2,011,143
FBR & Co.	6,112	92,108
Fifth Street Asset Management, Inc. Class A	4,973	19,991
Financial Engines, Inc.	54,826	1,446,858
GAMCO Investors, Inc. Class A	4,284	146,256
Greenhill & Co., Inc.	28,225	559,702
Hennessy Advisors, Inc.	2,816	97,715
Houlihan Lokey	11,912	273,142
INTL FCStone, Inc. (a)	15,325	446,571
Investment Technology Group, Inc.	32,972	550,632
Janus Capital Group, Inc.	146,442	2,211,274
KCG Holdings, Inc. Class A (a)	53,460	808,850
Ladenburg Thalmann Financial Services, Inc. (a)(b)	109,148	266,321
Manning & Napier, Inc. Class A	14,592	113,672
Medley Management, Inc. (b)	5,563	41,778
Moelis & Co. Class A	18,860	469,425
OM Asset Management Ltd.	40,473	566,622
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,670	152,206
Piper Jaffray Companies (a)	15,503	640,894
PJT Partners, Inc.	18,043	460,638
Pzena Investment Management, Inc.	14,274	112,194
Safeguard Scientifics, Inc. (a)(b)	21,645	279,653
Silvercrest Asset Management Group Class A	6,868	83,446
Stifel Financial Corp. (a)	65,520	2,316,132
Virtu Financial, Inc. Class A	25,474	438,153
Virtus Investment Partners, Inc.	6,318	532,544
Waddell & Reed Financial, Inc. Class A	81,132	1,481,470
Westwood Holdings Group, Inc.	8,291	444,563
Wins Finance Holdings, Inc. (a)(b)	1,377	28,091
WisdomTree Investments, Inc. (b)	116,254	1,155,565
		22,656,286
Consumer Finance - 0.5%
Cash America International, Inc.	24,136	1,034,228
Encore Capital Group, Inc. (a)(b)	24,386	595,262
Enova International, Inc. (a)	25,883	235,276
EZCORP, Inc. (non-vtg.) Class A (a)(b)	51,510	466,681
First Cash Financial Services, Inc.	27,755	1,424,109
Green Dot Corp. Class A (a)	43,049	1,041,786
LendingClub Corp. (a)(b)	335,933	1,552,010
Nelnet, Inc. Class A	21,216	857,339
PRA Group, Inc. (a)(b)	46,624	1,298,945
Regional Management Corp. (a)	10,329	194,185
World Acceptance Corp. (a)(b)	6,142	266,931
		8,966,752
Diversified Financial Services - 0.1%
BBX Capital Corp. (a)	2,951	57,072
Cotiviti Holdings, Inc.	12,803	309,064
Gain Capital Holdings, Inc.	36,411	244,682
Marlin Business Services Corp.	8,088	148,496
NewStar Financial, Inc. (a)	24,984	255,336
On Deck Capital, Inc. (a)(b)	49,014	254,873
PICO Holdings, Inc. (a)	21,358	215,289
Resource America, Inc. Class A	11,484	111,854
Senseonics Holdings, Inc.	27,152	90,145
Tiptree Financial, Inc.	26,623	138,972
Value Line, Inc.	1,143	20,654
		1,846,437
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	46,404	843,625
American Equity Investment Life Holding Co.	81,749	1,302,262
American Independence Corp. (a)	582	14,375
Amerisafe, Inc.	19,232	1,125,649
Argo Group International Holdings, Ltd.	28,919	1,500,607
Atlas Financial Holdings, Inc. (a)	10,377	178,588
Baldwin & Lyons, Inc. Class B	8,796	233,006
Blue Capital Reinsurance Holdings Ltd.	5,766	102,923
Citizens, Inc. Class A (a)(b)	47,806	399,180
CNO Financial Group, Inc.	182,703	3,173,551
Crawford & Co. Class B	11,692	128,378
Donegal Group, Inc. Class A	8,127	131,414
eHealth, Inc. (a)	18,644	178,050
EMC Insurance Group	9,607	266,402
Employers Holdings, Inc.	32,218	918,857
Enstar Group Ltd. (a)	11,573	1,927,946
FBL Financial Group, Inc. Class A	10,349	645,467
Federated National Holding Co.	12,935	270,988
Fidelity & Guaranty Life (b)	11,629	254,210
FNFV Group (a)	66,737	796,172
Genworth Financial, Inc. Class A (a)	513,544	1,468,736
Global Indemnity PLC (a)	9,384	281,802
Greenlight Capital Re, Ltd. (a)	29,642	611,514
Hallmark Financial Services, Inc. (a)	16,433	174,354
HCI Group, Inc.	8,435	254,400
Heritage Insurance Holdings, Inc.	27,440	339,982
Horace Mann Educators Corp.	40,860	1,396,595
Independence Holding Co.	8,555	148,943
Infinity Property & Casualty Corp.	10,765	883,161
Investors Title Co.	1,396	140,298
James River Group Holdings Ltd.	14,688	494,398
Kemper Corp.	40,452	1,386,290
Maiden Holdings Ltd.	60,431	844,221
MBIA, Inc. (a)	133,269	1,124,790
National General Holdings Corp.	48,944	1,009,715
National Interstate Corp.	7,314	237,193
National Western Life Group, Inc.	2,360	446,370
Navigators Group, Inc.	11,440	1,071,585
OneBeacon Insurance Group Ltd.	19,474	272,831
Patriot National, Inc. (a)	10,620	83,792
Primerica, Inc. (b)	47,876	2,466,093
RLI Corp.	38,509	2,625,159
Safety Insurance Group, Inc.	14,581	928,810
Selective Insurance Group, Inc.	57,675	2,258,553
State Auto Financial Corp.	16,261	367,173
State National Companies, Inc.	31,784	347,081
Stewart Information Services Corp.	23,080	988,055
Third Point Reinsurance Ltd. (a)	68,304	859,947
Trupanion, Inc. (a)(b)	14,055	211,949
United Fire Group, Inc.	21,885	919,170
United Insurance Holdings Corp.	17,544	278,248
Universal Insurance Holdings, Inc.	32,731	711,572
WMI Holdings Corp. (a)(b)	210,925	510,439
		40,534,869
Real Estate Investment Trusts - 9.3%
Acadia Realty Trust (SBI)	71,095	2,677,438
AG Mortgage Investment Trust, Inc.	30,380	455,092
Agree Realty Corp.	22,985	1,165,799
Alexanders, Inc.	2,174	933,233
Altisource Residential Corp. Class B	54,117	519,523
American Assets Trust, Inc.	39,666	1,819,876
American Capital Mortgage Investment Corp.	46,792	765,517
Annaly Capital Management, Inc. (b)	17,105	187,813
Anworth Mortgage Asset Corp.	93,489	459,966
Apollo Commercial Real Estate Finance, Inc.	59,230	962,488
Apollo Residential Mortgage, Inc.	32,415	439,872
Ares Commercial Real Estate Corp.	28,638	363,703
Armada Hoffler Properties, Inc.	31,828	476,465
Armour Residential REIT, Inc. (b)	37,178	791,148
Ashford Hospitality Prime, Inc.	26,421	397,372
Ashford Hospitality Trust, Inc.	79,028	471,007
Bluerock Residential Growth (REIT), Inc.	18,329	244,142
Capstead Mortgage Corp.	96,169	956,882
CareTrust (REIT), Inc.	59,895	865,483
CatchMark Timber Trust, Inc.	39,373	476,807
CBL & Associates Properties, Inc.	172,529	2,120,381
Cedar Shopping Centers, Inc.	84,153	676,590
Chambers Street Properties	427,986	4,275,580
Chatham Lodging Trust	38,710	928,266
Chesapeake Lodging Trust	60,332	1,524,590
City Office (REIT), Inc.	22,999	311,866
Colony Financial, Inc.	114,955	2,043,900
Colony Starwood Homes	66,321	2,172,676
Community Healthcare Trust, Inc.	12,311	283,030
CorEnergy Infrastructure Trust, Inc. (b)	12,224	359,630
Coresite Realty Corp.	34,078	2,812,457
Cousins Properties, Inc.	211,400	2,249,296
CYS Investments, Inc.	151,923	1,359,711
DiamondRock Hospitality Co.	205,329	2,016,331
DuPont Fabros Technology, Inc.	75,859	3,628,336
Dynex Capital, Inc.	43,810	307,546
Easterly Government Properties, Inc.	34,247	701,721
EastGroup Properties, Inc.	31,860	2,345,533
Education Realty Trust, Inc.	67,132	3,231,734
Farmland Partners, Inc. (b)	11,368	133,915
FelCor Lodging Trust, Inc.	141,700	899,795
First Industrial Realty Trust, Inc.	117,197	3,453,796
First Potomac Realty Trust	58,415	590,576
Four Corners Property Trust, Inc.	60,703	1,317,862
Franklin Street Properties Corp.	101,182	1,297,153
Getty Realty Corp.	26,454	601,035
Gladstone Commercial Corp.	21,818	397,088
Global Net Lease, Inc. (b)	174,196	1,520,731
Government Properties Income Trust (b)	70,697	1,686,830
Great Ajax Corp.	15,765	218,345
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,859	941,409
Healthcare Realty Trust, Inc. (b)	115,390	4,172,502
Hersha Hospitality Trust	42,650	806,085
Hudson Pacific Properties, Inc.	94,609	3,198,730
Independence Realty Trust, Inc. (b)	41,253	372,927
InfraReit, Inc.	40,070	707,636
Invesco Mortgage Capital, Inc.	114,548	1,649,491
Investors Real Estate Trust (b)	124,920	826,970
iStar Financial, Inc. (a)(b)	75,062	777,642
Kite Realty Group Trust	84,178	2,559,853
Ladder Capital Corp. Class A	39,392	514,460
LaSalle Hotel Properties (SBI) (b)	108,726	2,995,401
Lexington Corporate Properties Trust	233,366	2,536,688
LTC Properties, Inc.	37,928	2,030,286
Mack-Cali Realty Corp.	90,814	2,560,955
Medical Properties Trust, Inc. (b)	241,058	3,784,611
Monmouth Real Estate Investment Corp. Class A	64,771	895,135
Monogram Residential Trust, Inc. (b)	171,577	1,837,590
National Health Investors, Inc.	37,771	2,967,667
National Storage Affiliates Trust	36,171	772,974
New Residential Investment Corp.	227,627	3,111,661
New Senior Investment Group, Inc.	79,144	948,937
New York (REIT), Inc.	167,126	1,594,382
New York Mortgage Trust, Inc. (b)	111,442	728,831
NexPoint Residential Trust, Inc.	18,340	357,447
NorthStar Realty Europe Corp.	59,721	552,419
One Liberty Properties, Inc.	14,856	371,697
Orchid Island Capital, Inc. (b)	19,985	223,033
Owens Realty Mortgage, Inc.	9,795	163,772
Parkway Properties, Inc.	80,578	1,399,640
Pebblebrook Hotel Trust	72,999	2,164,420
Pennsylvania Real Estate Investment Trust (SBI)	68,922	1,753,376
PennyMac Mortgage Investment Trust	68,455	1,111,025
Physicians Realty Trust	137,035	2,976,400
Potlatch Corp.	41,456	1,585,692
Preferred Apartment Communities, Inc. Class A	23,137	344,047
PS Business Parks, Inc.	19,813	2,197,064
QTS Realty Trust, Inc. Class A	47,625	2,726,531
RAIT Financial Trust	98,843	313,332
Ramco-Gershenson Properties Trust (SBI)	79,975	1,586,704
Redwood Trust, Inc.	77,381	1,104,227
Resource Capital Corp.	32,146	437,507
Retail Opportunity Investments Corp.	107,049	2,443,929
Rexford Industrial Realty, Inc.	66,415	1,518,247
RLJ Lodging Trust	124,341	2,951,855
Ryman Hospitality Properties, Inc.	44,228	2,487,383
Sabra Health Care REIT, Inc.	65,250	1,560,128
Saul Centers, Inc.	9,670	649,534
Select Income REIT	63,945	1,775,113
Seritage Growth Properties (b)	25,489	1,275,979
Silver Bay Realty Trust Corp.	33,341	600,805
Stag Industrial, Inc.	70,124	1,779,747
Summit Hotel Properties, Inc.	87,880	1,246,138
Sunstone Hotel Investors, Inc.	221,483	2,945,724
Terreno Realty Corp.	43,237	1,204,150
The GEO Group, Inc.	75,471	2,612,051
TIER REIT, Inc. (b)	47,758	832,422
UMH Properties, Inc.	23,813	294,329
United Development Funding IV (b)	27,257	87,222
Universal Health Realty Income Trust (SBI)	12,604	752,081
Urban Edge Properties	91,152	2,726,356
Urstadt Biddle Properties, Inc. Class A	26,474	653,908
Washington REIT (SBI)	73,807	2,530,842
Western Asset Mortgage Capital Corp. (b)	42,268	415,917
Whitestone REIT Class B	26,665	431,173
WP Glimcher, Inc.	189,651	2,404,775
Xenia Hotels & Resorts, Inc.	105,687	1,898,139
		163,635,029
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	47,793	1,883,044
Altisource Portfolio Solutions SA (a)(b)	11,659	271,188
AV Homes, Inc. (a)	11,945	171,052
Consolidated-Tomoka Land Co.	3,987	195,084
Forestar Group, Inc. (a)(b)	34,829	427,700
FRP Holdings, Inc. (a)	6,923	251,859
Griffin Industrial Realty, Inc.	693	22,308
HFF, Inc.	36,468	1,028,762
Kennedy-Wilson Holdings, Inc.	84,968	1,788,576
Marcus & Millichap, Inc. (a)	14,910	399,439
RE/MAX Holdings, Inc.	17,846	773,089
Stratus Properties, Inc. (a)	6,077	106,894
Tejon Ranch Co. (a)(b)	14,289	375,372
The RMR Group, Inc.	6,957	236,851
The St. Joe Co. (a)(b)	51,105	941,865
Trinity Place Holdings, Inc. (a)(b)	20,265	164,754
		9,037,837
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	93,295	1,368,638
Bank Mutual Corp.	42,549	325,074
BankFinancial Corp.	14,827	180,889
Bear State Financial, Inc.	17,528	167,217
Beneficial Bancorp, Inc.	69,621	944,061
BofI Holding, Inc. (a)(b)	60,242	1,013,270
BSB Bancorp, Inc. (a)	10,116	232,668
Capitol Federal Financial, Inc.	126,047	1,786,086
Charter Financial Corp.	13,297	173,393
Clifton Bancorp, Inc.	21,382	320,302
Dime Community Bancshares, Inc.	31,960	552,908
ESSA Bancorp, Inc.	7,973	112,898
Essent Group Ltd. (a)	76,177	1,825,201
EverBank Financial Corp.	104,486	1,876,569
Farmer Mac Class C (non-vtg.)	8,821	338,991
First Defiance Financial Corp.	9,171	382,339
Flagstar Bancorp, Inc. (a)	21,337	563,510
Greene County Bancorp, Inc. (b)	2,949	49,130
Hingham Institution for Savings	1,307	171,217
Home Bancorp, Inc.	5,617	162,556
HomeStreet, Inc. (a)	23,949	534,063
Impac Mortgage Holdings, Inc. (a)(b)	7,735	134,202
Kearny Financial Corp.	92,014	1,198,022
Lake Sunapee Bank Group	7,651	141,084
Lendingtree, Inc. (a)(b)	6,395	645,767
Meridian Bancorp, Inc.	49,780	731,766
Meta Financial Group, Inc.	8,495	464,592
MGIC Investment Corp. (a)(b)	347,331	2,497,310
Nationstar Mortgage Holdings, Inc. (a)(b)	34,947	441,381
NMI Holdings, Inc. (a)	50,961	320,035
Northfield Bancorp, Inc.	44,390	662,743
Northwest Bancshares, Inc.	96,321	1,436,146
OceanFirst Financial Corp.	21,607	407,508
Ocwen Financial Corp. (a)	98,256	196,512
Oritani Financial Corp.	39,694	643,837
PennyMac Financial Services, Inc. (a)	13,283	167,499
PHH Corp. (a)	53,580	782,804
Provident Bancorp, Inc. (a)	4,308	68,626
Provident Financial Holdings, Inc.	6,443	125,574
Provident Financial Services, Inc.	62,472	1,258,811
Radian Group, Inc.	219,044	2,825,668
SI Financial Group, Inc.	10,866	145,278
Southern Missouri Bancorp, Inc.	5,708	139,332
Territorial Bancorp, Inc.	7,391	198,818
Trustco Bank Corp., New York	93,697	621,211
United Community Financial Corp.	48,215	320,148
United Financial Bancorp, Inc. New	50,718	666,942
Walker & Dunlop, Inc. (a)	28,565	676,134
Walter Investment Management Corp. (a)(b)	18,221	52,294
Washington Federal, Inc.	92,034	2,300,850
Waterstone Financial, Inc.	25,904	406,175
Westfield Financial, Inc.	15,538	122,284
WSFS Financial Corp.	29,885	1,051,653
		34,931,986

TOTAL FINANCIALS		449,714,622

HEALTH CARE - 13.8%
Biotechnology - 4.9%
Acceleron Pharma, Inc. (a)(b)	28,367	962,209
Achillion Pharmaceuticals, Inc. (a)(b)	121,137	1,003,014
Acorda Therapeutics, Inc. (a)(b)	43,825	1,107,896
Adamas Pharmaceuticals, Inc. (a)	16,304	246,190
Aduro Biotech, Inc. (a)(b)	36,760	539,637
Advaxis, Inc. (a)(b)	32,613	271,992
Adverum Biotechnologies, Inc. (a)	22,461	81,309
Agenus, Inc. (a)(b)	75,660	419,913
Aimmune Therapeutics, Inc. (a)(b)	27,438	328,982
Akebia Therapeutics, Inc. (a)	38,317	342,937
Alder Biopharmaceuticals, Inc. (a)(b)	47,661	1,529,918
AMAG Pharmaceuticals, Inc. (a)(b)	35,413	939,507
Amicus Therapeutics, Inc. (a)(b)	130,671	878,109
Anavex Life Sciences Corp. (a)(b)	31,879	122,415
Anthera Pharmaceuticals, Inc. (a)(b)	38,401	118,275
Applied Genetic Technologies Corp. (a)	12,395	186,297
Ardelyx, Inc. (a)(b)	24,841	265,302
Arena Pharmaceuticals, Inc. (a)(b)	247,388	413,138
Argos Therapeutics, Inc. (a)(b)	10,412	54,767
ARIAD Pharmaceuticals, Inc. (a)(b)	179,758	1,709,499
Array BioPharma, Inc. (a)	146,422	547,618
Arrowhead Pharmaceuticals, Inc. (a)(b)	63,199	376,666
Asterias Biotherapeutics, Inc. (b)	22,148	66,223
Atara Biotherapeutics, Inc. (a)(b)	23,829	571,896
Athersys, Inc. (a)(b)	74,344	165,044
Axovant Sciences Ltd. (a)(b)	25,153	372,264
Bellicum Pharmaceuticals, Inc. (a)(b)	22,075	350,551
BioCryst Pharmaceuticals, Inc. (a)(b)	71,722	259,634
Biospecifics Technologies Corp. (a)	5,275	213,638
BioTime, Inc. (a)(b)	74,590	232,721
bluebird bio, Inc. (a)(b)	37,788	2,160,718
Blueprint Medicines Corp. (a)	20,868	461,391
Cara Therapeutics, Inc. (a)	20,513	121,642
Celldex Therapeutics, Inc. (a)(b)	98,264	453,980
Cellular Biomedicine Group, Inc. (a)(b)	11,873	176,789
Cepheid, Inc. (a)	74,114	2,618,448
ChemoCentryx, Inc. (a)	20,833	97,915
Chimerix, Inc. (a)	41,682	166,311
Cidara Therapeutics, Inc. (a)	10,473	124,524
Clovis Oncology, Inc. (a)(b)	32,829	468,798
Coherus BioSciences, Inc. (a)(b)	30,162	765,813
Concert Pharmaceuticals, Inc. (a)	16,097	184,955
Corvus Pharmaceuticals, Inc.	3,244	42,659
Curis, Inc. (a)	108,959	183,051
Cytokinetics, Inc. (a)	34,603	384,785
CytomX Therapeutics, Inc.	19,943	200,627
CytRx Corp. (a)(b)	65,227	42,398
Dimension Therapeutics, Inc. (b)	11,936	84,984
Dyax Corp. rights 12/31/19 (a)	125,389	302,187
Dynavax Technologies Corp. (a)(b)	40,005	617,277
Eagle Pharmaceuticals, Inc. (a)(b)	9,042	390,072
Edge Therapeutics, Inc. (a)	15,863	153,871
Editas Medicine, Inc.	6,709	172,555
Eiger Biopharmaceuticals, Inc. (a)(b)	3,382	65,780
Emergent BioSolutions, Inc. (a)(b)	33,001	1,101,903
Enanta Pharmaceuticals, Inc. (a)	16,281	366,160
Epizyme, Inc. (a)(b)	42,701	442,382
Esperion Therapeutics, Inc. (a)(b)	13,977	151,790
Exact Sciences Corp. (a)(b)	98,691	1,715,250
Exelixis, Inc. (a)(b)	231,670	2,126,731
FibroGen, Inc. (a)	53,964	1,032,331
Five Prime Therapeutics, Inc. (a)	27,358	1,386,777
Flexion Therapeutics, Inc. (a)	24,052	398,301
Fortress Biotech, Inc. (a)(b)	33,281	100,841
Foundation Medicine, Inc. (a)(b)	14,104	329,610
Galena Biopharma, Inc. (a)(b)	221,152	98,324
Genomic Health, Inc. (a)	18,813	546,141
Geron Corp. (a)(b)	156,099	418,345
Global Blood Therapeutics, Inc. (a)(b)	17,157	306,767
GlycoMimetics, Inc. (a)	12,740	106,379
Halozyme Therapeutics, Inc. (a)(b)	112,758	1,120,815
Heron Therapeutics, Inc. (a)	32,442	539,186
Idera Pharmaceuticals, Inc. (a)(b)	86,931	149,521
Ignyta, Inc. (a)	28,781	158,583
Immune Design Corp. (a)(b)	10,922	83,772
ImmunoGen, Inc. (a)(b)	82,255	228,669
Immunomedics, Inc. (a)(b)	85,207	225,799
Infinity Pharmaceuticals, Inc. (a)	47,965	80,581
Inotek Pharmaceuticals Corp. (a)(b)	17,042	161,558
Inovio Pharmaceuticals, Inc. (a)(b)	67,514	667,038
Insmed, Inc. (a)	62,708	718,007
Insys Therapeutics, Inc. (a)(b)	24,131	377,650
Intellia Therapeutics, Inc.	6,818	128,997
Invitae Corp. (a)(b)	22,215	194,826
Ironwood Pharmaceuticals, Inc. Class A (a)	131,600	1,859,508
Karyopharm Therapeutics, Inc. (a)	23,070	170,257
Keryx Biopharmaceuticals, Inc. (a)(b)	80,652	593,599
Kite Pharma, Inc. (a)(b)	40,043	2,267,635
La Jolla Pharmaceutical Co. (a)(b)	13,591	231,047
Lexicon Pharmaceuticals, Inc. (a)(b)	42,312	690,532
Ligand Pharmaceuticals, Inc. Class B (a)(b)	19,408	2,617,751
Lion Biotechnologies, Inc. (a)	55,991	494,960
Loxo Oncology, Inc. (a)(b)	13,865	356,608
Macrogenics, Inc. (a)	32,838	1,004,514
MannKind Corp. (a)(b)	326,903	323,634
Medgenics, Inc. (a)	30,073	173,521
MediciNova, Inc. (a)	28,995	179,769
Merrimack Pharmaceuticals, Inc. (a)(b)	126,154	731,693
MiMedx Group, Inc. (a)(b)	105,957	793,618
Minerva Neurosciences, Inc. (a)	19,840	220,224
Mirati Therapeutics, Inc. (a)	12,395	57,513
Momenta Pharmaceuticals, Inc. (a)	65,171	733,825
Myriad Genetics, Inc. (a)(b)	68,906	2,134,708
NantKwest, Inc. (a)(b)	16,276	111,165
Natera, Inc. (a)(b)	26,618	348,696
NewLink Genetics Corp. (a)	21,125	223,503
Novavax, Inc. (a)(b)	273,200	1,999,824
OncoMed Pharmaceuticals, Inc. (a)(b)	17,104	207,472
Ophthotech Corp. (a)(b)	30,976	1,989,898
Organovo Holdings, Inc. (a)(b)	88,784	379,996
Osiris Therapeutics, Inc. (b)	19,410	97,050
Otonomy, Inc. (a)	25,293	363,207
OvaScience, Inc. (a)	30,652	154,486
PDL BioPharma, Inc.	165,675	583,176
Pfenex, Inc. (a)	17,776	143,452
PharmAthene, Inc. (a)(b)	60,839	155,748
Portola Pharmaceuticals, Inc. (a)(b)	50,649	1,314,848
Progenics Pharmaceuticals, Inc. (a)(b)	72,644	424,967
Proteostasis Therapeutics, Inc.	6,185	68,654
Prothena Corp. PLC (a)(b)	35,235	1,939,687
PTC Therapeutics, Inc. (a)(b)	32,474	193,870
Puma Biotechnology, Inc. (a)(b)	25,020	1,248,248
Radius Health, Inc. (a)(b)	31,816	1,499,170
Raptor Pharmaceutical Corp. (a)	88,141	519,150
REGENXBIO, Inc. (a)	19,778	161,586
Regulus Therapeutics, Inc. (a)(b)	37,876	135,217
Repligen Corp. (a)(b)	34,827	996,052
Retrophin, Inc. (a)(b)	36,235	649,694
Rigel Pharmaceuticals, Inc. (a)	90,931	208,232
Sage Therapeutics, Inc. (a)(b)	27,118	1,216,513
Sangamo Biosciences, Inc. (a)	70,544	446,544
Sarepta Therapeutics, Inc. (a)(b)	43,140	1,090,579
Seres Therapeutics, Inc. (a)(b)	18,250	199,655
Sorrento Therapeutics, Inc. (a)(b)	28,021	176,252
Spark Therapeutics, Inc. (a)	19,527	1,131,394
Spectrum Pharmaceuticals, Inc. (a)	67,384	462,928
Stemline Therapeutics, Inc. (a)	16,460	121,804
Syndax Pharmaceuticals, Inc.	4,604	57,182
Synergy Pharmaceuticals, Inc. (a)(b)	185,986	758,823
Synthetic Biologics, Inc. (a)(b)	73,897	129,320
T2 Biosystems, Inc. (a)(b)	14,267	80,751
TESARO, Inc. (a)	27,314	2,546,757
TG Therapeutics, Inc. (a)(b)	40,664	240,324
Tobira Therapeutics, Inc. (a)	8,650	37,282
Tokai Pharmaceuticals, Inc. (a)(b)	9,678	12,194
Trevena, Inc. (a)	46,442	291,191
Trovagene, Inc. (a)(b)	27,509	154,876
Ultragenyx Pharmaceutical, Inc. (a)	36,822	2,330,096
Vanda Pharmaceuticals, Inc. (a)	37,023	422,062
Versartis, Inc. (a)(b)	28,062	322,713
Vitae Pharmaceuticals, Inc. (a)	25,673	273,417
Vital Therapies, Inc. (a)	23,122	143,819
Voyager Therapeutics, Inc. (a)(b)	11,460	168,920
vTv Therapeutics, Inc. Class A (a)	7,459	42,218
Xbiotech, Inc. (a)(b)	17,782	253,749
Xencor, Inc. (a)	32,578	617,027
Zafgen, Inc. (a)	22,316	67,841
ZIOPHARM Oncology, Inc. (a)(b)	121,143	588,755
		86,719,075
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (b)	22,220	1,099,001
Accuray, Inc. (a)(b)	80,717	442,329
Analogic Corp.	13,006	1,092,764
Angiodynamics, Inc. (a)	27,354	453,803
Anika Therapeutics, Inc. (a)(b)	14,565	727,085
Atricure, Inc. (a)(b)	31,696	481,462
Atrion Corp.	1,396	665,613
Avinger, Inc. (a)(b)	10,667	52,695
AxoGen, Inc. (a)	23,558	158,310
Cantel Medical Corp.	36,703	2,457,266
Cardiovascular Systems, Inc. (a)	32,310	633,599
Cerus Corp. (a)(b)	104,370	771,294
ConforMis, Inc. (a)(b)	36,576	254,935
CONMED Corp.	27,985	1,137,310
Corindus Vascular Robotics, Inc. (a)(b)	53,668	76,745
Cryolife, Inc.	32,617	475,230
Cutera, Inc. (a)	11,457	123,621
Cynosure, Inc. Class A (a)	24,054	1,322,008
Endologix, Inc. (a)(b)	81,982	1,156,766
Entellus Medical, Inc. (a)	7,318	130,992
Exactech, Inc. (a)	11,215	303,141
Genmark Diagnostics, Inc. (a)	41,159	438,343
Glaukos Corp. (a)	16,902	590,894
Globus Medical, Inc. (a)(b)	70,621	1,620,752
Haemonetics Corp. (a)	52,370	1,587,858
Halyard Health, Inc. (a)	47,280	1,635,415
HeartWare International, Inc. (a)(b)	17,498	1,013,834
ICU Medical, Inc. (a)	14,833	1,731,901
Inogen, Inc. (a)(b)	16,500	886,710
Insulet Corp. (a)	59,078	2,090,770
Integer Holdings Corp. (a)	31,040	689,398
Integra LifeSciences Holdings Corp. (a)	30,767	2,592,735
Invacare Corp.	32,264	371,681
InVivo Therapeutics Holdings Corp. (a)(b)	31,439	203,725
IRadimed Corp. (a)(b)	3,951	76,491
Iridex Corp. (a)	7,363	119,354
K2M Group Holdings, Inc. (a)	26,186	438,877
LeMaitre Vascular, Inc.	13,187	226,816
Masimo Corp. (a)	41,625	2,204,876
Meridian Bioscience, Inc.	41,655	806,441
Merit Medical Systems, Inc. (a)	43,241	1,013,569
Natus Medical, Inc. (a)	32,810	1,290,417
Neogen Corp. (a)	37,246	2,054,117
Nevro Corp. (a)(b)	24,525	2,028,218
Novocure Ltd. (a)(b)	51,097	384,249
NuVasive, Inc. (a)	50,495	3,140,789
NxStage Medical, Inc. (a)	65,189	1,441,329
OraSure Technologies, Inc. (a)	55,224	376,628
Orthofix International NV (a)	17,476	828,362
Oxford Immunotec Global PLC (a)(b)	21,673	174,251
Penumbra, Inc. (a)(b)	25,981	1,774,762
Quidel Corp. (a)(b)	27,937	636,964
Rockwell Medical Technologies, Inc. (a)(b)	48,765	392,558
RTI Biologics, Inc. (a)	56,107	182,348
Second Sight Medical Products, Inc. (a)(b)	15,335	61,953
Staar Surgical Co. (a)(b)	39,082	267,321
SurModics, Inc. (a)	13,400	367,562
Tandem Diabetes Care, Inc. (a)	18,161	120,407
The Spectranetics Corp. (a)(b)	43,975	1,019,341
TransEnterix, Inc. (a)(b)	67,945	91,726
Utah Medical Products, Inc.	3,359	218,570
Vascular Solutions, Inc. (a)	17,079	783,414
Veracyte, Inc. (a)(b)	13,675	67,691
ViewRay, Inc. (a)	6,481	24,369
Wright Medical Group NV (a)(b)	105,164	2,306,247
Zeltiq Aesthetics, Inc. (a)(b)	35,789	1,215,037
		55,605,039
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (a)(b)	9,681	219,468
Aceto Corp.	29,214	751,092
Addus HomeCare Corp. (a)	7,219	136,150
Adeptus Health, Inc. Class A (a)(b)	14,166	631,379
Air Methods Corp. (a)(b)	36,030	1,199,439
Almost Family, Inc. (a)	8,813	350,669
Amedisys, Inc. (a)	28,184	1,509,253
American Renal Associates Holdings, Inc.	8,523	203,274
AMN Healthcare Services, Inc. (a)(b)	48,239	2,040,510
BioScrip, Inc. (a)(b)	116,344	297,841
BioTelemetry, Inc. (a)	27,503	523,107
Capital Senior Living Corp. (a)	28,430	553,816
Chemed Corp.	16,464	2,422,513
Civitas Solutions, Inc. (a)	15,440	330,879
Community Health Systems, Inc. (a)	112,858	1,441,197
Corvel Corp. (a)	10,310	466,012
Cross Country Healthcare, Inc. (a)	32,565	476,100
Diplomat Pharmacy, Inc. (a)(b)	46,708	1,678,218
Genesis HealthCare, Inc. Class A (a)	36,541	75,274
HealthEquity, Inc. (a)(b)	44,212	1,305,138
HealthSouth Corp.	90,273	3,886,253
Healthways, Inc. (a)	32,560	548,310
Kindred Healthcare, Inc.	85,453	1,047,654
Landauer, Inc.	9,789	408,397
LHC Group, Inc. (a)	15,140	685,236
Magellan Health Services, Inc. (a)	25,386	1,738,179
Molina Healthcare, Inc. (a)(b)	44,046	2,502,253
National Healthcare Corp.	11,445	739,347
National Research Corp. Class A	8,182	122,894
Nobilis Health Corp. (a)(b)	54,171	153,927
Owens & Minor, Inc.	62,969	2,248,623
PharMerica Corp. (a)	30,450	808,752
Providence Service Corp. (a)	13,198	638,387
Quorum Health Corp. (a)	30,383	330,871
RadNet, Inc. (a)	36,264	217,947
Select Medical Holdings Corp. (a)(b)	108,353	1,246,060
Surgery Partners, Inc. (a)(b)	19,034	345,086
Surgical Care Affiliates, Inc. (a)	27,456	1,427,987
Team Health Holdings, Inc. (a)	69,232	2,827,435
Teladoc, Inc. (a)(b)	21,033	366,816
The Ensign Group, Inc.	49,545	1,065,218
Triple-S Management Corp. (a)	23,804	591,529
U.S. Physical Therapy, Inc.	12,089	720,746
Universal American Spin Corp.	60,112	460,458
USMD Holdings, Inc. (a)	2,294	47,233
		41,786,927
Health Care Technology - 0.6%
Castlight Health, Inc. Class B (a)(b)	39,392	146,932
Computer Programs & Systems, Inc. (b)	11,776	466,801
Evolent Health, Inc. (a)	15,428	363,175
HealthStream, Inc. (a)	25,824	625,716
HMS Holdings Corp. (a)	86,013	1,709,938
Imprivata, Inc. (a)	16,341	312,440
Medidata Solutions, Inc. (a)(b)	56,097	2,981,556
Omnicell, Inc. (a)	36,039	1,393,989
Press Ganey Holdings, Inc. (a)	22,287	889,697
Quality Systems, Inc.	51,964	638,118
Vocera Communications, Inc. (a)	25,599	378,609
		9,906,971
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	23,556	462,875
Albany Molecular Research, Inc. (a)(b)	27,022	390,198
Cambrex Corp. (a)	32,419	1,699,080
ChromaDex, Inc. (a)(b)	27,947	111,788
Enzo Biochem, Inc. (a)	41,596	289,924
Fluidigm Corp. (a)(b)	30,132	317,893
INC Research Holdings, Inc. Class A (a)	42,133	1,875,340
Luminex Corp. (a)(b)	40,069	858,679
Nanostring Technologies, Inc. (a)	14,466	196,593
NeoGenomics, Inc. (a)	54,034	471,176
Pacific Biosciences of California, Inc. (a)(b)	77,039	658,683
PAREXEL International Corp. (a)	53,398	3,569,656
PRA Health Sciences, Inc. (a)(b)	24,682	1,144,751
		12,046,636
Pharmaceuticals - 2.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	34,557	125,442
Aclaris Therapeutics, Inc.	9,899	195,010
Aerie Pharmaceuticals, Inc. (a)(b)	24,795	430,193
Agile Therapeutics, Inc. (a)	12,966	90,762
Amphastar Pharmaceuticals, Inc. (a)	35,716	577,885
Ampio Pharmaceuticals, Inc. (a)(b)	42,895	42,466
ANI Pharmaceuticals, Inc. (a)(b)	7,983	483,770
Aratana Therapeutics, Inc. (a)(b)	32,567	247,184
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc.	4,720	177,614
Axsome Therapeutics, Inc. (a)	10,855	84,886
Bio Path Holdings, Inc. (a)	94,327	160,356
Catalent, Inc. (a)	101,639	2,595,860
Cempra, Inc. (a)(b)	41,488	745,539
Collegium Pharmaceutical, Inc. (a)	13,222	160,383
Corcept Therapeutics, Inc. (a)(b)	78,613	455,955
DepoMed, Inc. (a)(b)	61,853	1,173,351
Dermira, Inc. (a)	25,279	848,363
Durect Corp. (a)	123,230	239,066
Egalet Corp. (a)	21,627	159,824
Endocyte, Inc. (a)(b)	37,106	117,997
Flex Pharma, Inc. (a)(b)	10,396	123,193
Heska Corp. (a)	5,956	253,428
Horizon Pharma PLC (a)(b)	164,402	3,171,315
Impax Laboratories, Inc. (a)	74,853	2,351,881
Innoviva, Inc. (b)	81,864	1,053,590
Intersect ENT, Inc. (a)	26,438	418,778
Intra-Cellular Therapies, Inc. (a)(b)	34,651	1,413,761
Lannett Co., Inc. (a)(b)	28,094	877,095
Lipocine, Inc. (a)	16,169	59,664
MyoKardia, Inc. (a)	10,988	194,158
Nektar Therapeutics (a)(b)	132,323	2,287,865
Neos Therapeutics, Inc. (a)	13,417	118,472
Ocular Therapeutix, Inc. (a)(b)	17,480	76,388
Omeros Corp. (a)(b)	37,811	444,657
Pacira Pharmaceuticals, Inc. (a)(b)	36,923	1,338,459
Paratek Pharmaceuticals, Inc. (a)	19,606	252,329
Phibro Animal Health Corp. Class A	19,530	402,904
Prestige Brands Holdings, Inc. (a)	54,221	2,900,824
Reata Pharmaceuticals, Inc. (b)	5,553	89,015
Relypsa, Inc. (a)	38,118	1,217,489
Revance Therapeutics, Inc. (a)(b)	21,931	295,849
Sagent Pharmaceuticals, Inc. (a)	26,959	584,741
SciClone Pharmaceuticals, Inc. (a)(b)	49,982	527,810
Sucampo Pharmaceuticals, Inc. Class A (a)	22,871	268,734
Supernus Pharmaceuticals, Inc. (a)	47,460	1,054,561
Teligent, Inc. (a)(b)	42,529	345,335
Tetraphase Pharmaceuticals, Inc. (a)	35,493	142,682
The Medicines Company (a)(b)	68,713	2,687,365
TherapeuticsMD, Inc. (a)(b)	152,620	1,185,857
Theravance Biopharma, Inc. (a)(b)	37,284	951,115
Titan Pharmaceuticals, Inc. (a)(b)	18,368	91,105
WAVE Life Sciences (a)	7,222	139,457
Zogenix, Inc. (a)(b)	24,228	221,202
		36,652,984

TOTAL HEALTH CARE		242,717,632

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.5%
AAR Corp.	34,281	828,229
Aerojet Rocketdyne Holdings, Inc. (a)(b)	61,201	1,154,251
AeroVironment, Inc. (a)	20,621	584,605
American Science & Engineering, Inc.	7,274	268,483
Astronics Corp. (a)	19,830	758,894
Cubic Corp.	25,548	1,043,380
Curtiss-Wright Corp.	44,947	3,999,834
DigitalGlobe, Inc. (a)	64,393	1,736,035
Ducommun, Inc. (a)	10,150	196,301
Engility Holdings, Inc. (a)	18,348	532,826
Esterline Technologies Corp. (a)	30,168	1,835,119
KEYW Holding Corp. (a)(b)	36,601	374,794
KLX, Inc. (a)	54,051	1,745,847
Kratos Defense & Security Solutions, Inc. (a)(b)	45,249	199,548
Mercury Systems, Inc. (a)	39,317	1,019,097
Moog, Inc. Class A (a)	32,619	1,796,328
National Presto Industries, Inc. (b)	5,213	466,772
Sparton Corp. (a)	9,153	190,474
Taser International, Inc. (a)	53,184	1,540,209
Teledyne Technologies, Inc. (a)	34,752	3,648,960
Triumph Group, Inc.	50,389	1,553,493
Vectrus, Inc. (a)	11,038	343,834
		25,817,313
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	52,610	761,793
Atlas Air Worldwide Holdings, Inc. (a)	24,894	1,076,168
Echo Global Logistics, Inc. (a)	28,947	716,728
Forward Air Corp.	30,057	1,391,038
Hub Group, Inc. Class A (a)(b)	34,016	1,392,615
Park-Ohio Holdings Corp.	9,076	270,283
Radiant Logistics, Inc. (a)	36,867	116,500
XPO Logistics, Inc. (a)(b)	99,875	2,958,298
		8,683,423
Airlines - 0.4%
Allegiant Travel Co.	13,501	1,752,025
Hawaiian Holdings, Inc. (a)	53,579	2,439,452
SkyWest, Inc.	51,180	1,472,449
Virgin America, Inc. (a)	19,393	1,084,457
		6,748,383
Building Products - 1.3%
AAON, Inc.	40,887	1,082,688
Advanced Drain Systems, Inc. Del (b)	35,163	939,204
American Woodmark Corp. (a)	13,920	1,033,282
Apogee Enterprises, Inc.	28,722	1,342,754
Builders FirstSource, Inc. (a)	86,641	1,116,802
Caesarstone Sdot-Yam Ltd. (a)	24,119	904,221
Continental Building Products, Inc. (a)	36,414	853,908
CSW Industrials, Inc. (a)	14,889	505,184
GCP Applied Technologies, Inc. (a)	72,422	1,993,778
Gibraltar Industries, Inc. (a)	31,688	1,117,953
GMS, Inc.	6,946	175,387
Griffon Corp.	31,743	544,075
Insteel Industries, Inc.	17,877	621,941
Masonite International Corp. (a)	30,947	2,161,029
NCI Building Systems, Inc. (a)	28,179	457,063
Nortek, Inc. (a)	9,917	861,589
Patrick Industries, Inc. (a)	14,606	942,963
PGT, Inc. (a)	48,837	586,044
Ply Gem Holdings, Inc. (a)	23,605	362,573
Quanex Building Products Corp.	35,384	707,326
Simpson Manufacturing Co. Ltd.	42,286	1,725,269
Trex Co., Inc. (a)(b)	30,154	1,462,469
Universal Forest Products, Inc.	20,197	2,183,700
		23,681,202
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	56,957	2,119,370
ACCO Brands Corp. (a)	107,321	1,206,288
Aqua Metals, Inc. (a)(b)	10,495	97,708
ARC Document Solutions, Inc. (a)	40,103	158,006
Brady Corp. Class A	46,678	1,500,231
Casella Waste Systems, Inc. Class A (a)	39,602	370,675
CECO Environmental Corp.	30,060	278,055
CompX International, Inc. Class A	1,557	18,528
Deluxe Corp.	50,019	3,380,784
Ennis, Inc.	25,842	447,583
Essendant, Inc.	37,853	758,574
G&K Services, Inc. Class A	19,892	1,595,537
Healthcare Services Group, Inc.	71,887	2,789,934
Heritage-Crystal Clean, Inc. (a)	12,463	157,158
Herman Miller, Inc.	61,095	2,002,083
HNI Corp.	45,961	2,395,947
InnerWorkings, Inc. (a)(b)	40,188	342,000
Interface, Inc.	65,587	1,171,384
Kimball International, Inc. Class B	37,375	425,701
Knoll, Inc.	48,769	1,231,417
Matthews International Corp. Class A	32,475	1,952,072
McGrath RentCorp.	24,292	774,186
Mobile Mini, Inc.	44,835	1,457,586
Msa Safety, Inc.	31,932	1,784,360
Multi-Color Corp.	13,716	885,779
NL Industries, Inc. (a)	8,137	24,167
Quad/Graphics, Inc.	29,307	743,226
SP Plus Corp. (a)(b)	17,522	421,054
Steelcase, Inc. Class A	86,829	1,259,021
Team, Inc. (a)	29,300	808,973
Tetra Tech, Inc.	58,461	1,925,121
The Brink's Co.	45,607	1,496,822
TRC Companies, Inc. (a)	18,162	127,497
U.S. Ecology, Inc.	22,182	1,004,845
UniFirst Corp.	15,423	1,802,640
Viad Corp.	21,399	745,113
VSE Corp.	4,708	299,240
West Corp.	44,719	988,737
		40,947,402
Construction & Engineering - 0.9%
Aegion Corp. (a)	35,269	723,720
Ameresco, Inc. Class A (a)	20,753	102,727
Argan, Inc.	13,577	626,307
Comfort Systems U.S.A., Inc.	37,578	1,141,620
Dycom Industries, Inc. (a)(b)	31,109	2,925,801
EMCOR Group, Inc.	61,441	3,422,264
Granite Construction, Inc.	40,343	2,008,275
Great Lakes Dredge & Dock Corp. (a)	63,380	281,407
HC2 Holdings, Inc. (b)	32,600	149,960
Ies Holdings, Inc. (a)	7,646	118,895
Layne Christensen Co. (a)(b)	17,679	141,432
MasTec, Inc. (a)	67,627	1,653,480
MYR Group, Inc. (a)	17,924	442,185
NV5 Holdings, Inc. (a)	7,164	230,466
Orion Group Holdings, Inc. (a)	26,294	148,561
Primoris Services Corp.	41,879	755,916
Tutor Perini Corp. (a)	38,122	957,625
		15,830,641
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	6,044	136,715
American Superconductor Corp. (a)(b)	11,456	105,166
AZZ, Inc.	26,360	1,636,429
Babcock & Wilcox Enterprises, Inc. (a)	46,196	709,571
Encore Wire Corp.	20,489	768,952
Energous Corp. (a)	14,473	179,755
EnerSys	44,452	2,771,582
FuelCell Energy, Inc. (a)(b)	30,426	163,996
Generac Holdings, Inc. (a)(b)	66,679	2,519,799
General Cable Corp.	49,132	723,714
LSI Industries, Inc.	24,884	272,729
Plug Power, Inc. (a)(b)	187,200	335,088
Powell Industries, Inc.	9,010	331,928
Power Solutions International, Inc. (a)(b)	4,678	82,286
Preformed Line Products Co.	2,449	119,683
Sunrun, Inc. (a)(b)	64,332	333,240
Thermon Group Holdings, Inc. (a)(b)	33,295	671,893
Vicor Corp. (a)	18,421	195,263
		12,057,789
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	37,120	770,611
Machinery - 3.3%
Actuant Corp. Class A (b)	60,331	1,432,861
Alamo Group, Inc.	9,598	644,314
Albany International Corp. Class A	29,016	1,228,247
Altra Industrial Motion Corp.	25,460	723,064
American Railcar Industries, Inc. (b)	8,015	336,710
Astec Industries, Inc.	19,549	1,178,414
Barnes Group, Inc.	51,096	1,938,071
Blue Bird Corp. (a)(b)	5,282	74,423
Briggs & Stratton Corp.	43,008	977,572
Chart Industries, Inc. (a)	31,275	938,876
CIRCOR International, Inc.	16,680	949,759
CLARCOR, Inc.	48,341	3,009,711
Columbus McKinnon Corp. (NY Shares)	20,953	347,610
Douglas Dynamics, Inc.	22,166	594,049
Dynamic Materials Corp.	13,688	140,165
Energy Recovery, Inc. (a)(b)	35,058	375,121
EnPro Industries, Inc.	21,859	1,000,049
ESCO Technologies, Inc.	25,848	1,094,663
ExOne Co. (a)(b)	10,661	108,529
Federal Signal Corp.	60,711	798,350
Franklin Electric Co., Inc.	47,037	1,821,273
FreightCar America, Inc.	11,823	176,163
Gencor Industries, Inc. (a)	5,043	88,757
Global Brass & Copper Holdings, Inc.	21,153	599,053
Gorman-Rupp Co.	17,782	481,714
Graham Corp.	10,741	193,553
Greenbrier Companies, Inc. (b)	27,489	902,464
Hardinge, Inc.	11,416	115,302
Harsco Corp.	81,856	801,370
Hillenbrand, Inc.	59,960	1,939,706
Hurco Companies, Inc.	6,202	165,159
Hyster-Yale Materials Handling Class A	9,749	621,889
John Bean Technologies Corp.	29,650	1,984,178
Joy Global, Inc. (b)	100,386	2,773,665
Kadant, Inc.	11,080	608,735
Kennametal, Inc.	80,666	2,005,357
Lindsay Corp. (b)	10,967	769,445
Lydall, Inc. (a)	17,041	761,392
Manitowoc Co., Inc.	127,973	712,810
Meritor, Inc. (a)	89,456	749,641
Milacron Holdings Corp. (a)	14,199	244,507
Miller Industries, Inc.	12,341	264,838
Mueller Industries, Inc.	57,724	1,964,925
Mueller Water Products, Inc. Class A	159,098	1,886,902
Navistar International Corp. (a)(b)	50,183	643,346
NN, Inc.	27,016	455,760
Omega Flex, Inc.	2,850	97,214
Proto Labs, Inc. (a)(b)	24,875	1,369,120
RBC Bearings, Inc. (a)	23,152	1,760,247
Rexnord Corp. (a)	84,653	1,802,262
SPX Corp.	42,173	638,499
SPX Flow, Inc. (a)	35,738	974,933
Standex International Corp.	12,811	1,137,617
Sun Hydraulics Corp.	24,097	727,729
Supreme Industries, Inc. Class A	12,667	212,806
Tennant Co.	17,795	1,140,304
Titan International, Inc.	45,133	298,329
TriMas Corp. (a)	46,614	832,992
Wabash National Corp. (a)	66,070	956,694
Watts Water Technologies, Inc. Class A	28,449	1,759,571
Woodward, Inc.	53,649	3,140,612
		58,471,391
Marine - 0.1%
Costamare, Inc. (b)	26,674	261,138
Matson, Inc.	44,166	1,650,483
Scorpio Bulkers, Inc. (a)(b)	57,961	190,692
		2,102,313
Professional Services - 1.3%
Acacia Research Corp. (b)	48,762	263,802
Advisory Board Co. (a)	41,759	1,743,856
Barrett Business Services, Inc.	7,152	307,393
CBIZ, Inc. (a)	49,796	538,295
CEB, Inc.	32,989	1,980,660
CRA International, Inc. (a)	8,530	235,599
Exponent, Inc.	25,852	1,313,540
Franklin Covey Co. (a)	9,974	163,773
FTI Consulting, Inc. (a)	42,211	1,808,319
GP Strategies Corp. (a)	13,583	284,700
Heidrick & Struggles International, Inc.	18,949	368,748
Hill International, Inc. (a)	31,551	131,568
Huron Consulting Group, Inc. (a)	22,163	1,362,360
ICF International, Inc. (a)	18,833	779,310
IDI, Inc. (a)(b)	15,807	81,880
Insperity, Inc.	15,995	1,255,448
Kelly Services, Inc. Class A (non-vtg.)	29,415	602,125
Kforce, Inc.	25,284	451,572
Korn/Ferry International	58,435	1,344,589
MISTRAS Group, Inc. (a)	17,792	445,868
Navigant Consulting, Inc. (a)	48,455	955,048
On Assignment, Inc. (a)	52,098	1,925,021
Resources Connection, Inc.	35,789	533,256
RPX Corp. (a)	51,011	513,681
TriNet Group, Inc. (a)	42,571	923,365
TrueBlue, Inc. (a)	42,751	954,630
WageWorks, Inc. (a)	37,227	2,301,001
		23,569,407
Road & Rail - 0.5%
ArcBest Corp.	25,487	476,862
Celadon Group, Inc.	26,614	219,832
Covenant Transport Group, Inc. Class A (a)	12,150	273,740
Heartland Express, Inc. (b)	46,643	863,828
Knight Transportation, Inc. (b)	68,235	2,035,450
Marten Transport Ltd.	23,107	500,267
P.A.M. Transportation Services, Inc. (a)	2,302	46,109
Roadrunner Transportation Systems, Inc. (a)	31,186	236,078
Saia, Inc. (a)	26,004	751,256
Swift Transporation Co. (a)(b)	76,255	1,467,909
U.S.A. Truck, Inc. (a)	8,731	168,334
Universal Logistics Holdings I	8,142	121,723
Werner Enterprises, Inc.	45,012	1,130,701
YRC Worldwide, Inc. (a)	33,486	397,479
		8,689,568
Trading Companies & Distributors - 1.0%
Aircastle Ltd.	49,341	1,096,357
Applied Industrial Technologies, Inc.	36,798	1,727,666
Beacon Roofing Supply, Inc. (a)	60,858	2,861,543
BMC Stock Holdings, Inc. (a)	55,864	1,136,832
CAI International, Inc. (a)(b)	15,306	131,325
DXP Enterprises, Inc. (a)	12,647	210,446
GATX Corp. (b)	41,312	1,847,886
H&E Equipment Services, Inc.	32,900	612,598
Kaman Corp.	27,289	1,177,793
Lawson Products, Inc. (a)	6,159	101,008
MRC Global, Inc. (a)	94,505	1,250,301
Neff Corp. (a)	9,293	90,793
Now, Inc. (a)	109,416	2,003,407
Rush Enterprises, Inc.:
Class A (a)	30,866	709,301
Class B (a)	6,432	150,059
SiteOne Landscape Supply, Inc.	11,835	459,671
Textainer Group Holdings Ltd. (b)	23,162	275,165
Titan Machinery, Inc. (a)	17,304	193,978
Triton International Ltd.	40,698	683,319
Univar, Inc. (a)	43,680	799,781
Veritiv Corp. (a)	8,478	357,941
Willis Lease Finance Corp. (a)	4,163	112,401
		17,989,571
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	58,660	753,781

TOTAL INDUSTRIALS		246,112,795

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	49,133	894,221
Aerohive Networks, Inc. (a)	23,394	171,010
Applied Optoelectronics, Inc. (a)(b)	16,107	190,707
Bel Fuse, Inc. Class B (non-vtg.)	9,040	185,230
Black Box Corp.	14,644	199,891
CalAmp Corp. (a)	35,936	510,291
Calix Networks, Inc. (a)	42,592	328,810
Ciena Corp. (a)	139,844	2,683,606
Clearfield, Inc. (a)(b)	11,187	223,852
Comtech Telecommunications Corp.	23,496	307,093
Digi International, Inc. (a)	26,776	297,481
EMCORE Corp.	25,519	165,363
Extreme Networks, Inc. (a)	105,015	408,508
Finisar Corp. (a)	109,665	2,057,315
Harmonic, Inc. (a)	74,677	245,687
Infinera Corp. (a)(b)	143,372	1,255,939
InterDigital, Inc.	34,930	2,062,617
Ixia (a)	65,097	748,616
KVH Industries, Inc. (a)	14,742	133,710
Lumentum Holdings, Inc. (a)	51,164	1,547,711
NETGEAR, Inc. (a)	32,598	1,676,515
NetScout Systems, Inc. (a)	90,841	2,541,731
Oclaro, Inc. (a)(b)	100,121	573,693
Plantronics, Inc.	33,809	1,630,946
Polycom, Inc. (a)	137,306	1,701,221
ShoreTel, Inc. (a)	67,956	498,797
Silicom Ltd. (b)	5,486	198,922
Sonus Networks, Inc. (a)	48,663	419,475
Ubiquiti Networks, Inc. (a)(b)	25,994	1,162,452
ViaSat, Inc. (a)(b)	45,257	3,341,324
Viavi Solutions, Inc. (a)	236,718	1,687,799
		30,050,533
Electronic Equipment & Components - 2.8%
Agilysys, Inc. (a)	17,002	194,163
Anixter International, Inc. (a)	29,575	1,812,356
AVX Corp.	48,220	658,685
Badger Meter, Inc.	14,160	987,518
Belden, Inc.	42,689	3,125,262
Benchmark Electronics, Inc. (a)	50,031	1,172,727
Cardtronics PLC (b)	45,768	2,013,334
Coherent, Inc. (a)	24,624	2,611,375
Control4 Corp. (a)(b)	19,621	170,899
CTS Corp.	31,696	605,711
Daktronics, Inc.	35,823	231,775
DTS, Inc. (a)	18,105	503,138
Electro Rent Corp.	17,224	266,455
Electro Scientific Industries, Inc. (a)	26,850	181,775
ePlus, Inc. (a)	6,427	540,575
Fabrinet (a)	35,581	1,343,539
FARO Technologies, Inc. (a)	16,770	584,938
GSI Group, Inc. (a)	32,059	503,647
II-VI, Inc. (a)	60,305	1,212,131
Insight Enterprises, Inc. (a)	37,156	988,350
InvenSense, Inc. (a)	84,018	569,642
Itron, Inc. (a)	34,133	1,457,138
Kimball Electronics, Inc. (a)	29,158	367,974
Knowles Corp. (a)(b)	89,261	1,199,668
Littelfuse, Inc.	22,498	2,812,700
Maxwell Technologies, Inc. (a)	30,756	169,158
Mesa Laboratories, Inc. (b)	3,076	355,678
Methode Electronics, Inc. Class A	36,825	1,289,980
MTS Systems Corp.	17,107	811,385
OSI Systems, Inc. (a)	17,667	1,050,656
Park Electrochemical Corp.	20,044	324,713
PC Connection, Inc.	12,103	312,378
Plexus Corp. (a)	33,996	1,561,776
QLogic Corp. (a)	85,415	1,325,641
RadiSys Corp. (a)	34,783	167,654
Rofin-Sinar Technologies, Inc. (a)	27,123	857,087
Rogers Corp. (a)	18,219	1,246,908
Sanmina Corp. (a)	74,622	1,890,921
ScanSource, Inc. (a)	25,414	1,042,736
SYNNEX Corp.	29,719	2,987,651
Systemax, Inc.	11,227	100,482
Tech Data Corp. (a)	35,621	2,775,945
TTM Technologies, Inc. (a)(b)	73,822	734,529
Universal Display Corp. (a)	42,239	2,992,211
Vishay Intertechnology, Inc.	139,246	1,856,149
Vishay Precision Group, Inc. (a)	11,815	155,367
		50,124,480
Internet Software & Services - 2.5%
2U, Inc. (a)(b)	37,020	1,294,960
Actua Corp. (a)	36,993	369,190
Alarm.com Holdings, Inc. (a)	10,475	300,947
Amber Road, Inc. (a)(b)	17,294	152,533
Angie's List, Inc. (a)	40,800	330,072
Apigee Corp. (a)	15,036	187,048
AppFolio, Inc. (a)	7,421	119,330
Autobytel, Inc. (a)	8,510	126,459
Bankrate, Inc. (a)	48,366	385,477
Bazaarvoice, Inc. (a)	84,114	349,073
Benefitfocus, Inc. (a)(b)	13,128	564,504
Blucora, Inc. (a)	39,991	408,308
Box, Inc. Class A (a)(b)	50,005	582,558
Brightcove, Inc. (a)	30,812	322,602
Carbonite, Inc. (a)	17,360	191,134
Care.com, Inc. (a)	15,621	171,675
ChannelAdvisor Corp. (a)	24,157	380,714
Cimpress NV (a)(b)	25,487	2,416,168
comScore, Inc. (a)(b)	47,962	1,244,614
Cornerstone OnDemand, Inc. (a)	51,276	2,214,610
Cvent, Inc. (a)	30,265	987,244
DHI Group, Inc. (a)	52,173	380,341
EarthLink Holdings Corp.	105,707	716,693
Endurance International Group Holdings, Inc. (a)(b)	60,132	539,985
Envestnet, Inc. (a)	41,826	1,596,498
Everyday Health, Inc. (a)	27,655	225,665
Five9, Inc. (a)	33,821	426,483
Global Sources Ltd. (a)(b)	8,012	71,948
Gogo, Inc. (a)(b)	57,289	481,800
GrubHub, Inc. (a)(b)	82,220	3,117,782
GTT Communications, Inc. (a)	27,062	555,583
Hortonworks, Inc. (a)(b)	41,041	480,590
inContact, Inc. (a)	59,142	822,074
Instructure, Inc. (a)	10,258	223,009
IntraLinks Holdings, Inc. (a)	40,396	281,156
j2 Global, Inc.	47,849	3,198,227
Limelight Networks, Inc. (a)	69,283	117,088
Liquidity Services, Inc. (a)	24,341	196,675
LivePerson, Inc. (a)	55,604	371,157
LogMeIn, Inc. (a)	25,605	2,199,726
Marchex, Inc. Class B (a)	32,622	103,412
Marketo, Inc. (a)	41,701	1,467,041
MeetMe, Inc. (a)	41,758	268,504
MINDBODY, Inc. (a)	14,066	247,140
Monster Worldwide, Inc. (a)	85,538	216,411
New Relic, Inc. (a)	21,935	755,441
NIC, Inc.	64,209	1,497,354
NumereX Corp. Class A (a)	13,506	103,051
Q2 Holdings, Inc. (a)	25,531	757,760
QuinStreet, Inc. (a)	35,741	129,740
Quotient Technology, Inc. (a)(b)	64,732	819,507
RealNetworks, Inc. (a)	22,932	99,296
Reis, Inc.	8,539	215,866
RetailMeNot, Inc. (a)	39,679	331,320
Rightside Group Ltd. (a)(b)	11,351	136,212
SecureWorks Corp. (b)	5,920	87,675
Shutterstock, Inc. (a)(b)	19,093	1,051,833
SPS Commerce, Inc. (a)	16,759	1,061,180
Stamps.com, Inc. (a)(b)	16,282	1,234,257
TechTarget, Inc. (a)	18,274	166,659
TrueCar, Inc. (a)(b)	55,704	521,946
Web.com Group, Inc. (a)	42,521	801,946
WebMD Health Corp. (a)(b)	37,528	2,289,583
Xactly Corp. (a)	23,351	290,019
XO Group, Inc. (a)	25,716	468,803
		44,223,656
IT Services - 2.0%
Acxiom Corp. (a)	79,117	1,815,735
ALJ Regional Holdings, Inc. (a)	18,074	87,297
Blackhawk Network Holdings, Inc. (a)	56,039	1,949,597
CACI International, Inc. Class A (a)	24,781	2,362,373
Cass Information Systems, Inc.	11,137	578,790
Convergys Corp.	90,241	2,404,923
CSG Systems International, Inc.	32,706	1,316,744
Datalink Corp. (a)	19,661	168,691
EPAM Systems, Inc. (a)	49,076	3,447,098
EVERTEC, Inc.	64,418	1,107,990
ExlService Holdings, Inc. (a)	33,252	1,646,307
Forrester Research, Inc.	10,149	415,399
Hackett Group, Inc.	23,402	313,353
Higher One Holdings, Inc. (a)	30,017	153,987
Information Services Group, Inc. (a)	30,336	114,973
Lionbridge Technologies, Inc. (a)	55,702	251,216
ManTech International Corp. Class A	24,978	986,881
Maximus, Inc.	65,325	3,848,949
MoneyGram International, Inc. (a)	28,897	201,123
NCI, Inc. Class A	5,895	74,808
Neustar, Inc. Class A (a)(b)	55,361	1,394,544
Perficient, Inc. (a)	35,701	793,276
PFSweb, Inc. (a)	14,340	142,109
Planet Payment, Inc. (a)	41,338	193,875
Science Applications International Corp.	43,127	2,620,397
ServiceSource International, Inc. (a)	65,331	295,296
Sykes Enterprises, Inc. (a)	39,033	1,197,923
Syntel, Inc. (a)	32,863	1,489,023
Teletech Holdings, Inc.	16,802	479,529
Travelport Worldwide Ltd.	117,927	1,590,835
Unisys Corp. (a)(b)	51,895	514,279
Virtusa Corp. (a)	28,027	762,334
		34,719,654
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (b)	5,321	346,025
Advanced Energy Industries, Inc. (a)	40,169	1,635,682
Advanced Micro Devices, Inc. (a)(b)	667,120	4,576,424
Alpha & Omega Semiconductor Ltd. (a)	18,560	265,222
Ambarella, Inc. (a)(b)	32,616	1,891,076
Amkor Technology, Inc. (a)	101,323	637,322
Applied Micro Circuits Corp. (a)	77,628	510,792
Axcelis Technologies, Inc. (a)	30,275	323,943
Brooks Automation, Inc.	68,232	854,947
Cabot Microelectronics Corp.	23,803	1,252,514
Cavium, Inc. (a)	57,254	2,672,044
Ceva, Inc. (a)	20,021	601,831
Cirrus Logic, Inc. (a)	63,784	3,099,265
Cohu, Inc.	27,536	290,780
Diodes, Inc. (a)	39,560	732,256
DSP Group, Inc. (a)	23,718	256,866
Entegris, Inc. (a)	143,787	2,457,320
Exar Corp. (a)	41,705	349,488
Fairchild Semiconductor International, Inc. (a)	113,436	2,239,227
FormFactor, Inc. (a)	70,703	661,073
GigOptix, Inc. (a)	61,809	116,819
Inphi Corp. (a)	40,923	1,439,671
Integrated Device Technology, Inc. (a)	137,159	3,016,126
Intersil Corp. Class A	136,410	2,084,345
IXYS Corp.	26,265	287,339
Kopin Corp. (a)	60,177	140,212
Lattice Semiconductor Corp. (a)	121,703	731,435
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	23,827	941,405
MaxLinear, Inc. Class A (a)	56,433	1,230,804
Microsemi Corp. (a)(b)	115,820	4,516,980
MKS Instruments, Inc.	54,117	2,472,065
Monolithic Power Systems, Inc.	39,531	2,874,694
Nanometrics, Inc. (a)	24,198	484,928
NeoPhotonics Corp. (a)	31,423	394,359
NVE Corp.	5,131	292,672
PDF Solutions, Inc. (a)	27,761	458,057
Photronics, Inc. (a)	66,882	646,080
Power Integrations, Inc.	27,706	1,581,181
Rambus, Inc. (a)(b)	109,870	1,485,442
Rudolph Technologies, Inc. (a)	31,001	546,238
Semtech Corp. (a)	65,998	1,677,669
Sigma Designs, Inc. (a)	38,389	257,206
Silicon Laboratories, Inc. (a)	42,060	2,240,957
Synaptics, Inc. (a)	37,857	1,966,671
Tessera Technologies, Inc.	49,977	1,606,261
Ultra Clean Holdings, Inc. (a)	31,339	200,256
Ultratech, Inc. (a)	21,804	532,890
Veeco Instruments, Inc. (a)	41,358	693,574
Xcerra Corp. (a)	56,557	344,998
		60,915,431
Software - 4.2%
A10 Networks, Inc. (a)	45,411	355,114
ACI Worldwide, Inc. (a)	117,993	2,337,441
American Software, Inc. Class A	27,157	299,542
Aspen Technology, Inc. (a)	83,772	3,509,209
AVG Technologies NV (a)	42,385	1,048,181
Barracuda Networks, Inc. (a)	22,257	491,435
Blackbaud, Inc.	48,178	3,220,699
Bottomline Technologies, Inc. (a)	40,685	858,860
BroadSoft, Inc. (a)(b)	29,635	1,328,537
Callidus Software, Inc. (a)	56,810	1,166,309
CommVault Systems, Inc. (a)	39,341	2,035,503
Digimarc Corp. (a)(b)	8,653	315,056
Ebix, Inc. (b)	25,658	1,368,085
Ellie Mae, Inc. (a)	29,976	2,761,089
EnerNOC, Inc. (a)(b)	26,126	195,422
EPIQ Systems, Inc.	24,267	396,523
Exa Corp. (a)	13,541	197,699
Fair Isaac Corp.	31,518	3,991,440
Fleetmatics Group PLC (a)(b)	40,008	1,718,744
Gigamon, Inc. (a)	33,225	1,552,272
Globant SA (a)(b)	25,940	1,094,409
Glu Mobile, Inc. (a)(b)	104,883	245,426
Guidance Software, Inc. (a)	22,076	129,807
HubSpot, Inc. (a)(b)	29,475	1,609,040
Imperva, Inc. (a)	29,256	1,378,543
Infoblox, Inc. (a)	56,984	1,066,740
Interactive Intelligence Group, Inc. (a)	18,256	984,911
Jive Software, Inc. (a)	64,060	243,428
Majesco (a)	5,728	32,592
Mentor Graphics Corp.	109,033	2,328,945
MicroStrategy, Inc. Class A (a)	9,576	1,674,747
Mitek Systems, Inc. (a)(b)	29,870	225,519
MobileIron, Inc. (a)	45,394	154,794
Model N, Inc. (a)	23,064	297,756
Monotype Imaging Holdings, Inc.	41,745	826,134
Park City Group, Inc. (a)(b)	12,619	123,414
Paycom Software, Inc. (a)(b)	44,859	2,117,793
Paylocity Holding Corp. (a)(b)	21,752	971,009
Pegasystems, Inc.	36,549	1,019,717
Progress Software Corp. (a)	50,616	1,470,901
Proofpoint, Inc. (a)(b)	41,615	3,157,330
PROS Holdings, Inc. (a)	25,743	478,305
QAD, Inc. Class A	9,198	174,026
Qlik Technologies, Inc. (a)	95,410	2,881,382
Qualys, Inc. (a)	27,483	862,691
Rapid7, Inc. (a)(b)	20,410	285,332
RealPage, Inc. (a)	54,644	1,374,297
RingCentral, Inc. (a)	59,072	1,360,428
Rosetta Stone, Inc. (a)	18,846	145,114
Rovi Corp. (a)	82,489	1,551,618
Sapiens International Corp. NV	25,184	321,852
Silver Spring Networks, Inc. (a)	39,068	491,085
Synchronoss Technologies, Inc. (a)(b)	42,090	1,571,641
Take-Two Interactive Software, Inc. (a)(b)	84,749	3,405,215
Tangoe, Inc. (a)(b)	26,991	218,357
TeleNav, Inc. (a)	31,817	158,449
The Rubicon Project, Inc. (a)	37,825	534,089
TiVo, Inc. (a)	94,413	995,113
Tubemogul, Inc. (a)(b)	23,873	267,616
Varonis Systems, Inc. (a)	11,041	283,643
Vasco Data Security International, Inc. (a)	30,317	506,597
Verint Systems, Inc. (a)	63,455	2,238,058
VirnetX Holding Corp. (a)(b)	47,252	204,601
Workiva, Inc. (a)(b)	22,799	317,818
Xura, Inc. (a)	23,944	595,008
Zendesk, Inc. (a)	82,716	2,501,332
Zix Corp. (a)(b)	51,981	211,043
		74,234,825
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	109,630	1,467,946
Avid Technology, Inc. (a)	31,396	204,388
CPI Card Group (b)	20,500	96,760
Cray, Inc. (a)	41,093	1,296,895
Diebold, Inc.	60,960	1,721,510
Eastman Kodak Co. (a)	17,595	298,059
Electronics for Imaging, Inc. (a)(b)	47,456	2,101,826
Immersion Corp. (a)	28,260	212,233
Nimble Storage, Inc. (a)(b)	64,244	477,975
Pure Storage, Inc. Class A (a)(b)	69,488	875,549
Silicon Graphics International Corp. (a)	35,382	191,063
Stratasys Ltd. (a)(b)	49,602	1,038,666
Super Micro Computer, Inc. (a)(b)	38,838	836,959
U.S.A. Technologies, Inc. (a)(b)	35,002	165,209
		10,985,038

TOTAL INFORMATION TECHNOLOGY		305,253,617

MATERIALS - 4.6%
Chemicals - 2.3%
A. Schulman, Inc.	29,564	866,521
AgroFresh Solutions, Inc. (a)(b)	21,494	138,636
American Vanguard Corp.	28,682	426,788
Axiall Corp.	72,230	2,358,310
Balchem Corp.	32,122	2,051,632
Calgon Carbon Corp.	50,295	694,071
Chase Corp.	7,197	436,066
Chemtura Corp. (a)	65,248	1,832,816
Codexis, Inc. (a)	32,687	142,188
Ferro Corp. (a)	83,843	1,086,605
Flotek Industries, Inc. (a)(b)	52,516	745,727
FutureFuel Corp.	25,764	295,255
H.B. Fuller Co.	50,854	2,367,762
Hawkins, Inc.	10,069	430,349
Ingevity Corp. (a)	43,449	1,662,793
Innophos Holdings, Inc.	19,622	844,923
Innospec, Inc.	23,819	1,197,381
KMG Chemicals, Inc.	8,802	241,967
Koppers Holdings, Inc. (a)	20,446	646,503
Kraton Performance Polymers, Inc. (a)	29,930	895,206
Kronos Worldwide, Inc.	21,492	121,430
LSB Industries, Inc. (a)(b)	20,955	242,659
Minerals Technologies, Inc.	35,327	2,305,440
Olin Corp.	168,545	3,522,591
OMNOVA Solutions, Inc. (a)	43,191	409,019
PolyOne Corp.	85,461	2,997,117
Quaker Chemical Corp.	13,347	1,276,774
Rayonier Advanced Materials, Inc.	43,779	602,837
Sensient Technologies Corp.	45,257	3,341,324
Stepan Co.	19,903	1,279,962
Terravia Holdings, Inc. (a)	76,697	194,043
The Chemours Co. LLC	186,773	1,736,989
Trecora Resources (a)	19,372	221,422
Tredegar Corp.	25,830	457,191
Trinseo SA	29,247	1,456,208
Tronox Ltd. Class A (b)	65,377	424,297
Valhi, Inc.	24,515	45,598
		39,996,400
Construction Materials - 0.2%
Headwaters, Inc. (a)	74,164	1,475,122
Summit Materials, Inc.	77,828	1,723,112
U.S. Concrete, Inc. (a)	14,506	935,637
United States Lime & Minerals, Inc.	1,918	120,834
		4,254,705
Containers & Packaging - 0.1%
AEP Industries, Inc.	4,094	329,403
Greif, Inc.:
Class A	26,070	1,046,189
Class B	5,893	312,152
Multi Packaging Solutions International Ltd.	21,812	316,710
Myers Industries, Inc.	22,290	333,236
UFP Technologies, Inc. (a)	6,257	143,223
		2,480,913
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	239,634	1,571,999
Allegheny Technologies, Inc. (b)	110,638	1,970,463
Ampco-Pittsburgh Corp.	8,359	110,422
Carpenter Technology Corp.	47,245	1,854,366
Century Aluminum Co. (a)(b)	50,510	383,371
Cliffs Natural Resources, Inc. (a)(b)	179,039	1,416,198
Coeur d'Alene Mines Corp. (a)	165,008	2,527,923
Commercial Metals Co.	118,005	1,951,803
Ferroglobe PLC	66,139	616,415
Gold Resource Corp.	50,867	285,873
Handy & Harman Ltd. (a)	2,859	79,680
Haynes International, Inc.	12,930	491,081
Hecla Mining Co. (b)	388,931	2,524,162
Kaiser Aluminum Corp.	17,815	1,475,973
Materion Corp.	20,084	530,418
Olympic Steel, Inc.	9,332	267,455
Real Industries, Inc. (a)	25,594	200,657
Ryerson Holding Corp. (a)	13,052	188,471
Schnitzer Steel Industries, Inc. Class A	26,554	517,537
Stillwater Mining Co. (a)(b)	124,868	1,910,480
SunCoke Energy, Inc.	65,640	500,833
TimkenSteel Corp. (b)	39,935	400,149
Worthington Industries, Inc.	45,863	2,032,190
		23,807,919
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	39,407	1,070,688
Clearwater Paper Corp. (a)	17,122	1,077,145
Deltic Timber Corp.	11,093	764,530
Kapstone Paper & Packaging Corp.	86,988	1,242,189
Louisiana-Pacific Corp. (a)	146,853	2,966,431
Neenah Paper, Inc.	17,062	1,286,987
P.H. Glatfelter Co.	44,015	909,350
Schweitzer-Mauduit International, Inc.	30,580	1,156,230
		10,473,550

TOTAL MATERIALS		81,013,487

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	89,024	1,224,080
Atlantic Tele-Network, Inc.	11,061	813,205
Cincinnati Bell, Inc. (a)	218,177	1,090,885
Cogent Communications Group, Inc.	41,876	1,789,361
Consolidated Communications Holdings, Inc.	50,292	1,405,661
FairPoint Communications, Inc. (a)(b)	22,349	361,830
General Communications, Inc. Class A (a)	29,210	449,542
Globalstar, Inc. (a)(b)	376,891	448,500
Hawaiian Telcom Holdco, Inc. (a)	5,883	130,603
IDT Corp. Class B	18,248	278,464
Inteliquent, Inc.	32,627	670,485
Intelsat SA (a)	28,458	65,453
Iridium Communications, Inc. (a)(b)	85,870	771,113
Lumos Networks Corp. (a)	18,473	216,134
ORBCOMM, Inc. (a)	64,509	683,150
PDVWireless, Inc. (a)(b)	9,537	205,046
Straight Path Communications, Inc. Class B (a)(b)	9,726	177,402
Vonage Holdings Corp. (a)	192,653	1,142,432
Windstream Holdings, Inc. (b)	97,400	906,794
		12,830,140
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	34,777	318,557
Leap Wireless International, Inc. rights (a)	29,000	95,120
NII Holdings, Inc. (a)(b)	52,276	158,919
Shenandoah Telecommunications Co.	47,177	1,938,031
Spok Holdings, Inc.	21,703	401,071
		2,911,698

TOTAL TELECOMMUNICATION SERVICES		15,741,838

UTILITIES - 4.0%
Electric Utilities - 1.2%
Allete, Inc.	50,717	3,238,280
El Paso Electric Co.	41,295	1,968,946
Empire District Electric Co.	44,680	1,507,056
Genie Energy Ltd. Class B	12,591	80,834
IDACORP, Inc.	51,153	4,135,720
MGE Energy, Inc.	35,595	1,998,659
Otter Tail Corp.	38,569	1,344,130
PNM Resources, Inc.	81,017	2,783,744
Portland General Electric Co.	91,066	3,976,852
Spark Energy, Inc. Class A, (b)	4,774	118,347
		21,152,568
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	15,302	980,399
Delta Natural Gas Co., Inc.	7,808	206,053
New Jersey Resources Corp.	87,576	3,261,330
Northwest Natural Gas Co.	27,667	1,796,695
ONE Gas, Inc.	53,058	3,446,648
South Jersey Industries, Inc.	81,531	2,599,208
Southwest Gas Corp.	47,796	3,704,190
Spire, Inc.	45,424	3,152,426
WGL Holdings, Inc.	51,123	3,618,997
		22,765,946
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	126,217	318,067
Atlantica Yield PLC (b)	59,244	1,193,767
Dynegy, Inc. (a)	119,476	1,807,672
NRG Yield, Inc.:
Class A (b)	35,776	614,632
Class C	63,626	1,141,450
Ormat Technologies, Inc.	39,147	1,786,669
Pattern Energy Group, Inc.	59,269	1,444,386
Talen Energy Corp. (a)	84,660	1,151,376
TerraForm Global, Inc. (b)	92,595	322,231
Terraform Power, Inc. (b)	88,264	1,037,985
Vivint Solar, Inc. (a)(b)	22,193	67,023
		10,885,258
Multi-Utilities - 0.6%
Avista Corp.	64,587	2,809,535
Black Hills Corp. (b)	52,383	3,302,748
NorthWestern Energy Corp.	49,613	3,013,494
Unitil Corp.	14,227	622,289
		9,748,066
Water Utilities - 0.3%
American States Water Co.	37,052	1,600,646
Artesian Resources Corp. Class A	8,083	275,549
California Water Service Group	49,303	1,662,990
Connecticut Water Service, Inc.	11,020	562,571
Consolidated Water Co., Inc.	14,197	190,666
Global Water Resources, Inc.	8,036	67,985
Middlesex Water Co.	16,001	661,001
SJW Corp.	16,384	694,026
York Water Co.	13,207	415,228
		6,130,662

TOTAL UTILITIES		70,682,500

TOTAL COMMON STOCKS
(Cost $1,626,813,683)		1,750,183,191
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.42% 9/15/16 (c)
(Cost $1,998,955)	2,000,000	1,999,456
	Shares	Value

Money Market Funds - 19.3%
Fidelity Cash Central Fund, 0.42% (d)	24,642,897	$24,642,897
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	315,913,823	315,913,823
TOTAL MONEY MARKET FUNDS
(Cost $340,556,720)		340,556,720
TOTAL INVESTMENT PORTFOLIO - 118.6%
(Cost $1,969,369,358)		2,092,739,367
NET OTHER ASSETS (LIABILITIES) - (18.6)%		(328,207,258)
NET ASSETS - 100%		$1,764,532,109

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
122 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	14,847,400	$1,093,082

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,347,633.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,831
Fidelity Securities Lending Cash Central Fund	1,144,741
Total	$1,163,572

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$236,336,342	$236,336,342	$--	$--
Consumer Staples	53,246,867	53,246,867	--	--
Energy	49,363,491	49,363,491	--	--
Financials	449,714,622	449,627,400	--	87,222
Health Care	242,717,632	242,415,445	--	302,187
Industrials	246,112,795	246,112,795	--	--
Information Technology	305,253,617	305,253,617	--	--
Materials	81,013,487	81,013,487	--	--
Telecommunication Services	15,741,838	15,646,718	--	95,120
Utilities	70,682,500	70,682,500	--	--
U.S. Government and Government Agency Obligations	1,999,456	--	1,999,456	--
Money Market Funds	340,556,720	340,556,720	--	--
Total Investments in Securities:	$2,092,739,367	$2,090,255,382	$1,999,456	$484,529
Derivative Instruments:
Assets
Futures Contracts	$1,093,082	$1,093,082	$--	$--
Total Assets	$1,093,082	$1,093,082	$--	$--
Total Derivative Instruments:	$1,093,082	$1,093,082	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,978,630,305. Net unrealized appreciation aggregated $114,109,062, of which $304,392,135 related to appreciated investment securities and $190,283,073 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016